UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Auto Components — 5.1%
81,074	Adient PLC	$4,969,026
24,113	BorgWarner, Inc.	1,180,090
210,463	Gentex Corp.	4,785,929
142,920	Goodyear Tire & Rubber (The) Co.	3,588,721
34,022	Lear Corp.	6,361,093
		20,884,859

	Automobiles — 2.7%
437,263	Ford Motor Co.	4,914,836
104,535	General Motors Co.	3,840,616
28,247	Harley-Davidson, Inc.	1,161,799
10,516	Thor Industries, Inc.	1,116,168
		11,033,419

	Building Products — 0.6%
41,134	Fortune Brands Home & Security, Inc.	2,249,618

	Commercial Services & Supplies — 1.1%
89,390	KAR Auction Services, Inc.	4,647,386

	Distributors — 1.6%
63,834	LKQ Corp. (a)	1,980,131
33,135	Pool Corp.	4,599,469
		6,579,600

	Diversified Consumer Services — 3.3%
38,093	Bright Horizons Family Solutions, Inc. (a)	3,614,264
10,512	Graham Holdings Co., Class B	6,339,261
47,666	H&R Block, Inc.	1,317,965
32,094	Service Corp. International	1,171,752
23,821	ServiceMaster Global Holdings, Inc. (a)	1,205,343
		13,648,585

	Food & Staples Retailing — 1.5%
25,710	Costco Wholesale Corp.	5,068,984
13,614	Walmart, Inc.	1,204,294
		6,273,278

	Hotels, Restaurants & Leisure — 15.2%
30,616	Aramark	1,144,732
73,877	Carnival Corp.	4,658,684
3,750	Chipotle Mexican Grill, Inc. (a)	1,587,487
47,398	Choice Hotels International, Inc.	3,794,210
20,744	Domino’s Pizza, Inc.	5,014,447
122,529	Extended Stay America, Inc.	2,399,118
88,304	Hilton Grand Vacations, Inc. (a)	3,797,072
48,231	Hilton Worldwide Holdings, Inc.	3,802,532
15,884	Hyatt Hotels Corp., Class A	1,221,003
33,692	Las Vegas Sands Corp.	2,470,634

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
46,562	Marriott International, Inc., Class A	$6,364,094
138,345	MGM Resorts International	4,346,800
71,718	Norwegian Cruise Line Holdings Ltd. (a)	3,834,761
41,148	Royal Caribbean Cruises Ltd.	4,451,802
5,463	Vail Resorts, Inc.	1,252,721
69,015	Wendy’s (The) Co.	1,155,311
10,585	Wyndham Worldwide Corp.	1,208,913
34,719	Wynn Resorts Ltd.	6,464,331
58,370	Yum China Holdings, Inc.	2,495,901
14,228	Yum! Brands, Inc.	1,239,259
		62,703,812

	Household Durables — 6.9%
86,651	D.R. Horton, Inc.	3,824,775
64,461	Garmin Ltd.	3,781,927
27,304	Leggett & Platt, Inc.	1,107,177
20,551	Lennar Corp., Class A	1,086,942
16,357	Mohawk Industries, Inc. (a)	3,433,007
248,484	Newell Brands, Inc.	6,865,613
82,143	PulteGroup, Inc.	2,493,862
112,019	Toll Brothers, Inc.	4,722,721
7,911	Whirlpool Corp.	1,225,810
		28,541,834

	Internet & Direct Marketing Retail — 6.3%
4,373	Amazon.com, Inc. (a)	6,848,687
1,826	Booking Holdings, Inc. (a)	3,977,028
96,713	Liberty Expedia Holdings, Inc., Class A (a)	3,945,890
21,435	Netflix, Inc. (a)	6,697,580
96,243	Qurate Retail, Inc. QVC Group, Class A (a)	2,253,049
35,871	Wayfair, Inc., Class A (a)	2,234,763
		25,956,997

	Leisure Products — 1.2%
20,396	Brunswick Corp.	1,221,312
33,173	Polaris Industries, Inc.	3,477,194
		4,698,506

	Media — 17.8%
20,345	Charter Communications, Inc., Class A (a)	5,519,395
100,844	Cinemark Holdings, Inc.	3,950,059
185,289	Comcast Corp., Class A	5,816,222
113,039	Discovery, Inc., Class A (a)	2,673,372
127,866	DISH Network Corp., Class A (a)	4,289,904
52,593	Interpublic Group of Cos. (The), Inc.	1,240,669
38,030	John Wiley & Sons, Inc., Class A	2,508,079

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
73,887	Liberty Broadband Corp., Class C (a)	$5,237,849
187,567	Lions Gate Entertainment Corp., Class A	4,668,543
114,972	Live Nation Entertainment, Inc. (a)	4,537,945
19,711	Madison Square Garden (The) Co., Class A (a)	4,790,167
388,212	Sirius XM Holdings, Inc. (b)	2,457,382
555,872	TEGNA, Inc.	5,875,567
40,165	Time Warner, Inc.	3,807,642
93,775	Tribune Media Co., Class A	3,543,757
66,026	Twenty-First Century Fox, Inc., Class A	2,413,911
203,844	Viacom, Inc., Class B	6,147,935
37,823	Walt Disney (The) Co.	3,794,782
		73,273,180

	Multiline Retail — 6.0%
51,789	Dollar General Corp.	4,999,192
51,054	Dollar Tree, Inc. (a)	4,895,568
73,958	Kohl’s Corp.	4,594,271
127,735	Macy’s, Inc.	3,968,726
25,021	Nordstrom, Inc.	1,265,062
69,780	Target Corp.	5,066,028
		24,788,847

	Personal Products — 1.5%
42,289	Estee Lauder (The) Cos., Inc., Class A	6,262,578

	Professional Services — 0.3%
38,099	Nielsen Holdings PLC	1,198,214

	Road & Rail — 1.5%
18,348	AMERCO	6,192,817

	Specialty Retail — 19.7%
20,433	Advance Auto Parts, Inc.	2,338,557
103,568	AutoNation, Inc. (a)	4,783,806
1,868	AutoZone, Inc. (a)	1,166,603
301,637	Bed Bath & Beyond, Inc.	5,266,582
34,612	Best Buy Co., Inc.	2,648,856
47,552	Burlington Stores, Inc. (a)	6,459,939
138,227	Dick’s Sporting Goods, Inc.	4,573,931
83,417	Foot Locker, Inc.	3,593,604
501,695	GameStop Corp., Class A (b)	6,848,137
121,756	Gap (The), Inc.	3,560,146
6,797	Home Depot (The), Inc.	1,256,086
63,399	L Brands, Inc.	2,213,259
27,606	Lowe’s Cos., Inc.	2,275,563
122,906	Michaels (The) Cos., Inc. (a)	2,288,510
66,550	Murphy USA, Inc. (a)	4,164,034
142,822	Penske Automotive Group, Inc.	6,441,272
31,065	Ross Stores, Inc.	2,511,605
147,262	Sally Beauty Holdings, Inc. (a)	2,546,160
164,364	Signet Jewelers Ltd.	6,390,472

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
29,703	TJX (The) Cos., Inc.	$2,520,300
65,542	Urban Outfitters, Inc. (a)	2,639,376
91,830	Williams-Sonoma, Inc. (b)	4,389,474
		80,876,272

	Textiles, Apparel & Luxury Goods — 7.7%
71,043	Lululemon Athletica, Inc. (a)	7,090,091
61,194	Michael Kors Holdings Ltd. (a)	4,186,894
36,459	NIKE, Inc., Class B	2,493,431
15,996	PVH Corp.	2,554,081
162,802	Skechers U.S.A., Inc., Class A (a)	4,639,857
120,345	Tapestry, Inc.	6,470,951
51,254	VF Corp.	4,144,911
		31,580,216
	Total Common Stocks — 100.0%	411,390,018
	(Cost $405,410,223)

	Money Market Funds — 0.8%
3,147,471	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	3,147,471
347,286	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	347,286
	Total Money Market Funds — 0.8%	3,494,757
	(Cost $3,494,757)

Principal Value	Description	Value

	Repurchase Agreements — 1.9%
20,242	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $20,243. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $20,893. (d)	20,242

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$7,917,107	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $7,917,470. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $8,113,737. (d)	$7,917,107
	Total Repurchase Agreements — 1.9%	7,937,349
	(Cost $7,937,349)

	Total Investments — 102.7%	422,822,124
	(Cost $416,842,329) (e)
	Net Other Assets and Liabilities — (2.7)%	(11,273,694)
	Net Assets — 100.0%	$411,548,430

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,680,949 and the total value of the collateral held by the Fund is $11,084,820.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $35,268,605 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,288,810. The net unrealized appreciation was $5,979,795.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$411,390,018	$—	$—
Money Market Funds	3,494,757	—	—
Repurchase Agreements	—	7,937,349	—
Total Investments	$414,884,775	$7,937,349	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 10.5%
130,783	Brown-Forman Corp., Class B	$7,329,079
13,657	Constellation Brands, Inc., Class A	3,183,856
78,881	Dr Pepper Snapple Group, Inc.	9,462,565
236,112	Molson Coors Brewing Co., Class B	16,820,619
		36,796,119

	Food & Staples Retailing — 20.2%
129,628	Casey’s General Stores, Inc.	12,522,065
390,053	Kroger (The) Co.	9,825,435
4,234,856	Rite Aid Corp. (a) (b)	7,072,210
606,268	Sprouts Farmers Market, Inc. (b)	15,174,888
155,735	Sysco Corp.	9,739,667
217,105	US Foods Holding Corp. (b)	7,420,649
142,627	Walgreens Boots Alliance, Inc.	9,477,564
		71,232,478

	Food Products — 47.9%
328,086	Archer-Daniels-Midland Co.	14,888,543
42,096	Bunge Ltd.	3,040,594
215,605	Campbell Soup Co.	8,792,372
84,398	Conagra Brands, Inc.	3,128,634
142,389	Flowers Foods, Inc.	3,219,415
207,232	General Mills, Inc.	9,064,328
97,057	Hain Celestial Group (The), Inc. (b)	2,827,270
207,300	Hormel Foods Corp. (a)	7,514,625
72,431	Ingredion, Inc.	8,770,670
143,427	J.M. Smucker (The) Co.	16,362,152
47,879	Kellogg Co.	2,820,073
285,542	Kraft Heinz (The) Co.	16,098,858
244,402	Lamb Weston Holdings, Inc.	15,964,339
66,872	McCormick & Co., Inc.	7,048,977
170,490	Mondelez International, Inc., Class A	6,734,355
722,731	Pilgrim’s Pride Corp. (b)	15,610,989
123,256	Post Holdings, Inc. (b)	9,807,480
243,017	Tyson Foods, Inc., Class A	17,035,492
		168,729,166

	Health Care Providers & Services — 5.7%
285,910	CVS Health Corp.	19,965,095

	Household Products — 7.3%
23,384	Clorox (The) Co.	2,740,605
238,823	Energizer Holdings, Inc.	13,698,887
28,264	Kimberly-Clark Corp.	2,926,454
89,740	Procter & Gamble (The) Co.	6,491,792
		25,857,738

	Personal Products — 8.3%
145,984	Herbalife Nutrition Ltd. (b)	15,434,888

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
193,043	Nu Skin Enterprises, Inc., Class A	$13,735,010
		29,169,898

	Total Common Stocks — 99.9%	351,750,494
	(Cost $364,682,368)

	Money Market Funds — 0.6%
1,859,219	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	1,859,219
216,909	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	216,909
	Total Money Market Funds — 0.6%	2,076,128
	(Cost $2,076,128)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
11,957	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $11,958. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $12,341. (d)	11,957
4,676,656	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $4,676,870. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $4,792,806. (d)	4,676,656

	Total Repurchase Agreements — 1.3%	4,688,613
	(Cost $4,688,613)

	Total Investments — 101.8%	358,515,235
	(Cost $371,447,109) (e)
	Net Other Assets and Liabilities — (1.8)%	(6,494,447)
	Net Assets — 100.0%	$352,020,788

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,346,331 and the total value of the collateral held by the Fund is $6,547,832.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,172,592 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,104,466. The net unrealized depreciation was $12,931,874.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$351,750,494	$—	$—
Money Market Funds	2,076,128	—	—
Repurchase Agreements	—	4,688,613	—
Total Investments	$353,826,622	$4,688,613	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Chemicals — 0.6%
65,369	Valvoline, Inc.	$1,325,683

	Energy Equipment & Services — 11.6%
30,819	Halliburton Co.	1,633,099
96,603	Helmerich & Payne, Inc.	6,718,739
459,930	Nabors Industries Ltd.	3,500,067
433,500	Oceaneering International, Inc.	9,207,540
247,867	Patterson-UTI Energy, Inc.	5,309,311
80,244	RPC, Inc. (a)	1,445,194
		27,813,950

	Oil, Gas & Consumable Fuels — 87.8%
23,942	Anadarko Petroleum Corp.	1,611,776
63,945	Andeavor	8,844,872
404,900	Antero Resources Corp. (b)	7,693,100
167,093	Apache Corp.	6,842,458
78,837	Centennial Resource Development, Inc., Class A (b)	1,458,485
81,201	Cheniere Energy, Inc. (b)	4,722,650
479,036	Chesapeake Energy Corp. (a) (b)	1,422,737
38,057	Chevron Corp.	4,761,311
46,424	Cimarex Energy Co.	4,669,790
28,878	Concho Resources, Inc. (b)	4,539,910
24,404	ConocoPhillips	1,598,462
109,067	Continental Resources, Inc. (b)	7,204,966
136,522	Devon Energy Corp.	4,959,844
25,407	Diamondback Energy, Inc. (b)	3,263,529
102,292	Energen Corp. (b)	6,693,989
41,237	EOG Resources, Inc.	4,872,976
169,164	EQT Corp.	8,490,341
280,530	Extraction Oil & Gas, Inc. (a) (b)	3,961,084
86,176	Exxon Mobil Corp.	6,700,184
832,873	Gulfport Energy Corp. (b)	7,745,719
164,499	HollyFrontier Corp.	9,983,444
96,060	Kinder Morgan, Inc.	1,519,669
199,310	Marathon Oil Corp.	3,637,408
87,941	Marathon Petroleum Corp.	6,587,660
124,415	Murphy Oil Corp.	3,746,136
49,492	Occidental Petroleum Corp.	3,823,752
56,480	ONEOK, Inc.	3,401,226
49,898	Parsley Energy, Inc., Class A (b)	1,498,437
189,666	PBF Energy, Inc., Class A	7,269,898
83,787	Phillips 66	9,326,331
18,715	Pioneer Natural Resources Co.	3,772,008
820,958	QEP Resources, Inc. (b)	9,999,269
442,209	Range Resources Corp.	6,124,595
92,587	RSP Permian, Inc. (b)	4,593,241
240,718	SM Energy Co.	5,765,196
1,856,171	Southwestern Energy Co. (b)	7,610,301
32,882	Targa Resources Corp.	1,544,468
86,638	Valero Energy Corp.	9,610,753
174,578	Williams (The) Cos., Inc.	4,491,892

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
217,515	WPX Energy, Inc. (b)	$3,717,331
		210,081,198
	Total Common Stocks — 100.0%	239,220,831
	(Cost $229,189,995)

	Money Market Funds — 0.6%
1,309,113	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	1,309,113
170,159	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	170,159
	Total Money Market Funds — 0.6%	1,479,272
	(Cost $1,479,272)

Principal Value	Description	Value

	Repurchase Agreements — 1.4%
$8,419	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $8,420. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $8,690. (d)	8,419
3,292,926	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $3,293,077. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $3,374,709. (d)	3,292,926
	Total Repurchase Agreements — 1.4%	3,301,345
	(Cost $3,301,345)

	Total Investments — 102.0%	244,001,448
	(Cost $233,970,612) (e)
	Net Other Assets and Liabilities — (2.0)%	(4,686,629)
	Net Assets — 100.0%	$239,314,819

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,429,809 and the total value of the collateral held by the Fund is $4,610,458.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,565,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,535,025. The net unrealized appreciation was $10,030,836.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$239,220,831	$—	$—
Money Market Funds	1,479,272	—	—
Repurchase Agreements	—	3,301,345	—
Total Investments	$240,700,103	$3,301,345	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 14.5%
257,287	Associated Banc-Corp.	$6,805,241
138,287	Bank of America Corp.	4,137,547
132,454	Bank of the Ozarks	6,198,847
207,463	BankUnited, Inc.	8,217,609
79,694	BB&T Corp.	4,207,843
20,948	BOK Financial Corp.	2,109,045
124,148	CIT Group, Inc.	6,573,637
152,301	Citizens Financial Group, Inc.	6,318,968
21,616	Comerica, Inc.	2,044,441
34,611	Commerce Bancshares, Inc.	2,198,491
19,550	Cullen/Frost Bankers, Inc.	2,237,497
66,314	East West Bancorp, Inc.	4,417,839
308,341	F.N.B. Corp.	4,008,433
261,241	Fifth Third Bancorp	8,665,364
22,391	First Republic Bank	2,079,452
423,416	Huntington Bancshares, Inc.	6,313,133
37,712	JPMorgan Chase & Co.	4,102,311
212,133	KeyCorp	4,225,689
11,248	M&T Bank Corp.	2,050,173
129,085	PacWest Bancorp	6,614,315
222,250	People’s United Financial, Inc.	4,064,953
32,298	Pinnacle Financial Partners, Inc.	2,068,687
42,275	PNC Financial Services Group (The), Inc.	6,155,663
49,823	Popular, Inc.	2,306,307
57,100	Prosperity Bancshares, Inc.	4,098,067
223,207	Regions Financial Corp.	4,173,971
29,217	Signature Bank (a)	3,714,942
60,953	SunTrust Banks, Inc.	4,071,660
34,558	SVB Financial Group (a)	10,353,922
280,297	TCF Financial Corp.	6,959,775
82,122	U.S. Bancorp	4,143,055
37,431	Webster Financial Corp.	2,252,972
158,260	Wells Fargo & Co.	8,223,190
110,026	Western Alliance Bancorp (a)	6,489,333
78,650	Zions Bancorporation	4,306,088
		166,908,460

	Capital Markets — 17.4%
43,751	Affiliated Managers Group, Inc.	7,212,790
160,962	Bank of New York Mellon (The) Corp.	8,774,039
308,341	BGC Partners, Inc., Class A	4,119,436
3,828	BlackRock, Inc.	1,996,302
56,034	Cboe Global Markets, Inc.	5,983,310
158,835	Charles Schwab (The) Corp.	8,843,933
39,530	CME Group, Inc.	6,233,090
148,992	Eaton Vance Corp.	8,103,675
32,061	FactSet Research Systems, Inc.	6,063,056
248,334	Federated Investors, Inc., Class B	6,573,401
119,585	Franklin Resources, Inc.	4,022,839
8,233	Goldman Sachs Group (The), Inc.	1,962,171
57,187	Intercontinental Exchange, Inc.	4,143,770

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
259,119	Invesco Ltd.	$7,506,677
157,807	Lazard Ltd., Class A	8,587,857
262,140	Legg Mason, Inc.	10,406,958
174,489	LPL Financial Holdings, Inc.	10,568,799
19,072	MarketAxess Holdings, Inc.	3,788,271
66,063	Moody’s Corp.	10,715,418
118,487	Morgan Stanley	6,116,299
71,292	MSCI, Inc.	10,681,680
74,155	Nasdaq, Inc.	6,549,370
20,107	Northern Trust Corp.	2,146,422
92,768	Raymond James Financial, Inc.	8,325,928
43,411	S&P Global, Inc.	8,187,315
110,725	SEI Investments Co.	7,001,142
64,110	State Street Corp.	6,396,896
76,820	T. Rowe Price Group, Inc.	8,743,652
179,910	TD Ameritrade Holding Corp.	10,450,972
		200,205,468

	Consumer Finance — 5.6%
305,502	Ally Financial, Inc.	7,973,602
66,725	Capital One Financial Corp.	6,046,619
25,103	Credit Acceptance Corp. (a)	8,305,077
88,886	Discover Financial Services	6,333,128
487,316	Navient Corp.	6,461,810
277,034	OneMain Holdings, Inc. (a)	8,546,499
653,742	Santander Consumer USA Holdings, Inc.	12,061,540
184,978	SLM Corp. (a)	2,123,547
190,683	Synchrony Financial	6,324,955
		64,176,777

	Diversified Financial Services — 2.0%
53,419	Berkshire Hathaway, Inc., Class B (a)	10,348,863
182,454	Leucadia National Corp.	4,386,194
164,246	Voya Financial, Inc.	8,598,278
		23,333,335

	Equity Real Estate Investment Trusts — 17.3%
28,536	American Tower Corp.	3,891,169
50,885	Apartment Investment & Management Co., Class A	2,065,931
363,894	Apple Hospitality REIT, Inc.	6,546,453
12,609	AvalonBay Communities, Inc.	2,055,267
261,158	Brandywine Realty Trust	4,207,255
419,252	Brixmor Property Group, Inc.	6,242,662
368,968	Colony NorthStar, Inc., Class A	2,254,395
405,396	Columbia Property Trust, Inc.	8,659,259
545,901	CoreCivic, Inc.	11,005,364
37,836	Crown Castle International Corp.	3,816,517
73,532	CubeSmart	2,164,782
78,307	Duke Realty Corp.	2,122,120

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
149,718	EPR Properties	$8,237,484
23,736	Extra Space Storage, Inc.	2,126,508
102,349	Forest City Realty Trust, Inc., Class A	2,053,121
123,908	Gaming and Leisure Properties, Inc.	4,246,327
89,264	HCP, Inc.	2,085,207
47,320	Highwoods Properties, Inc.	2,083,027
163,661	Hospitality Properties Trust	4,071,886
222,489	Host Hotels & Resorts, Inc.	4,351,885
63,104	Iron Mountain, Inc.	2,141,750
576,000	Kimco Realty Corp.	8,357,760
100,434	Lamar Advertising Co., Class A	6,398,650
104,384	Liberty Property Trust	4,365,339
491,815	Medical Properties Trust, Inc.	6,285,396
22,726	Mid-America Apartment Communities, Inc.	2,078,520
105,635	National Retail Properties, Inc.	4,018,355
442,603	Outfront Media, Inc.	8,298,806
145,618	Paramount Group, Inc.	2,089,618
394,373	Park Hotels & Resorts, Inc.	11,350,055
363,478	Piedmont Office Realty Trust, Inc., Class A	6,513,526
65,838	Prologis, Inc.	4,273,545
117,885	Rayonier, Inc.	4,384,143
913,892	Retail Properties of America, Inc., Class A	10,546,314
37,408	SBA Communications Corp. (a)	5,993,884
264,827	Senior Housing Properties Trust	4,123,356
83,545	STORE Capital Corp.	2,107,840
167,461	Ventas, Inc.	8,610,845
379,488	Weingarten Realty Investors	10,424,535
33,451	WP Carey, Inc.	2,135,846
		198,784,702

	Insurance — 22.6%
243,510	Aflac, Inc.	11,096,751
87,493	Allstate (The) Corp.	8,558,565
18,478	American Financial Group, Inc.	2,092,079
29,553	Aon PLC	4,210,416
24,226	Arch Capital Group Ltd. (a)	1,941,229
155,041	Arthur J. Gallagher & Co.	10,851,320
92,467	Aspen Insurance Holdings Ltd.	3,925,224
90,739	Assurant, Inc.	8,422,394
294,364	Assured Guaranty Ltd.	10,682,470
222,883	Athene Holding Ltd., Class A (a)	10,921,267
251,320	Brown & Brown, Inc.	6,843,444
46,747	Chubb Ltd.	6,342,166
143,497	Cincinnati Financial Corp.	10,093,579
129,555	CNA Financial Corp.	6,537,345
16,148	Everest Re Group Ltd.	3,757,155
141,351	First American Financial Corp.	7,224,450
159,761	FNF Group	5,883,998

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
17,588	Hanover Insurance Group (The), Inc.	$2,019,982
113,529	Lincoln National Corp.	8,019,689
128,567	Loews Corp.	6,744,625
25,107	Marsh & McLennan Cos., Inc.	2,046,220
180,823	Mercury General Corp.	8,269,036
180,744	MetLife, Inc.	8,616,066
386,685	Old Republic International Corp.	7,888,374
136,174	Principal Financial Group, Inc.	8,064,224
85,421	ProAssurance Corp.	4,040,413
174,888	Progressive (The) Corp.	10,543,998
102,906	Prudential Financial, Inc.	10,940,966
69,195	Reinsurance Group of America, Inc.	10,337,733
46,160	RenaissanceRe Holdings Ltd.	6,279,606
126,600	Torchmark Corp.	10,981,284
46,043	Travelers (The) Cos., Inc.	6,059,259
174,215	Unum Group	8,428,522
87,944	W.R. Berkley Corp.	6,557,105
27,250	Willis Towers Watson PLC	4,046,897
192,834	XL Group Ltd.	10,719,642
		259,987,493

	Internet Software & Services — 0.8%
198,067	Zillow Group, Inc., Class C (a)	9,604,269

	IT Services — 10.4%
97,146	Broadridge Financial Solutions, Inc.	10,415,023
91,690	CoreLogic, Inc. (a)	4,538,655
66,393	Fidelity National Information Services, Inc.	6,305,343
129,599	First Data Corp., Class A (a)	2,345,742
58,158	Fiserv, Inc. (a)	4,121,076
52,622	FleetCor Technologies, Inc. (a)	10,907,488
95,552	Global Payments, Inc.	10,802,154
52,862	Jack Henry & Associates, Inc.	6,315,952
60,835	Mastercard, Inc., Class A	10,845,055
140,451	PayPal Holdings, Inc. (a)	10,479,049
216,585	Square, Inc., Class A (a)	10,253,134
123,534	Total System Services, Inc.	10,384,268
69,340	Visa, Inc., Class A	8,797,859
107,832	Western Union (The) Co.	2,129,682
68,037	WEX, Inc. (a)	11,016,551
		119,657,031

	Mortgage Real Estate Investment Trusts — 5.5%
438,392	AGNC Investment Corp.	8,294,376
1,021,667	Annaly Capital Management, Inc.	10,594,687
612,062	Chimera Investment Corp.	10,704,964
1,415,139	MFA Financial, Inc.	10,641,845
647,781	New Residential Investment Corp.	11,323,212
197,956	Starwood Property Trust, Inc.	4,149,158

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
539,649	Two Harbors Investment Corp.	$8,235,044
		63,943,286

	Professional Services — 1.2%
17,723	Dun & Bradstreet (The) Corp.	2,043,639
17,601	Equifax, Inc.	1,972,192
146,079	TransUnion (a)	9,481,988
		13,497,819

	Real Estate Management & Development — 2.1%
225,667	CBRE Group, Inc., Class A (a)	10,224,972
14,904	Howard Hughes (The) Corp. (a)	2,016,511
11,873	Jones Lang LaSalle, Inc.	2,012,592
390,616	Realogy Holdings Corp.	9,691,183
		23,945,258

	Thrifts & Mortgage Finance — 0.5%
490,684	New York Community Bancorp, Inc.	5,829,326
	Total Common Stocks — 99.9%	1,149,873,224
	(Cost $1,063,341,264)

	Money Market Funds — 0.1%
1,802,835	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (b)	1,802,835
	(Cost $1,802,835)

	Total Investments — 100.0%	1,151,676,059
	(Cost $1,065,144,099) (c)
	Net Other Assets and Liabilities — (0.0)%	(334,984)
	Net Assets — 100.0%	$1,151,341,075

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $109,070,197 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,538,237. The net unrealized appreciation was $86,531,960.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,149,873,224	$—	$—
Money Market Funds	1,802,835	—	—
Total Investments	$1,151,676,059	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Biotechnology — 11.8%
94,196	AbbVie, Inc.	$9,094,624
109,021	Agios Pharmaceuticals, Inc. (a)	9,147,952
153,825	Alkermes PLC (a)	6,809,833
74,859	Alnylam Pharmaceuticals, Inc. (a)	7,076,421
32,560	Biogen, Inc. (a)	8,908,416
55,189	Gilead Sciences, Inc.	3,986,302
67,632	Intercept Pharmaceuticals, Inc. (a) (b)	4,599,652
271,407	Intrexon Corp. (a) (b)	4,934,179
268,772	Neurocrine Biosciences, Inc. (a)	21,792,034
198,373	United Therapeutics Corp. (a)	21,842,851
82,056	Vertex Pharmaceuticals, Inc. (a)	12,567,697
		110,759,961

	Health Care Equipment & Supplies — 27.3%
76,598	ABIOMED, Inc. (a)	23,052,168
88,756	Align Technology, Inc. (a)	22,175,687
63,971	Baxter International, Inc.	4,445,984
19,200	Becton, Dickinson and Co.	4,451,904
152,293	Boston Scientific Corp. (a)	4,373,855
18,184	Cooper (The) Cos., Inc.	4,158,863
91,060	Danaher Corp.	9,135,139
180,334	DexCom, Inc. (a)	13,196,842
127,806	Edwards Lifesciences Corp. (a)	16,277,372
153,719	Hill-Rom Holdings, Inc.	13,193,702
596,607	Hologic, Inc. (a)	23,142,386
69,876	IDEXX Laboratories, Inc. (a)	13,590,183
43,193	Intuitive Surgical, Inc. (a)	19,038,611
51,866	Medtronic PLC	4,156,023
181,085	ResMed, Inc.	17,137,884
95,498	STERIS PLC	9,026,471
55,405	Stryker Corp.	9,386,715
34,966	Teleflex, Inc.	9,366,692
109,038	Varian Medical Systems, Inc. (a)	12,603,702
204,413	Zimmer Biomet Holdings, Inc.	23,542,245
		255,452,428

	Health Care Providers & Services — 37.9%
455,114	Acadia Healthcare Co., Inc. (a)	16,192,956
52,756	Aetna, Inc.	9,445,962
48,262	AmerisourceBergen Corp.	4,371,572
40,582	Anthem, Inc.	9,576,946
213,363	Cardinal Health, Inc.	13,691,504
208,564	Centene Corp. (a)	22,645,879
24,804	Cigna Corp.	4,261,823
202,814	DaVita, Inc. (a)	12,734,691
463,996	Envision Healthcare Corp. (a)	17,246,731
322,658	Express Scripts Holding Co. (a)	24,425,211
183,829	HCA Healthcare, Inc.	17,599,788
49,748	Humana, Inc.	14,634,867
110,241	Laboratory Corp. of America Holdings (a)	18,823,651

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
379,392	LifePoint Health, Inc. (a)	$18,172,877
158,226	McKesson Corp.	24,716,483
320,536	MEDNAX, Inc. (a)	14,715,808
1,002,665	Patterson Cos., Inc.	23,342,041
427,133	Premier, Inc., Class A (a)	14,091,118
133,335	Quest Diagnostics, Inc.	13,493,502
83,324	UnitedHealth Group, Inc.	19,697,794
150,590	Universal Health Services, Inc., Class B	17,197,378
115,113	WellCare Health Plans, Inc. (a)	23,616,583
		354,695,165

	Health Care Technology — 3.5%
93,502	athenahealth, Inc. (a)	11,451,190
305,248	Veeva Systems, Inc., Class A (a)	21,407,042
		32,858,232

	Life Sciences Tools & Services — 9.9%
133,269	Agilent Technologies, Inc.	8,761,104
118,058	Bio-Techne Corp.	17,816,133
139,059	Bruker Corp.	4,106,412
38,980	Charles River Laboratories International, Inc. (a)	4,061,326
56,566	Illumina, Inc. (a)	13,628,446
136,311	IQVIA Holdings, Inc. (a)	13,053,141
117,746	PerkinElmer, Inc.	8,637,847
128,773	QIAGEN N.V. (a)	4,212,165
86,367	Thermo Fisher Scientific, Inc.	18,167,299
		92,443,873

	Pharmaceuticals — 9.5%
52,979	Allergan PLC	8,140,223
65,781	Bristol-Myers Squibb Co.	3,429,164
1,539,314	Mallinckrodt PLC (a)	20,011,082
324,837	Mylan N.V. (a)	12,590,682
49,924	Perrigo Co. PLC	3,901,061
628,043	Pfizer, Inc.	22,992,654
213,524	Zoetis, Inc.	17,824,984
		88,889,850
	Total Common Stocks — 99.9%	935,099,509
	(Cost $862,496,538)

	Money Market Funds — 0.4%
2,183,423	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	2,183,423

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Money Market Funds (Continued)
2,049,652	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	$2,049,652
	Total Money Market Funds — 0.4%	4,233,075
	(Cost $4,233,075)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$14,042	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $14,043. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $14,494. (d)	14,042
5,492,153	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $5,492,405. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $5,628,557. (d)	5,492,153
	Total Repurchase Agreements — 0.6%	5,506,195
	(Cost $5,506,195)

	Total Investments — 100.9%	944,838,779
	(Cost $872,235,808) (e)
	Net Other Assets and Liabilities — (0.9)%	(8,426,414)
	Net Assets — 100.0%	$936,412,365

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,315,033 and the total value of the collateral held by the Fund is $7,689,618.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $123,636,482 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,033,511. The net unrealized appreciation was $72,602,971.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$935,099,509	$—	$—
Money Market Funds	4,233,075	—	—
Repurchase Agreements	—	5,506,195	—
Total Investments	$939,332,584	$5,506,195	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Industrial/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 12.7%
53,464	Boeing (The) Co.	$17,833,452
275,934	BWX Technologies, Inc.	18,708,325
25,069	General Dynamics Corp.	5,046,641
255,086	HEICO Corp.	22,409,305
85,897	Huntington Ingalls Industries, Inc.	20,891,009
26,622	L3 Technologies, Inc.	5,214,717
51,874	Lockheed Martin Corp.	16,643,254
63,436	Northrop Grumman Corp.	20,428,930
41,751	Orbital ATK, Inc.	5,526,997
81,219	Raytheon Co.	16,645,022
129,991	Rockwell Collins, Inc.	17,229,007
29,577	Teledyne Technologies, Inc. (a)	5,533,561
57,113	TransDigm Group, Inc.	18,308,715
44,000	United Technologies Corp.	5,286,600
		195,705,535

	Air Freight & Logistics — 5.6%
311,787	C.H. Robinson Worldwide, Inc.	28,693,758
174,907	Expeditors International of Washington, Inc.	11,169,561
73,018	FedEx Corp.	18,050,049
286,981	XPO Logistics, Inc. (a)	27,883,074
		85,796,442

	Airlines — 10.6%
471,541	Alaska Air Group, Inc.	30,617,157
337,375	American Airlines Group, Inc.	14,483,509
172,148	Copa Holdings S.A., Class A	20,170,581
403,996	Delta Air Lines, Inc.	21,096,671
1,437,829	JetBlue Airways Corp. (a)	27,591,939
773,336	Spirit Airlines, Inc. (a)	27,623,562
318,747	United Continental Holdings, Inc. (a)	21,528,172
		163,111,591

	Building Products — 1.7%
174,109	A.O. Smith Corp.	10,681,587
64,912	Allegion PLC	5,009,908
314,186	Johnson Controls International PLC	10,641,480
		26,332,975

	Commercial Services & Supplies — 7.0%
171,279	Cintas Corp.	29,168,814
226,832	Clean Harbors, Inc. (a)	10,388,906
573,672	Copart, Inc. (a)	29,303,166
508,339	Pitney Bowes, Inc.	5,195,224
264,683	Republic Services, Inc.	17,119,696
216,955	Rollins, Inc.	10,526,657
65,817	Waste Management, Inc.	5,350,264
		107,052,727

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 2.8%
492,003	AECOM (a)	$16,944,583
93,594	Jacobs Engineering Group, Inc.	5,436,875
644,639	Quanta Services, Inc. (a)	20,950,768
		43,332,226

	Containers & Packaging — 0.7%
104,203	Avery Dennison Corp.	10,921,517

	Electrical Equipment — 4.9%
230,748	AMETEK, Inc.	16,106,210
365,616	Eaton Corp. PLC	27,432,168
81,051	Emerson Electric Co.	5,382,597
301,884	Regal Beloit Corp.	21,494,141
106,801	Sensata Technologies Holding PLC (a)	5,416,947
		75,832,063

	Electronic Equipment, Instruments & Components — 3.9%
442,774	FLIR Systems, Inc.	23,710,548
346,650	National Instruments Corp.	14,174,518
159,090	Zebra Technologies Corp., Class A (a)	21,450,105
		59,335,171

	Industrial Conglomerates — 2.5%
167,901	Carlisle Cos., Inc.	18,087,975
78,883	Roper Technologies, Inc.	20,840,100
		38,928,075

	IT Services — 2.6%
114,203	Accenture PLC, Class A	17,267,494
285,941	Booz Allen Hamilton Holding Corp.	11,331,842
346,104	Genpact Ltd.	11,037,256
		39,636,592

	Life Sciences Tools & Services — 0.3%
27,865	Waters Corp. (a)	5,250,045

	Machinery — 16.3%
170,721	AGCO Corp.	10,700,792
141,725	Allison Transmission Holdings, Inc.	5,525,858
150,249	Caterpillar, Inc.	21,689,946
34,148	Cummins, Inc.	5,458,899
188,108	Deere & Co.	25,456,656
112,726	Dover Corp.	10,449,700
142,819	Fortive Corp.	10,041,604
242,166	Graco, Inc.	10,652,882
123,010	IDEX Corp.	16,441,517
61,544	Lincoln Electric Holdings, Inc.	5,100,151

See Notes to Portfolio of Investments

First Trust Industrial/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
40,599	Nordson Corp.	$5,221,031
143,294	Oshkosh Corp.	10,340,095
264,918	PACCAR, Inc.	16,867,329
81,247	Pentair PLC	5,466,298
118,810	Snap-on, Inc.	17,257,153
36,141	Stanley Black & Decker, Inc.	5,117,204
895,398	Trinity Industries, Inc.	28,536,334
136,022	Wabtec Corp.	12,080,114
379,835	Xylem, Inc.	27,689,972
		250,093,535

	Marine — 1.6%
287,768	Kirby Corp. (a)	24,546,610

	Professional Services — 3.6%
61,065	CoStar Group, Inc. (a)	22,390,093
96,201	ManpowerGroup, Inc.	9,208,359
191,252	Robert Half International, Inc.	11,618,559
106,464	Verisk Analytics, Inc. (a)	11,333,093
		54,550,104

	Road & Rail — 14.3%
524,448	CSX Corp.	31,146,967
412,719	Genesee & Wyoming, Inc., Class A (a)	29,385,593
94,515	J.B. Hunt Transport Services, Inc.	11,098,896
201,586	Kansas City Southern	21,495,115
201,941	Landstar System, Inc.	20,527,303
215,176	Norfolk Southern Corp.	30,871,301
198,792	Old Dominion Freight Line, Inc.	26,610,297
401,387	Ryder System, Inc.	27,065,525
164,725	Union Pacific Corp.	22,012,202
		220,213,199

	Technology Hardware, Storage & Peripherals — 0.8%
384,703	Xerox Corp.	12,098,909

	Trading Companies & Distributors — 6.0%
685,515	Air Lease Corp.	28,579,120
60,352	MSC Industrial Direct Co., Inc., Class A	5,216,827
128,197	United Rentals, Inc. (a)	19,229,550
78,452	W.W. Grainger, Inc.	22,072,470
282,509	WESCO International, Inc. (a)	16,823,411
		91,921,378

Shares	Description	Value

	Common Stocks (Continued)
	Transportation Infrastructure — 2.0%
791,141	Macquarie Infrastructure Corp.	$29,984,244
	Total Common Stocks — 99.9%	1,534,642,938
	(Cost $1,465,361,796)

	Money Market Funds — 0.2%
3,480,942	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (b)	3,480,942
	(Cost $3,480,942)

	Total Investments — 100.1%	1,538,123,880
	(Cost $1,468,842,738) (c)
	Net Other Assets and Liabilities — (0.1)%	(865,113)
	Net Assets — 100.0%	$1,537,258,767

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $123,024,414 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $53,743,272. The net unrealized appreciation was $69,281,142.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,534,642,938	$—	$—
Money Market Funds	3,480,942	—	—
Total Investments	$1,538,123,880	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.1%
97,940	Hexcel Corp.	$6,510,072

	Building Products — 4.2%
30,953	Lennox International, Inc.	5,985,381
47,402	Masco Corp.	1,795,114
78,681	Owens Corning	5,152,819
		12,933,314

	Chemicals — 34.3%
12,054	Air Products and Chemicals, Inc.	1,956,244
63,496	Axalta Coating Systems Ltd. (a)	1,962,026
34,403	Cabot Corp.	1,921,752
63,126	Celanese Corp., Series A	6,859,902
167,662	CF Industries Holdings, Inc.	6,505,286
129,868	Chemours (The) Co.	6,286,910
99,860	Eastman Chemical Co.	10,193,709
13,985	Ecolab, Inc.	2,024,609
288,361	Huntsman Corp.	8,584,507
99,765	LyondellBasell Industries N.V., Class A	10,548,153
173,693	Mosaic (The) Co.	4,681,026
4,772	NewMarket Corp.	1,811,213
346,929	Olin Corp.	10,473,787
437,930	Platform Specialty Products Corp. (a)	4,409,955
37,789	PPG Industries, Inc.	4,001,099
13,285	Praxair, Inc.	2,026,228
88,468	RPM International, Inc.	4,273,004
21,510	Sherwin-Williams (The) Co.	7,908,367
94,855	Westlake Chemical Corp.	10,146,639
		106,574,416

	Construction & Engineering — 0.6%
13,103	Valmont Industries, Inc.	1,861,936

	Construction Materials — 3.9%
40,687	Martin Marietta Materials, Inc.	7,924,607
36,938	Vulcan Materials Co.	4,125,605
		12,050,212

	Containers & Packaging — 17.8%
46,947	AptarGroup, Inc.	4,389,544
212,404	Ball Corp.	8,515,276
76,943	Berry Global Group, Inc. (a)	4,231,865
549,481	Graphic Packaging Holding Co.	7,857,578
157,861	International Paper Co.	8,139,313
88,502	Owens-Illinois, Inc. (a)	1,799,246
37,420	Packaging Corp. of America	4,329,120
68,830	Silgan Holdings, Inc.	1,932,058
86,954	Sonoco Products Co.	4,465,958
164,300	WestRock Co.	9,719,988
		55,379,946

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.7%
45,448	Acuity Brands, Inc.	$5,443,307

	Machinery — 4.5%
73,978	Ingersoll-Rand PLC	6,206,014
184,968	Timken (The) Co.	7,907,382
		14,113,396

	Metals & Mining — 25.2%
140,700	Alcoa Corp. (a)	7,203,840
480,053	Freeport-McMoRan, Inc.	7,301,606
172,584	Nucor Corp.	10,634,626
122,966	Reliance Steel & Aluminum Co.	10,811,171
22,324	Royal Gold, Inc.	1,982,371
194,595	Southern Copper Corp.	10,276,562
238,426	Steel Dynamics, Inc.	10,683,869
2,248,010	Tahoe Resources, Inc.	11,307,490
239,685	United States Steel Corp.	8,108,544
		78,310,079

	Semiconductors & Semiconductor Equipment — 1.3%
112,072	Versum Materials, Inc.	3,942,693

	Trading Companies & Distributors — 4.4%
115,880	Fastenal Co.	5,792,841
46,607	Watsco, Inc.	7,802,944
		13,595,785
	Total Common Stocks — 100.0%	310,715,156
	(Cost $308,023,143)

	Money Market Funds — 0.1%
191,782	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (b)	191,782
	(Cost $191,782)

	Total Investments — 100.1%	310,906,938
	(Cost $308,214,925) (c)
	Net Other Assets and Liabilities — (0.1)%	(164,672)
	Net Assets — 100.0%	$310,742,266

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,686,991 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,994,978. The net unrealized appreciation was $2,692,013.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$310,715,156	$—	$—
Money Market Funds	191,782	—	—
Total Investments	$310,906,938	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
145,224	Harris Corp.	$22,715,938

	Communications Equipment — 10.5%
122,323	Arista Networks, Inc. (a)	32,360,550
587,672	ARRIS International PLC (a)	15,867,144
195,328	CommScope Holding Co., Inc. (a)	7,465,436
789,055	EchoStar Corp., Class A (a)	41,456,950
53,989	F5 Networks, Inc. (a)	8,805,066
641,778	Juniper Networks, Inc.	15,781,321
222,426	Motorola Solutions, Inc.	24,429,048
229,389	Palo Alto Networks, Inc. (a)	44,159,676
		190,325,191

	Electronic Equipment, Instruments & Components — 7.0%
90,643	Amphenol Corp., Class A	7,587,725
304,097	Arrow Electronics, Inc. (a)	22,728,210
747,820	Avnet, Inc.	29,336,979
333,120	CDW Corp.	23,748,125
133,812	IPG Photonics Corp. (a)	28,505,970
543,489	Jabil, Inc.	14,456,807
		126,363,816

	Internet Software & Services — 9.6%
15,057	Alphabet, Inc., Class A (a)	15,336,759
677,931	GoDaddy, Inc., Class A (a)	43,767,225
149,775	IAC/InterActiveCorp (a)	24,284,519
135,132	LogMeIn, Inc.	14,891,546
936,959	Match Group, Inc. (a) (b)	44,149,508
807,367	Twitter, Inc. (a)	24,471,294
65,849	VeriSign, Inc. (a)	7,731,990
		174,632,841

	IT Services — 8.0%
351,045	Amdocs Ltd.	23,607,776
165,759	Black Knight, Inc. (a)	8,064,175
387,938	Cognizant Technology Solutions Corp., Class A	31,741,087
414,190	DXC Technology Co.	42,686,422
66,376	Gartner, Inc. (a)	8,050,745
119,375	Leidos Holdings, Inc.	7,667,456
1,091,920	Sabre Corp.	22,537,229
		144,354,890

	Professional Services — 1.3%
485,526	IHS Markit Ltd. (a)	23,853,892

	Semiconductors & Semiconductor Equipment — 21.7%
171,343	Analog Devices, Inc.	14,966,811

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
561,568	Applied Materials, Inc.	$27,893,083
196,705	Cavium, Inc. (a)	14,754,842
1,841,327	Cypress Semiconductor Corp.	26,846,548
299,817	Intel Corp.	15,476,554
143,239	KLA-Tencor Corp.	14,573,136
204,954	Lam Research Corp.	37,928,787
371,775	Marvell Technology Group Ltd.	7,457,806
388,934	Maxim Integrated Products, Inc.	21,196,903
170,909	Microchip Technology, Inc.	14,298,247
798,593	Micron Technology, Inc. (a)	36,719,306
361,893	Microsemi Corp. (a)	23,410,858
179,795	NVIDIA Corp.	40,435,895
1,702,311	ON Semiconductor Corp. (a)	37,587,027
110,821	Qorvo, Inc. (a)	7,469,335
77,868	Skyworks Solutions, Inc.	6,755,828
683,195	Teradyne, Inc.	22,237,997
150,299	Texas Instruments, Inc.	15,244,828
108,075	Xilinx, Inc.	6,942,738
		392,196,529

	Software — 33.9%
115,731	Activision Blizzard, Inc.	7,678,752
192,700	Adobe Systems, Inc. (a)	42,702,320
149,477	ANSYS, Inc. (a)	24,164,452
772,227	Atlassian Corp. PLC, Class A (a)	43,229,268
124,339	Autodesk, Inc. (a)	15,654,280
230,301	CA, Inc.	8,014,475
84,131	Citrix Systems, Inc. (a)	8,657,921
128,787	Electronic Arts, Inc. (a)	15,194,290
582,845	Fortinet, Inc. (a)	32,266,299
289,765	Guidewire Software, Inc. (a)	24,519,914
180,148	Intuit, Inc.	33,289,549
256,621	Microsoft Corp.	23,999,196
300,241	PTC, Inc. (a)	24,724,846
208,875	Red Hat, Inc. (a)	34,059,158
268,519	salesforce.com, Inc. (a)	32,488,114
251,668	ServiceNow, Inc. (a)	41,812,122
423,197	Splunk, Inc. (a)	43,441,172
776,258	SS&C Technologies Holdings, Inc.	38,541,210
93,791	Synopsys, Inc. (a)	8,020,068
193,202	Tableau Software, Inc., Class A (a)	16,431,830
111,024	Tyler Technologies, Inc. (a)	24,305,374
128,146	Ultimate Software Group (The), Inc. (a)	30,744,788
64,378	VMware, Inc., Class A (a)	8,579,012
245,683	Workday, Inc., Class A (a)	30,671,066
		613,189,476

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 6.7%
93,064	Apple, Inc.	$15,379,757
1,780,439	Hewlett Packard Enterprise Co.	30,356,485
712,340	HP, Inc.	15,308,186
506,224	NetApp, Inc.	33,704,394
338,452	Western Digital Corp.	26,666,633
		121,415,455
	Total Common Stocks — 99.9%	1,809,048,028
	(Cost $1,638,080,942)

	Money Market Funds — 0.8%
11,228,916	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	11,228,916
3,513,713	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	3,513,713
	Total Money Market Funds — 0.8%	14,742,629
	(Cost $14,742,629)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$72,215	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $72,218. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $74,537. (d)	72,215
28,245,062	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $28,246,357. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $28,946,560. (d)	28,245,062
	Total Repurchase Agreements — 1.6%	28,317,277
	(Cost $28,317,277)

	Description	Value

	Total Investments — 102.3%	$1,852,107,934
	(Cost $1,681,140,848) (e)
	Net Other Assets and Liabilities — (2.3)%	(41,021,813)
	Net Assets — 100.0%	$1,811,086,121

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $39,659,349 and the total value of the collateral held by the Fund is $39,546,193. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On April 30, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from April 27 to April 30, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $194,495,648 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,528,562. The net unrealized appreciation was $170,967,086.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,809,048,028	$—	$—
Money Market Funds	14,742,629	—	—
Repurchase Agreements	—	28,317,277	—
Total Investments	$1,823,790,657	$28,317,277	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Diversified Telecommunication Services — 13.3%
344,924	AT&T, Inc.	$11,279,015
748,418	CenturyLink, Inc.	13,905,606
205,709	Verizon Communications, Inc.	10,151,739
		35,336,360

	Electric Utilities — 38.0%
60,188	Alliant Energy Corp.	2,585,075
107,563	American Electric Power Co., Inc.	7,527,259
144,321	Avangrid, Inc.	7,607,160
126,977	Duke Energy Corp.	10,178,476
38,629	Edison International	2,530,972
31,217	Entergy Corp.	2,546,995
83,477	Eversource Energy	5,029,489
315,212	Exelon Corp.	12,507,612
71,536	Hawaiian Electric Industries, Inc.	2,481,584
30,117	NextEra Energy, Inc.	4,936,477
375,232	OGE Energy Corp.	12,333,876
223,931	PG&E Corp.	10,323,219
92,453	Pinnacle West Capital Corp.	7,442,467
173,861	PPL Corp.	5,059,355
46,762	Westar Energy, Inc.	2,533,565
108,147	Xcel Energy, Inc.	5,065,606
		100,689,187

	Gas Utilities — 10.6%
87,579	Atmos Energy Corp.	7,609,739
191,197	National Fuel Gas Co.	9,817,966
221,461	UGI Corp.	10,716,498
		28,144,203

	Independent Power and Renewable Electricity Producers — 3.8%
322,209	NRG Energy, Inc.	9,988,479

	Multi-Utilities — 20.5%
43,428	Ameren Corp.	2,545,749
448,777	CenterPoint Energy, Inc.	11,367,522
94,661	Consolidated Edison, Inc.	7,585,186
72,947	Dominion Energy, Inc.	4,855,352
70,666	DTE Energy Co.	7,448,197
174,664	MDU Resources Group, Inc.	4,920,285
146,854	Public Service Enterprise Group, Inc.	7,658,436
38,478	Vectren Corp.	2,703,849
78,450	WEC Energy Group, Inc.	5,042,766
		54,127,342

	Wireless Telecommunication Services — 13.6%
2,519,769	Sprint Corp. (a) (b)	14,135,904
438,686	Telephone & Data Systems, Inc.	11,989,288

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
161,160	T-Mobile US, Inc. (b)	$9,751,792
		35,876,984
	Total Common Stocks — 99.8%	264,162,555
	(Cost $273,269,353)

	Money Market Funds — 0.8%
1,670,530	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	1,670,530
379,425	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	379,425
	Total Money Market Funds — 0.8%	2,049,955
	(Cost $2,049,955)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$10,743	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $10,744. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $11,089. (d)	10,743
4,202,027	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $4,202,220. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $4,306,389. (d)	4,202,027
	Total Repurchase Agreements — 1.6%	4,212,770
	(Cost $4,212,770)

	Total Investments — 102.2%	270,425,280
	(Cost $279,532,078) (e)
	Net Other Assets and Liabilities — (2.2)%	(5,854,002)
	Net Assets — 100.0%	$264,571,278

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,889,676 and the total value of the collateral held by the Fund is $5,883,300.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,332,187 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,438,985. The net unrealized depreciation was $9,106,798.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$264,162,555	$—	$—
Money Market Funds	2,049,955	—	—
Repurchase Agreements	—	4,212,770	—
Total Investments	$266,212,510	$4,212,770	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

April 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2018 (Unaudited)

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2018 (Unaudited)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2018, all the Funds except FXO, FXR and FXZ had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2018 (Unaudited)

lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2017 through April 30, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2018 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.4%
15,431	Boeing (The) Co.	$5,147,164
5,725	General Dynamics Corp.	1,152,500
31,387	Harris Corp.	4,909,554
4,911	Huntington Ingalls Industries, Inc.	1,194,404
6,088	L3 Technologies, Inc.	1,192,517
11,233	Lockheed Martin Corp.	3,603,996
14,493	Northrop Grumman Corp.	4,667,326
23,453	Raytheon Co.	4,806,458
15,117	Spirit AeroSystems Holdings, Inc., Class A	1,214,953
16,487	TransDigm Group, Inc.	5,285,238
10,052	United Technologies Corp.	1,207,748
		34,381,858

	Air Freight & Logistics — 1.1%
13,499	C.H. Robinson Worldwide, Inc.	1,242,313
39,978	Expeditors International of Washington, Inc.	2,552,995
15,815	FedEx Corp.	3,909,468
12,087	United Parcel Service, Inc., Class B	1,371,875
62,133	XPO Logistics, Inc. (a)	6,036,842
		15,113,493

	Airlines — 1.2%
48,701	American Airlines Group, Inc.	2,090,734
92,334	Delta Air Lines, Inc.	4,821,681
110,444	Southwest Airlines Co.	5,834,757
72,847	United Continental Holdings, Inc. (a)	4,920,086
		17,667,258

	Auto Components — 0.6%
50,386	BorgWarner, Inc.	2,465,891
33,993	Lear Corp.	6,355,671
		8,821,562

	Automobiles — 0.8%
570,976	Ford Motor Co.	6,417,770
139,269	General Motors Co.	5,116,743
		11,534,513

	Banks — 4.1%
84,383	Bank of America Corp.	2,524,739
48,625	BB&T Corp.	2,567,400
90,414	Citizens Financial Group, Inc.	3,751,277
52,763	Comerica, Inc.	4,990,325
159,408	Fifth Third Bancorp	5,287,563
13,663	First Republic Bank	1,268,883
251,380	Huntington Bancshares, Inc.	3,748,076
23,015	JPMorgan Chase & Co.	2,503,572
129,436	KeyCorp	2,578,365
6,864	M&T Bank Corp.	1,251,101

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
25,091	PNC Financial Services Group (The), Inc.	$3,653,500
204,297	Regions Financial Corp.	3,820,354
55,782	SunTrust Banks, Inc.	3,726,238
21,091	SVB Financial Group (a)	6,319,075
50,109	U.S. Bancorp	2,527,999
72,421	Wells Fargo & Co.	3,762,995
71,983	Zions Bancorporation	3,941,069
		58,222,531

	Beverages — 0.4%
46,512	Brown-Forman Corp., Class B	2,606,533
5,557	Constellation Brands, Inc., Class A	1,295,503
16,801	Molson Coors Brewing Co., Class B	1,196,903
		5,098,939

	Biotechnology — 0.9%
26,735	AbbVie, Inc.	2,581,264
21,242	Alnylam Pharmaceuticals, Inc. (a)	2,008,006
22,225	Bluebird Bio, Inc. (a)	3,781,584
16,790	Gilead Sciences, Inc.	1,212,742
23,288	Vertex Pharmaceuticals, Inc. (a)	3,566,790
		13,150,386

	Building Products — 0.7%
39,791	A.O. Smith Corp.	2,441,178
64,461	Fortune Brands Home & Security, Inc.	3,525,372
35,901	Johnson Controls International PLC	1,215,967
31,290	Masco Corp.	1,184,952
31,470	Owens Corning	2,060,970
		10,428,439

	Capital Markets — 5.2%
20,024	Affiliated Managers Group, Inc.	3,301,157
73,666	Bank of New York Mellon (The) Corp.	4,015,534
9,345	BlackRock, Inc.	4,873,417
22,172	Cboe Global Markets, Inc.	2,367,526
72,692	Charles Schwab (The) Corp.	4,047,491
15,648	CME Group, Inc.	2,467,377
114,179	E*TRADE Financial Corp. (a)	6,928,382
36,483	Franklin Resources, Inc.	1,227,288
5,028	Goldman Sachs Group (The), Inc.	1,198,323
158,104	Invesco Ltd.	4,580,273
31,383	Moody’s Corp.	5,090,323
46,900	Morgan Stanley	2,420,978
33,854	MSCI, Inc.	5,072,345
29,353	Nasdaq, Inc.	2,592,457
24,542	Northern Trust Corp.	2,619,858
14,153	Raymond James Financial, Inc.	1,270,232

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
19,864	S&P Global, Inc.	$3,746,350
50,672	SEI Investments Co.	3,203,990
25,375	State Street Corp.	2,531,917
46,878	T. Rowe Price Group, Inc.	5,335,654
85,455	TD Ameritrade Holding Corp.	4,964,081
		73,854,953

	Chemicals — 2.5%
7,960	Air Products and Chemicals, Inc.	1,291,828
12,625	Celanese Corp., Series A	1,371,959
100,599	CF Industries Holdings, Inc.	3,903,241
59,921	Eastman Chemical Co.	6,116,736
9,230	Ecolab, Inc.	1,336,227
59,863	LyondellBasell Industries N.V., Class A	6,329,315
104,224	Mosaic (The) Co.	2,808,837
22,669	PPG Industries, Inc.	2,400,194
9,679	Sherwin-Williams (The) Co.	3,558,581
56,915	Westlake Chemical Corp.	6,088,197
		35,205,115

	Commercial Services & Supplies — 1.5%
37,090	Cintas Corp.	6,316,427
124,218	Copart, Inc. (a)	6,345,055
76,416	Republic Services, Inc.	4,942,587
49,587	Rollins, Inc.	2,405,961
15,040	Waste Management, Inc.	1,222,602
		21,232,632

	Communications Equipment — 1.5%
24,779	Arista Networks, Inc. (a)	6,555,285
104,002	Juniper Networks, Inc.	2,557,409
48,059	Motorola Solutions, Inc.	5,278,320
34,847	Palo Alto Networks, Inc. (a)	6,708,396
		21,099,410

	Construction & Engineering — 0.1%
21,390	Jacobs Engineering Group, Inc.	1,242,545

	Consumer Finance — 1.0%
186,409	Ally Financial, Inc.	4,865,275
39,619	Capital One Financial Corp.	3,590,274
35,183	Discover Financial Services	2,506,789
113,213	Synchrony Financial	3,755,275
		14,717,613

	Containers & Packaging — 0.9%
23,815	Avery Dennison Corp.	2,496,050
31,869	Ball Corp.	1,277,628
94,721	International Paper Co.	4,883,815
11,227	Packaging Corp. of America	1,298,852

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
59,158	WestRock Co.	$3,499,787
		13,456,132

	Distributors — 0.2%
14,082	Genuine Parts Co.	1,243,722
66,679	LKQ Corp. (a)	2,068,383
		3,312,105

	Diversified Financial Services — 0.4%
31,716	Berkshire Hathaway, Inc., Class B (a)	6,144,341

	Diversified Telecommunication Services — 1.4%
177,463	AT&T, Inc.	5,803,040
385,045	CenturyLink, Inc.	7,154,136
132,290	Verizon Communications, Inc.	6,528,512
		19,485,688

	Electric Utilities — 3.7%
73,782	American Electric Power Co., Inc.	5,163,264
65,332	Duke Energy Corp.	5,237,013
59,632	Edison International	3,907,089
48,182	Entergy Corp.	3,931,169
64,427	Eversource Energy	3,881,727
162,173	Exelon Corp.	6,435,025
74,402	FirstEnergy Corp.	2,559,429
15,491	NextEra Energy, Inc.	2,539,130
144,006	PG&E Corp.	6,638,677
178,904	PPL Corp.	5,206,106
56,667	Southern (The) Co.	2,613,482
83,467	Xcel Energy, Inc.	3,909,594
		52,021,705

	Electrical Equipment — 0.7%
49,960	AMETEK, Inc.	3,487,208
79,162	Eaton Corp. PLC	5,939,525
18,525	Emerson Electric Co.	1,230,245
		10,656,978

	Electronic Equipment, Instruments & Components — 0.7%
14,692	Amphenol Corp., Class A	1,229,867
17,994	CDW Corp.	1,282,792
27,103	IPG Photonics Corp. (a)	5,773,752
12,666	TE Connectivity Ltd.	1,162,106
		9,448,517

	Equity Real Estate Investment Trusts — 1.8%
8,704	American Tower Corp.	1,186,877
20,535	Equity Residential	1,267,215
14,480	Extra Space Storage, Inc.	1,297,263

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
163,395	HCP, Inc.	$3,816,907
271,512	Host Hotels & Resorts, Inc.	5,310,775
41,609	Mid-America Apartment Communities, Inc.	3,805,559
22,203	SBA Communications Corp. (a)	3,557,587
76,641	Ventas, Inc.	3,940,880
23,242	Welltower, Inc.	1,242,053
		25,425,116

	Food & Staples Retailing — 0.9%
211,408	Kroger (The) Co.	5,325,367
77,300	Walgreens Boots Alliance, Inc.	5,136,585
28,449	Walmart, Inc.	2,516,599
		12,978,551

	Food Products — 3.4%
116,690	Archer-Daniels-Midland Co.	5,295,392
34,229	Bunge Ltd.	2,472,361
87,643	Campbell Soup Co.	3,574,082
102,929	Conagra Brands, Inc.	3,815,578
84,238	General Mills, Inc.	3,684,570
110,602	Hormel Foods Corp.	4,009,322
29,450	Ingredion, Inc.	3,566,100
51,011	J.M. Smucker (The) Co.	5,819,335
19,462	Kellogg Co.	1,146,312
101,558	Kraft Heinz (The) Co.	5,725,840
11,899	McCormick & Co., Inc.	1,254,274
60,635	Mondelez International, Inc., Class A	2,395,083
86,442	Tyson Foods, Inc., Class A	6,059,584
		48,817,833

	Health Care Equipment & Supplies — 3.2%
21,736	ABIOMED, Inc. (a)	6,541,449
25,188	Align Technology, Inc. (a)	6,293,222
19,453	Baxter International, Inc.	1,351,983
46,314	Boston Scientific Corp. (a)	1,330,138
5,535	Cooper (The) Cos., Inc.	1,265,910
25,846	Danaher Corp.	2,592,871
45,345	Edwards Lifesciences Corp. (a)	5,775,139
19,829	IDEXX Laboratories, Inc. (a)	3,856,542
12,262	Intuitive Surgical, Inc. (a)	5,404,844
15,778	Medtronic PLC	1,264,291
51,391	ResMed, Inc.	4,863,644
15,730	Stryker Corp.	2,664,977
9,929	Teleflex, Inc.	2,659,781
		45,864,791

	Health Care Providers & Services — 4.5%
17,284	Anthem, Inc.	4,078,851
100,935	Cardinal Health, Inc.	6,476,999
59,190	Centene Corp. (a)	6,426,850

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
7,548	Cigna Corp.	$1,296,897
101,691	CVS Health Corp.	7,101,083
57,568	DaVita, Inc. (a)	3,614,695
65,219	HCA Healthcare, Inc.	6,244,067
18,821	Henry Schein, Inc. (a)	1,430,396
14,120	Humana, Inc.	4,153,822
15,647	Laboratory Corp. of America Holdings (a)	2,671,725
44,912	McKesson Corp.	7,015,703
37,841	Quest Diagnostics, Inc.	3,829,509
17,743	UnitedHealth Group, Inc.	4,194,445
42,738	Universal Health Services, Inc., Class B	4,880,680
		63,415,722

	Hotels, Restaurants & Leisure — 3.2%
95,951	Aramark	3,587,608
77,181	Carnival Corp.	4,867,034
14,849	Darden Restaurants, Inc.	1,378,878
16,065	Hilton Worldwide Holdings, Inc.	1,266,564
52,799	Las Vegas Sands Corp.	3,871,751
46,518	Marriott International, Inc., Class A	6,358,080
144,516	MGM Resorts International	4,540,693
95,549	Norwegian Cruise Line Holdings Ltd. (a)	5,109,005
21,855	Starbucks Corp.	1,258,192
22,120	Wyndham Worldwide Corp.	2,526,325
34,695	Wynn Resorts Ltd.	6,459,862
60,980	Yum China Holdings, Inc.	2,607,505
14,857	Yum! Brands, Inc.	1,294,045
		45,125,542

	Household Durables — 1.7%
86,580	D.R. Horton, Inc.	3,821,641
85,887	Garmin Ltd.	5,038,990
21,468	Lennar Corp., Class A	1,135,442
21,791	Mohawk Industries, Inc. (a)	4,573,495
248,285	Newell Brands, Inc.	6,860,115
16,527	Whirlpool Corp.	2,560,859
		23,990,542

	Household Products — 0.2%
25,119	Church & Dwight Co., Inc.	1,160,498
31,913	Procter & Gamble (The) Co.	2,308,586
		3,469,084

	Industrial Conglomerates — 0.3%
18,031	Roper Technologies, Inc.	4,763,610

	Insurance — 5.7%
115,662	Aflac, Inc.	5,270,717
53,382	Allstate (The) Corp.	5,221,827

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
11,277	American Financial Group, Inc.	$1,276,782
29,562	Arch Capital Group Ltd. (a)	2,368,803
18,406	Arthur J. Gallagher & Co.	1,288,236
18,502	Chubb Ltd.	2,510,166
68,153	Cincinnati Financial Corp.	4,793,882
76,916	CNA Financial Corp.	3,881,181
126,459	FNF Group	4,657,485
69,276	Lincoln National Corp.	4,893,657
76,325	Loews Corp.	4,004,010
82,713	MetLife, Inc.	3,942,929
83,086	Principal Financial Group, Inc.	4,920,353
103,832	Progressive (The) Corp.	6,260,031
48,881	Prudential Financial, Inc.	5,197,028
41,085	Reinsurance Group of America, Inc.	6,138,099
75,166	Torchmark Corp.	6,519,899
18,230	Travelers (The) Cos., Inc.	2,399,068
106,307	Unum Group	5,143,133
		80,687,286

	Internet & Direct Marketing Retail — 1.7%
4,371	Amazon.com, Inc. (a)	6,845,554
1,821	Booking Holdings, Inc. (a)	3,966,138
11,453	Expedia Group, Inc.	1,318,699
21,420	Netflix, Inc. (a)	6,692,893
251,346	Qurate Retail, Inc. QVC Group (a)	5,884,010
		24,707,294

	Internet Software & Services — 1.2%
2,440	Alphabet, Inc., Class A (a)	2,485,335
62,887	eBay, Inc. (a)	2,382,160
32,371	IAC/InterActiveCorp (a)	5,248,634
130,840	Twitter, Inc. (a)	3,965,760
21,342	VeriSign, Inc. (a)	2,505,978
		16,587,867

	IT Services — 4.6%
24,725	Accenture PLC, Class A	3,738,420
46,137	Broadridge Financial Solutions, Inc.	4,946,348
62,871	Cognizant Technology Solutions Corp., Class A	5,144,105
62,933	DXC Technology Co.	6,485,875
35,484	Fiserv, Inc. (a)	2,514,396
24,997	FleetCor Technologies, Inc. (a)	5,181,378
45,386	Global Payments, Inc.	5,130,887
38,699	Leidos Holdings, Inc.	2,485,637
28,899	Mastercard, Inc., Class A	5,151,825
66,707	PayPal Holdings, Inc. (a)	4,977,009
128,584	Square, Inc., Class A (a)	6,087,167
73,335	Total System Services, Inc.	6,164,540
31,735	Visa, Inc., Class A	4,026,537

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
46,151	Worldpay, Inc., Class A (a)	$3,748,384
		65,782,508

	Leisure Products — 0.1%
15,006	Hasbro, Inc.	1,321,879

	Life Sciences Tools & Services — 0.9%
18,911	Agilent Technologies, Inc.	1,243,209
16,054	Illumina, Inc. (a)	3,867,890
38,695	IQVIA Holdings, Inc. (a)	3,705,433
18,382	Thermo Fisher Scientific, Inc.	3,866,654
		12,683,186

	Machinery — 2.6%
7,806	Cummins, Inc.	1,247,867
40,726	Deere & Co.	5,511,450
38,651	Dover Corp.	3,582,948
32,644	Fortive Corp.	2,295,200
26,631	IDEX Corp.	3,559,499
44,392	Ingersoll-Rand PLC	3,724,045
76,487	PACCAR, Inc.	4,869,927
34,309	Snap-on, Inc.	4,983,382
8,258	Stanley Black & Decker, Inc.	1,169,250
82,244	Xylem, Inc.	5,995,588
		36,939,156

	Media — 2.8%
4,070	Charter Communications, Inc., Class A (a)	1,104,150
185,146	Comcast Corp., Class A	5,811,733
166,965	DISH Network Corp., Class A (a)	5,601,676
73,823	Liberty Broadband Corp., Class C (a)	5,233,312
17,408	Omnicom Group, Inc.	1,282,273
608,303	Sirius XM Holdings, Inc. (b)	3,850,558
139,152	Twenty-First Century Fox, Inc., Class B	5,019,213
203,685	Viacom, Inc., Class B	6,143,140
50,396	Walt Disney (The) Co.	5,056,231
		39,102,286

	Metals & Mining — 1.2%
216,035	Freeport-McMoRan, Inc.	3,285,892
32,385	Newmont Mining Corp.	1,272,407
103,552	Nucor Corp.	6,380,874
143,063	Steel Dynamics, Inc.	6,410,653
		17,349,826

	Multiline Retail — 1.2%
40,579	Dollar General Corp.	3,917,091
13,339	Dollar Tree, Inc. (a)	1,279,077
96,575	Kohl’s Corp.	5,999,239
72,891	Target Corp.	5,291,886
		16,487,293

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 2.2%
67,023	Ameren Corp.	$3,928,888
230,890	CenterPoint Energy, Inc.	5,848,444
55,870	CMS Energy Corp.	2,636,505
64,940	Consolidated Edison, Inc.	5,203,642
48,471	DTE Energy Co.	5,108,844
100,735	Public Service Enterprise Group, Inc.	5,253,330
60,544	WEC Energy Group, Inc.	3,891,769
		31,871,422

	Oil, Gas & Consumable Fuels — 6.7%
41,890	Anadarko Petroleum Corp.	2,820,035
62,914	Andeavor	8,702,264
164,401	Apache Corp.	6,732,221
94,694	Cheniere Energy, Inc. (a)	5,507,403
44,381	Chevron Corp.	5,552,507
16,827	Concho Resources, Inc. (a)	2,645,373
21,338	ConocoPhillips	1,397,639
107,322	Continental Resources, Inc. (a)	7,089,691
198,999	Devon Energy Corp.	7,229,634
29,996	Diamondback Energy, Inc. (a)	3,852,986
12,015	EOG Resources, Inc.	1,419,812
84,794	Exxon Mobil Corp.	6,592,733
168,030	Kinder Morgan, Inc.	2,658,235
86,527	Marathon Petroleum Corp.	6,481,738
22,223	ONEOK, Inc.	1,338,269
65,961	Phillips 66	7,342,119
14,735	Pioneer Natural Resources Co.	2,969,839
57,514	Targa Resources Corp.	2,701,433
68,194	Valero Energy Corp.	7,564,760
203,583	Williams (The) Cos., Inc.	5,238,191
		95,836,882

	Personal Products — 0.6%
138,280	Coty, Inc., Class A	2,399,158
42,251	Estee Lauder (The) Cos., Inc., Class A	6,256,951
		8,656,109

	Pharmaceuticals — 1.2%
7,525	Allergan PLC	1,156,216
20,006	Bristol-Myers Squibb Co.	1,042,913
122,937	Mylan N.V. (a)	4,765,038
59,540	Nektar Therapeutics (a)	4,981,116
60,610	Zoetis, Inc.	5,059,723
		17,005,006

	Professional Services — 1.0%
10,470	CoStar Group, Inc. (a)	3,838,930
89,135	TransUnion (a)	5,785,753
36,497	Verisk Analytics, Inc. (a)	3,885,106
		13,509,789

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.2%
53,591	CBRE Group, Inc., Class A (a)	$2,428,208

	Road & Rail — 1.6%
22,707	CSX Corp.	1,348,569
32,395	J.B. Hunt Transport Services, Inc.	3,804,145
23,041	Kansas City Southern	2,456,862
46,589	Norfolk Southern Corp.	6,684,124
43,050	Old Dominion Freight Line, Inc.	5,762,673
18,820	Union Pacific Corp.	2,514,916
		22,571,289

	Semiconductors & Semiconductor Equipment — 3.4%
27,769	Analog Devices, Inc.	2,425,622
91,008	Applied Materials, Inc.	4,520,367
72,879	Intel Corp.	3,762,014
24,914	Lam Research Corp.	4,610,585
60,247	Marvell Technology Group Ltd.	1,208,555
105,049	Maxim Integrated Products, Inc.	5,725,171
27,697	Microchip Technology, Inc.	2,317,131
121,336	Micron Technology, Inc. (a)	5,579,029
27,318	NVIDIA Corp.	6,143,818
258,642	ON Semiconductor Corp. (a)	5,710,815
37,857	Skyworks Solutions, Inc.	3,284,473
24,358	Texas Instruments, Inc.	2,470,632
17,515	Xilinx, Inc.	1,125,164
		48,883,376

	Software — 5.5%
18,750	Activision Blizzard, Inc.	1,244,062
29,280	Adobe Systems, Inc. (a)	6,488,448
24,222	ANSYS, Inc. (a)	3,915,729
20,157	Autodesk, Inc. (a)	2,537,766
37,319	CA, Inc.	1,298,701
13,635	Citrix Systems, Inc. (a)	1,403,178
34,565	Dell Technologies, Inc., Class V (a)	2,480,730
20,870	Electronic Arts, Inc. (a)	2,462,243
29,195	Intuit, Inc.	5,394,944
55,449	Microsoft Corp.	5,185,590
42,313	Red Hat, Inc. (a)	6,899,558
43,522	salesforce.com, Inc. (a)	5,265,727
38,232	ServiceNow, Inc. (a)	6,351,864
79,724	Snap, Inc., Class A (a) (b)	1,142,445
64,300	Splunk, Inc. (a)	6,600,395
94,350	SS&C Technologies Holdings, Inc.	4,684,478
146,834	Symantec Corp.	4,080,517
15,204	Synopsys, Inc. (a)	1,300,094
20,865	VMware, Inc., Class A (a)	2,780,470
49,773	Workday, Inc., Class A (a)	6,213,661
		77,730,600

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.9%
3,902	AutoZone, Inc. (a)	$2,436,877
18,079	Best Buy Co., Inc.	1,383,586
40,854	CarMax, Inc. (a)	2,553,375
162,215	Gap (The), Inc.	4,743,167
14,199	Home Depot (The), Inc.	2,623,975
66,228	L Brands, Inc.	2,312,019
28,842	Lowe’s Cos., Inc.	2,377,446
5,114	O’Reilly Automotive, Inc. (a)	1,309,542
48,676	Ross Stores, Inc.	3,935,455
12,950	Tiffany & Co.	1,331,648
31,022	TJX (The) Cos., Inc.	2,632,217
		27,639,307

	Technology Hardware, Storage & Peripherals — 1.2%
15,082	Apple, Inc.	2,492,451
288,548	Hewlett Packard Enterprise Co.	4,919,744
115,445	HP, Inc.	2,480,913
102,545	NetApp, Inc.	6,827,446
		16,720,554

	Textiles, Apparel & Luxury Goods — 0.6%
57,135	NIKE, Inc., Class B	3,907,463
25,073	PVH Corp.	4,003,406
		7,910,869

	Trading Companies & Distributors — 0.6%
46,358	Fastenal Co.	2,317,436
29,302	United Rentals, Inc. (a)	4,395,300
4,485	W.W. Grainger, Inc.	1,261,855
		7,974,591
	Total Common Stocks — 99.9%	1,420,534,087
	(Cost $1,276,822,792)

	Money Market Funds — 0.1%
1,096,777	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	1,096,777
62,774	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	62,774
	Total Money Market Funds — 0.1%	1,159,551
	(Cost $1,159,551)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$7,053	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $7,054. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $7,280. (d)	$7,053
2,758,817	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $2,758,943. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $2,827,335. (d)	2,758,817
	Total Repurchase Agreements — 0.2%	2,765,870
	(Cost $2,765,870)

	Total Investments — 100.2%	1,424,459,508
	(Cost $1,280,748,213) (e)
	Net Other Assets and Liabilities — (0.2)%	(2,289,439)
	Net Assets — 100.0%	$1,422,170,069

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,759,573 and the total value of the collateral held by the Fund is $3,862,647.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $171,852,608 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,141,313. The net unrealized appreciation was $143,711,295.

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,420,534,087	$—	$—
Money Market Funds	1,159,551	—	—
Repurchase Agreements	—	2,765,870	—
Total Investments	$1,421,693,638	$2,765,870	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.5%
26,731	BWX Technologies, Inc.	$1,812,362
16,766	Curtiss-Wright Corp.	2,146,719
26,085	HEICO Corp.	2,291,567
17,528	Hexcel Corp.	1,165,086
13,741	Moog, Inc., Class A (a)	1,126,350
15,124	Teledyne Technologies, Inc. (a)	2,829,549
		11,371,633

	Airlines — 1.5%
45,685	Alaska Air Group, Inc.	2,966,327
139,296	JetBlue Airways Corp. (a)	2,673,090
52,033	SkyWest, Inc.	2,960,678
74,920	Spirit Airlines, Inc. (a)	2,676,142
		11,276,237

	Auto Components — 1.5%
47,363	Adient PLC	2,902,878
43,952	Dana, Inc.	1,042,981
98,366	Gentex Corp.	2,236,843
85,190	Goodyear Tire & Rubber (The) Co.	2,139,121
5,436	LCI Industries	518,051
30,951	Tenneco, Inc.	1,383,200
10,269	Visteon Corp. (a)	1,277,874
		11,500,948

	Automobiles — 0.3%
26,405	Harley-Davidson, Inc.	1,086,038
9,830	Thor Industries, Inc.	1,043,356
		2,129,394

	Banks — 4.4%
45,561	Associated Banc-Corp.	1,205,089
17,801	BancorpSouth Bank	588,323
11,728	Bank of the Ozarks	548,870
56,639	BankUnited, Inc.	2,243,471
5,720	BOK Financial Corp.	575,890
14,161	Cathay General Bancorp	566,582
20,707	Chemical Financial Corp.	1,136,607
32,978	CIT Group, Inc.	1,746,185
13,497	Columbia Banking System, Inc.	542,714
5,336	Cullen/Frost Bankers, Inc.	610,705
18,104	East West Bancorp, Inc.	1,206,089
84,180	F.N.B. Corp.	1,094,340
2,738	First Citizens BancShares, Inc., Class A	1,183,610
12,227	First Financial Bankshares, Inc.	605,848
20,340	First Hawaiian, Inc.	560,367
63,788	Fulton Financial Corp.	1,078,017
10,948	Hancock Holding Co.	534,810
7,258	IBERIABANK Corp.	543,987
55,939	MB Financial, Inc.	2,384,120
22,860	PacWest Bancorp	1,171,346
60,676	People’s United Financial, Inc.	1,109,764
13,601	Popular, Inc.	629,590

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
15,590	Prosperity Bancshares, Inc.	$1,118,894
34,006	Synovus Financial Corp.	1,777,494
74,454	TCF Financial Corp.	1,848,693
12,592	Texas Capital Bancshares, Inc. (a)	1,242,201
15,638	UMB Financial Corp.	1,197,558
52,882	Umpqua Holdings Corp.	1,245,900
16,061	United Bankshares, Inc.	545,271
10,221	Webster Financial Corp.	615,202
19,483	Western Alliance Bancorp (a)	1,149,107
13,158	Wintrust Financial Corp.	1,176,983
		33,783,627

	Biotechnology — 1.9%
13,844	Agios Pharmaceuticals, Inc. (a)	1,161,650
19,534	Alkermes PLC (a)	864,770
69,376	Array BioPharma, Inc. (a)	940,739
12,345	Blueprint Medicines Corp. (a)	947,108
13,712	Ligand Pharmaceuticals, Inc. (a)	2,123,303
34,133	Neurocrine Biosciences, Inc. (a)	2,767,504
38,202	Sarepta Therapeutics, Inc. (a)	2,917,105
25,192	United Therapeutics Corp. (a)	2,773,891
		14,496,070

	Building Products — 1.0%
13,277	Allegion PLC	1,024,719
10,054	Armstrong World Industries, Inc. (a)	563,024
8,312	Lennox International, Inc.	1,607,292
39,321	Simpson Manufacturing Co., Inc.	2,150,072
20,817	Trex Co., Inc. (a)	2,162,470
		7,507,577

	Capital Markets — 2.2%
30,506	Eaton Vance Corp.	1,659,221
19,475	Evercore, Inc., Class A	1,971,844
5,678	FactSet Research Systems, Inc.	1,073,767
16,950	Federated Investors, Inc., Class B	448,667
42,096	Interactive Brokers Group, Inc., Class A	3,123,523
69,633	Legg Mason, Inc.	2,764,430
37,078	LPL Financial Holdings, Inc.	2,245,814
5,207	MarketAxess Holdings, Inc.	1,034,266
17,778	Morningstar, Inc.	1,930,335
9,556	Stifel Financial Corp.	556,924
		16,808,791

	Chemicals — 1.5%
8,110	Ashland Global Holdings, Inc.	536,720
10,161	Cabot Corp.	567,593
34,867	Chemours (The) Co.	1,687,912
19,355	Huntsman Corp.	576,198
23,047	Ingevity Corp. (a)	1,770,701
1,409	NewMarket Corp.	534,786
39,941	PolyOne Corp.	1,671,531
23,751	RPM International, Inc.	1,147,173

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
8,021	Sensient Technologies Corp.	$534,600
30,580	Trinseo S.A.	2,230,811
		11,258,025

	Commercial Services & Supplies — 1.5%
7,933	Brink’s (The) Co.	585,455
18,296	Cimpress N.V. (a)	2,631,148
34,795	Clean Harbors, Inc. (a)	1,593,611
30,597	Deluxe Corp.	2,097,118
41,778	KAR Auction Services, Inc.	2,172,038
9,673	Stericycle, Inc. (a)	567,902
34,694	Tetra Tech, Inc.	1,679,190
		11,326,462

	Communications Equipment — 1.6%
109,287	Ciena Corp. (a)	2,814,140
28,325	CommScope Holding Co., Inc. (a)	1,082,582
53,640	EchoStar Corp., Class A (a)	2,818,246
7,831	F5 Networks, Inc. (a)	1,277,158
35,492	Lumentum Holdings, Inc. (a)	1,790,571
32,913	Ubiquiti Networks, Inc. (a) (b)	2,345,380
		12,128,077

	Construction & Engineering — 1.7%
63,555	AECOM (a)	2,188,834
21,037	Dycom Industries, Inc. (a)	2,184,903
14,527	EMCOR Group, Inc.	1,069,042
9,893	Fluor Corp.	583,192
174,831	KBR, Inc.	2,917,930
48,127	MasTec, Inc. (a)	2,117,588
65,920	Quanta Services, Inc. (a)	2,142,400
		13,203,889

	Construction Materials — 0.1%
5,495	Eagle Materials, Inc.	543,785
18,694	Summit Materials, Inc., Class A (c)	526,049
		1,069,834

	Consumer Finance — 2.0%
6,854	Credit Acceptance Corp. (a)	2,267,577
34,838	FirstCash, Inc.	3,020,455
44,115	Green Dot Corp., Class A (a)	2,682,633
129,444	Navient Corp.	1,716,428
56,726	OneMain Holdings, Inc. (a)	1,749,997
173,651	Santander Consumer USA Holdings, Inc.	3,203,861
50,500	SLM Corp. (a)	579,740
		15,220,691

	Containers & Packaging — 1.4%
12,602	AptarGroup, Inc.	1,178,287
13,010	Bemis Co., Inc.	562,943
10,329	Berry Global Group, Inc. (a)	568,095

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
110,638	Graphic Packaging Holding Co.	$1,582,123
43,339	Greif, Inc., Class A	2,536,198
52,273	Owens-Illinois, Inc. (a)	1,062,710
60,984	Silgan Holdings, Inc.	1,711,821
23,346	Sonoco Products Co.	1,199,051
		10,401,228

	Distributors — 0.3%
19,360	Pool Corp.	2,687,362

	Diversified Consumer Services — 2.0%
22,706	Bright Horizons Family Solutions, Inc. (a)	2,154,345
4,700	Graham Holdings Co., Class B	2,834,335
21,582	Grand Canyon Education, Inc. (a)	2,244,312
22,278	H&R Block, Inc.	615,987
29,999	Service Corp. International	1,095,264
22,264	ServiceMaster Global Holdings, Inc. (a)	1,126,558
33,099	Sotheby’s (a)	1,747,627
44,422	Weight Watchers International, Inc. (a)	3,111,761
		14,930,189

	Diversified Financial Services — 0.1%
24,906	Leucadia National Corp.	598,740

	Diversified Telecommunication Services — 0.1%
16,570	Zayo Group Holdings, Inc. (a)	601,491

	Electric Utilities — 1.9%
23,506	ALLETE, Inc.	1,796,093
41,563	Alliant Energy Corp.	1,785,131
49,399	Hawaiian Electric Industries, Inc.	1,713,651
19,239	IDACORP, Inc.	1,789,227
86,373	OGE Energy Corp.	2,839,081
28,375	Pinnacle West Capital Corp.	2,284,188
55,898	Portland General Electric Co.	2,374,547
		14,581,918

	Electrical Equipment — 0.9%
12,201	Acuity Brands, Inc.	1,461,314
8,159	EnerSys	559,381
24,661	Generac Holdings, Inc. (a)	1,109,992
4,648	Hubbell, Inc.	482,741
30,873	Regal Beloit Corp.	2,198,157
21,844	Sensata Technologies Holding PLC (a)	1,107,928
		6,919,513

	Electronic Equipment, Instruments & Components — 2.1%
14,945	Anixter International, Inc. (a)	880,261

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
22,050	Arrow Electronics, Inc. (a)	$1,648,017
54,223	Avnet, Inc.	2,127,168
16,422	Belden, Inc.	1,011,595
7,911	Itron, Inc. (a)	517,379
39,408	Jabil, Inc.	1,048,253
8,157	Littelfuse, Inc.	1,524,706
33,583	National Instruments Corp.	1,373,209
4,737	Rogers Corp. (a)	505,438
14,344	SYNNEX Corp.	1,436,839
19,949	Tech Data Corp. (a)	1,521,111
20,334	Zebra Technologies Corp., Class A (a)	2,741,633
		16,335,609

	Energy Equipment & Services — 0.8%
5,232	Core Laboratories N.V. (b)	640,659
42,526	Helmerich & Payne, Inc.	2,957,683
129,322	Patterson-UTI Energy, Inc.	2,770,077
		6,368,419

	Equity Real Estate Investment Trusts — 5.0%
14,660	American Campus Communities, Inc.	573,353
128,882	Apple Hospitality REIT, Inc.	2,318,587
148,486	Brixmor Property Group, Inc.	2,210,957
195,656	Cousins Properties, Inc.	1,739,382
20,076	CubeSmart	591,037
40,874	EPR Properties	2,248,887
55,883	Forest City Realty Trust, Inc., Class A	1,121,013
82,966	GEO Group (The), Inc.	1,866,735
89,362	Hospitality Properties Trust	2,223,327
7,978	Kilroy Realty Corp.	571,783
157,251	Kimco Realty Corp.	2,281,712
78,057	LaSalle Hotel Properties	2,308,145
42,746	Liberty Property Trust	1,787,638
41,873	Omega Healthcare Investors, Inc. (b)	1,087,861
90,624	Outfront Media, Inc.	1,699,200
32,183	Rayonier, Inc.	1,196,886
87,361	RLJ Lodging Trust	1,814,488
21,929	Ryman Hospitality Properties, Inc.	1,718,795
144,600	Senior Housing Properties Trust	2,251,422
5,846	SL Green Realty Corp.	571,388
145,903	Spirit Realty Capital, Inc.	1,174,519
6,197	Sun Communities, Inc.	581,588
148,780	Sunstone Hotel Investors, Inc.	2,320,968
244,012	VEREIT, Inc.	1,659,282
		37,918,953

	Food & Staples Retailing — 1.0%
20,627	Casey’s General Stores, Inc.	1,992,568

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
37,932	Performance Food Group Co. (a)	$1,230,894
96,480	Sprouts Farmers Market, Inc. (a)	2,414,894
51,824	US Foods Holding Corp. (a)	1,771,344
		7,409,700

	Food Products — 1.8%
130,891	Darling Ingredients, Inc. (a)	2,243,472
51,795	Flowers Foods, Inc.	1,171,085
17,653	Hain Celestial Group (The), Inc. (a)	514,232
29,171	Lamb Weston Holdings, Inc.	1,905,450
9,195	Lancaster Colony Corp.	1,154,800
115,017	Pilgrim’s Pride Corp. (a)	2,484,367
22,418	Post Holdings, Inc. (a)	1,783,800
23,782	Sanderson Farms, Inc.	2,643,607
		13,900,813

	Gas Utilities — 2.0%
26,882	Atmos Energy Corp.	2,335,777
44,013	National Fuel Gas Co.	2,260,067
42,353	New Jersey Resources Corp.	1,751,297
25,726	ONE Gas, Inc.	1,793,617
33,484	Southwest Gas Holdings, Inc.	2,443,997
31,321	Spire, Inc.	2,259,810
50,977	UGI Corp.	2,466,777
		15,311,342

	Health Care Equipment & Supplies — 3.1%
20,327	Cantel Medical Corp.	2,278,047
22,902	DexCom, Inc. (a)	1,675,968
56,814	Globus Medical, Inc., Class A (a)	2,908,309
30,951	Haemonetics Corp. (a)	2,415,416
19,521	Hill-Rom Holdings, Inc.	1,675,487
11,213	ICU Medical, Inc. (a)	2,822,312
32,654	Insulet Corp. (a)	2,808,244
40,919	Integra LifeSciences Holdings Corp. (a)	2,521,838
6,438	Masimo Corp. (a)	577,682
25,351	Neogen Corp. (a)	1,727,671
19,581	Penumbra, Inc. (a)	2,434,897
		23,845,871

	Health Care Providers & Services — 2.7%
57,795	Acadia Healthcare Co., Inc. (a)	2,056,346
10,374	Chemed Corp.	3,197,474
39,606	Encompass Health Corp.	2,408,837
37,404	HealthEquity, Inc. (a)	2,456,321
40,706	MEDNAX, Inc. (a)	1,868,812
34,868	Molina Healthcare, Inc. (a)	2,902,761
127,328	Patterson Cos., Inc.	2,964,196
14,619	WellCare Health Plans, Inc. (a)	2,999,234
		20,853,981

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 0.5%
11,872	athenahealth, Inc. (a)	$1,453,964
38,764	Veeva Systems, Inc., Class A (a)	2,718,519
		4,172,483

	Hotels, Restaurants & Leisure — 3.7%
53,305	Boyd Gaming Corp.	1,770,259
21,190	Choice Hotels International, Inc.	1,696,260
6,958	Churchill Downs, Inc.	1,910,667
10,670	Cracker Barrel Old Country Store, Inc. (b)	1,756,175
12,118	Domino’s Pizza, Inc.	2,929,284
9,486	Dunkin’ Brands Group, Inc.	578,267
39,478	Hilton Grand Vacations, Inc. (a)	1,697,554
29,694	Hyatt Hotels Corp., Class A	2,282,578
90,985	ILG, Inc.	3,105,318
12,751	Marriott Vacations Worldwide Corp.	1,563,400
43,117	Penn National Gaming, Inc. (a)	1,306,876
29,975	Planet Fitness, Inc., Class A (a)	1,207,693
13,608	Scientific Games Corp. (a)	725,306
9,092	Six Flags Entertainment Corp.	574,978
39,189	Texas Roadhouse, Inc.	2,511,231
5,106	Vail Resorts, Inc.	1,170,857
64,511	Wendy’s (The) Co.	1,079,914
		27,866,617

	Household Durables — 0.7%
25,522	Leggett & Platt, Inc.	1,034,917
57,590	PulteGroup, Inc.	1,748,432
24,319	Taylor Morrison Home Corp., Class A (a)	577,820
39,268	Toll Brothers, Inc.	1,655,539
		5,016,708

	Household Products — 0.4%
38,005	Energizer Holdings, Inc.	2,179,967
68,661	HRG Group, Inc. (a)	771,749
		2,951,716

	Independent Power and Renewable Electricity Producers — 0.4%
74,169	NRG Energy, Inc.	2,299,239
27,176	Vistra Energy Corp. (a)	620,972
		2,920,211

	Industrial Conglomerates — 0.3%
21,689	Carlisle Cos., Inc.	2,336,556

	Insurance — 3.5%
38,563	American Equity Investment Life Holding Co.	1,164,603
24,200	American National Insurance Co.	2,920,214
24,774	Assurant, Inc.	2,299,523
78,190	Assured Guaranty Ltd.	2,837,515
47,361	Athene Holding Ltd., Class A (a)	2,320,689

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
44,506	Brown & Brown, Inc.	$1,211,898
104,494	CNO Financial Group, Inc.	2,240,351
8,079	Enstar Group Ltd. (a)	1,697,802
2,206	Everest Re Group Ltd.	513,270
28,942	First American Financial Corp.	1,479,226
4,803	Hanover Insurance Group (The), Inc.	551,625
9,932	Kemper Corp.	670,410
105,568	Old Republic International Corp.	2,153,587
17,580	Primerica, Inc.	1,700,865
11,658	ProAssurance Corp.	551,423
9,325	Selective Insurance Group, Inc.	552,040
15,575	W.R. Berkley Corp.	1,161,272
688	White Mountains Insurance Group Ltd.	595,319
		26,621,632

	Internet & Direct Marketing Retail — 0.2%
25,149	Wayfair, Inc., Class A (a)	1,566,783

	Internet Software & Services — 2.8%
33,686	2U, Inc. (a)	2,711,386
27,650	GoDaddy, Inc., Class A (a)	1,785,084
27,894	GrubHub, Inc. (a)	2,821,199
14,347	j2 Global, Inc.	1,138,865
14,696	LogMeIn, Inc.	1,619,499
38,187	New Relic, Inc. (a)	2,668,890
57,637	Nutanix, Inc., Class A (a)	2,915,856
8,447	Stamps.com, Inc. (a)	1,923,804
27,121	Yelp, Inc. (a)	1,216,377
52,611	Zillow Group, Inc., Class C (a)	2,551,107
		21,352,067

	IT Services — 2.8%
12,020	Black Knight, Inc. (a)	584,773
14,622	Booz Allen Hamilton Holding Corp.	579,470
14,960	CACI International, Inc., Class A (a)	2,259,708
151,853	Conduent, Inc. (a)	2,955,059
12,517	CoreLogic, Inc. (a)	619,592
24,717	EPAM Systems, Inc. (a)	2,826,389
70,764	First Data Corp., Class A (a)	1,280,829
53,088	Genpact Ltd.	1,692,976
9,361	Jack Henry & Associates, Inc.	1,118,452
8,483	MAXIMUS, Inc.	573,705
79,175	Sabre Corp.	1,634,172
7,182	Science Applications International Corp.	616,144
28,542	Teradata Corp. (a)	1,167,939
29,440	Western Union (The) Co.	581,440
18,072	WEX, Inc. (a)	2,926,218
		21,416,866

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.1%
9,530	Brunswick Corp.	$570,656

	Life Sciences Tools & Services — 1.0%
4,528	Bio-Rad Laboratories, Inc., Class A (a)	1,148,799
11,244	Bio-Techne Corp.	1,696,832
18,917	Bruker Corp.	558,619
10,607	Charles River Laboratories International, Inc. (a)	1,105,143
14,951	PerkinElmer, Inc.	1,096,806
20,472	PRA Health Sciences, Inc. (a)	1,682,184
		7,288,383

	Machinery — 3.6%
34,916	AGCO Corp.	2,188,535
28,987	Allison Transmission Holdings, Inc.	1,130,203
12,568	Donaldson Co., Inc.	556,260
37,146	Graco, Inc.	1,634,052
24,666	Hillenbrand, Inc.	1,143,269
11,558	ITT, Inc.	565,071
19,968	John Bean Technologies Corp.	2,151,552
42,288	Kennametal, Inc.	1,541,398
12,585	Lincoln Electric Holdings, Inc.	1,042,919
8,306	Nordson Corp.	1,068,152
21,977	Oshkosh Corp.	1,585,860
24,081	Proto Labs, Inc. (a)	2,869,251
4,560	RBC Bearings, Inc. (a)	530,693
57,224	Rexnord Corp. (a)	1,574,232
49,659	Timken (The) Co.	2,122,922
9,063	Toro (The) Co.	529,188
86,746	Trinity Industries, Inc.	2,764,595
4,229	WABCO Holdings, Inc. (a)	545,499
6,953	Wabtec Corp.	617,496
15,801	Woodward, Inc.	1,136,724
		27,297,871

	Marine — 0.4%
36,782	Kirby Corp. (a)	3,137,505

	Media — 2.3%
122,535	Altice USA, Inc., Class A (a) (b)	2,193,377
824	Cable One, Inc.	523,339
45,083	Cinemark Holdings, Inc.	1,765,901
49,163	Interpublic Group of Cos. (The), Inc.	1,159,755
26,663	John Wiley & Sons, Inc., Class A	1,758,425
53,734	Live Nation Entertainment, Inc. (a)	2,120,881
9,213	Madison Square Garden (The) Co., Class A (a)	2,238,943
17,028	Nexstar Media Group, Inc., Class A	1,059,993
90,431	Sinclair Broadcast Group, Inc., Class A	2,563,719
198,807	TEGNA, Inc.	2,101,390
		17,485,723

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.5%
37,773	Alcoa Corp. (a)	$1,933,978
55,340	Commercial Metals Co.	1,162,693
33,015	Reliance Steel & Aluminum Co.	2,902,679
6,593	Royal Gold, Inc.	585,458
64,348	United States Steel Corp.	2,176,893
52,759	Worthington Industries, Inc.	2,349,358
		11,111,059

	Mortgage Real Estate Investment Trusts — 1.2%
54,052	Blackstone Mortgage Trust, Inc., Class A	1,667,504
162,579	Chimera Investment Corp.	2,843,507
300,718	MFA Financial, Inc.	2,261,399
34,416	New Residential Investment Corp.	601,592
81,065	Starwood Property Trust, Inc.	1,699,122
		9,073,124

	Multiline Retail — 0.9%
95,175	Macy’s, Inc.	2,957,087
23,386	Nordstrom, Inc.	1,182,396
46,939	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,919,606
		7,059,089

	Multi-Utilities — 0.8%
41,704	Black Hills Corp.	2,363,783
60,308	MDU Resources Group, Inc.	1,698,876
47,352	NiSource, Inc.	1,154,915
17,714	Vectren Corp.	1,244,763
		6,462,337

	Oil, Gas & Consumable Fuels — 4.7%
142,595	Antero Resources Corp. (a)	2,709,305
30,851	Centennial Resource Development, Inc., Class A (a)	570,744
374,905	Chesapeake Energy Corp. (a) (b)	1,113,468
183,441	CNX Resources Corp. (a)	2,725,933
74,930	CVR Energy, Inc. (b)	2,585,085
69,546	Delek US Holdings, Inc.	3,294,394
36,024	Energen Corp. (a)	2,357,411
57,929	HollyFrontier Corp.	3,515,711
56,779	Matador Resources Co. (a)	1,858,944
65,723	Murphy Oil Corp.	1,978,920
92,726	Newfield Exploration Co. (a)	2,763,235
19,528	Parsley Energy, Inc., Class A (a)	586,426
83,498	PBF Energy, Inc., Class A	3,200,478
11,547	PDC Energy, Inc. (a)	618,226
62,039	Peabody Energy Corp.	2,286,137
194,673	Range Resources Corp.	2,696,221
76,604	WPX Energy, Inc. (a)	1,309,162
		36,169,800

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.4%
98,383	Louisiana-Pacific Corp.	$2,787,190

	Personal Products — 0.3%
30,720	Nu Skin Enterprises, Inc., Class A	2,185,728

	Pharmaceuticals — 0.3%
41,361	Catalent, Inc. (a)	1,700,351
3,749	Jazz Pharmaceuticals PLC (a)	569,998
		2,270,349

	Professional Services — 1.1%
34,569	ASGN, Inc. (a)	2,787,299
4,837	Dun & Bradstreet (The) Corp.	557,754
14,754	ManpowerGroup, Inc.	1,412,253
9,778	Robert Half International, Inc.	594,014
61,108	TriNet Group, Inc. (a)	3,156,228
		8,507,548

	Real Estate Management & Development — 0.5%
4,070	Howard Hughes (The) Corp. (a)	550,671
3,241	Jones Lang LaSalle, Inc.	549,382
103,756	Realogy Holdings Corp.	2,574,186
		3,674,239

	Road & Rail — 2.1%
8,201	AMERCO	2,768,002
12,087	Avis Budget Group, Inc. (a)	597,219
39,986	Genesee & Wyoming, Inc., Class A (a)	2,847,003
24,607	Knight-Swift Transportation Holdings, Inc.	959,919
5,163	Landstar System, Inc.	524,819
38,888	Ryder System, Inc.	2,622,218
108,616	Schneider National, Inc., Class B	2,897,875
77,548	Werner Enterprises, Inc.	2,659,896
		15,876,951

	Semiconductors & Semiconductor Equipment — 2.2%
69,668	Cirrus Logic, Inc. (a)	2,540,792
133,516	Cypress Semiconductor Corp.	1,946,663
81,337	Entegris, Inc.	2,619,052
55,575	Integrated Device Technology, Inc. (a)	1,546,652
24,475	MKS Instruments, Inc.	2,506,240
9,778	Monolithic Power Systems, Inc.	1,145,004
8,036	Qorvo, Inc. (a)	541,626
12,592	Silicon Laboratories, Inc. (a)	1,169,797
61,922	Teradyne, Inc.	2,015,561
30,088	Versum Materials, Inc.	1,058,496
		17,089,883

	Software — 5.0%
28,704	Aspen Technology, Inc. (a)	2,518,776
16,681	Blackbaud, Inc.	1,750,838

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,158	Ellie Mae, Inc. (a)	$596,525
10,026	Fair Isaac Corp. (a)	1,736,303
66,874	FireEye, Inc. (a)	1,207,076
52,827	Fortinet, Inc. (a)	2,924,503
21,013	Guidewire Software, Inc. (a)	1,778,120
26,137	HubSpot, Inc. (a)	2,767,908
26,358	Paycom Software, Inc. (a)	3,010,347
28,002	Pegasystems, Inc.	1,709,522
19,924	Proofpoint, Inc. (a)	2,349,837
21,769	PTC, Inc. (a)	1,792,677
43,969	RealPage, Inc. (a)	2,352,341
44,574	RingCentral, Inc., Class A (a)	2,988,687
14,008	Tableau Software, Inc., Class A (a)	1,191,380
8,052	Tyler Technologies, Inc. (a)	1,762,744
9,290	Ultimate Software Group (The), Inc. (a)	2,228,857
59,128	Zendesk, Inc. (a)	2,882,490
154,674	Zynga, Inc., Class A (a)	533,625
		38,082,556

	Specialty Retail — 4.4%
60,743	Aaron’s, Inc.	2,537,235
14,326	Advance Auto Parts, Inc.	1,639,611
113,620	American Eagle Outfitters, Inc.	2,349,662
48,405	AutoNation, Inc. (a)	2,235,827
134,850	Bed Bath & Beyond, Inc.	2,354,481
21,260	Burlington Stores, Inc. (a)	2,888,171
38,595	Five Below, Inc. (a)	2,725,193
49,722	Foot Locker, Inc.	2,142,024
22,526	Lithia Motors, Inc., Class A	2,159,342
38,883	Murphy USA, Inc. (a)	2,432,909
63,850	Penske Automotive Group, Inc.	2,879,635
73,480	Signet Jewelers Ltd.	2,856,902
26,947	Tractor Supply Co.	1,832,396
15,318	Urban Outfitters, Inc. (a)	616,856
42,918	Williams-Sonoma, Inc. (b)	2,051,480
		33,701,724

	Technology Hardware, Storage & Peripherals — 0.4%
35,919	NCR Corp. (a)	1,105,228
59,010	Xerox Corp.	1,855,864
		2,961,092

	Textiles, Apparel & Luxury Goods — 0.4%
10,877	Carter’s, Inc.	1,091,181
72,781	Skechers U.S.A., Inc., Class A (a)	2,074,258
		3,165,439

	Thrifts & Mortgage Finance — 0.9%
26,603	Essent Group Ltd. (a)	876,835
6,902	LendingTree, Inc. (a)	1,645,437
174,187	MGIC Investment Corp. (a)	1,745,354

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
130,337	New York Community Bancorp, Inc.	$1,548,403
29,730	Radian Group, Inc.	425,139
32,723	Washington Federal, Inc.	1,038,955
		7,280,123

	Tobacco — 0.1%
27,765	Vector Group Ltd.	541,418

	Trading Companies & Distributors — 1.2%
66,412	Air Lease Corp.	2,768,716
15,531	Applied Industrial Technologies, Inc.	993,208
12,344	MSC Industrial Direct Co., Inc., Class A	1,067,015
36,742	SiteOne Landscape Supply, Inc. (a)	2,516,827
18,499	Triton International Ltd.	573,654
27,372	WESCO International, Inc. (a)	1,630,003
		9,549,423

	Transportation Infrastructure — 0.4%
76,646	Macquarie Infrastructure Corp.	2,904,883

	Wireless Telecommunication Services — 0.4%
100,981	Telephone & Data Systems, Inc.	2,759,811
	Total Common Stocks — 99.8%	760,961,927
	(Cost $713,384,348)

	Money Market Funds — 0.6%
3,140,811	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (d) (e)	3,140,811
1,542,306	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (d)	1,542,306
	Total Money Market Funds — 0.6%	4,683,117
	(Cost $4,683,117)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$20,199	BNP Paribas S.A., 1.69% (d), dated 04/30/18, due 05/01/18, with a maturity value of $20,200. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $20,849. (e)	$20,199
7,900,352	JPMorgan Chase & Co., 1.65% (d), dated 04/30/18, due 05/01/18, with a maturity value of $7,900,714. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $8,096,566. (e)	7,900,352
	Total Repurchase Agreements — 1.1%	7,920,551
	(Cost $7,920,551)

	Total Investments — 101.5%	773,565,595
	(Cost $725,988,016) (f)
	Net Other Assets and Liabilities — (1.5)%	(11,277,339)
	Net Assets — 100.0%	$762,288,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,785,581 and the total value of the collateral held by the Fund is $11,061,362.
(c)	Non-income producing security which makes payment- in-kind (“PIK”) distributions. For the fiscal year-to-date period (August 1, 2017 to April 30, 2018), the Fund received 678 PIK shares of Summit Materials, Inc., Class A.
(d)	Rate shown reflects yield as of April 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $70,073,692 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,496,113. The net unrealized appreciation was $47,577,579.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$760,961,927	$—	$—
Money Market Funds	4,683,117	—	—
Repurchase Agreements	—	7,920,551	—
Total Investments	$765,645,044	$7,920,551	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
7,731	AAR Corp.	$334,752
12,192	Aerojet Rocketdyne Holdings, Inc. (a)	340,644
7,493	Aerovironment, Inc. (a)	408,369
43,374	Axon Enterprise, Inc. (a)	1,820,841
13,985	Esterline Technologies Corp. (a)	1,004,822
33,140	Kratos Defense & Security Solutions, Inc. (a)	331,731
7,057	Mercury Systems, Inc. (a)	226,389
		4,467,548

	Air Freight & Logistics — 1.1%
58,494	Air Transport Services Group, Inc. (a)	1,183,919
28,207	Atlas Air Worldwide Holdings, Inc. (a)	1,788,324
19,354	Forward Air Corp.	1,044,922
40,744	Hub Group, Inc., Class A (a)	1,790,699
		5,807,864

	Airlines — 0.5%
5,929	Allegiant Travel Co.	950,122
44,059	Hawaiian Holdings, Inc.	1,815,231
		2,765,353

	Auto Components — 1.4%
112,029	American Axle & Manufacturing Holdings, Inc. (a)	1,718,525
58,193	Cooper Tire & Rubber Co.	1,422,819
8,331	Cooper-Standard Holdings, Inc. (a)	1,031,378
10,302	Dorman Products, Inc. (a)	662,007
9,772	Fox Factory Holding Corp. (a)	324,919
20,089	Gentherm, Inc. (a)	679,008
80,617	Modine Manufacturing Co. (a)	1,386,612
14,337	Standard Motor Products, Inc.	650,183
		7,875,451

	Automobiles — 0.1%
18,138	Winnebago Industries, Inc.	687,430

	Banks — 5.7%
13,473	1st Source Corp.	700,596
19,339	Ameris Bancorp	999,826
35,338	Banc of California, Inc.	678,490
12,845	BancFirst Corp.	734,092
6,145	Banner Corp.	352,723
8,985	Berkshire Hills Bancorp, Inc.	340,981
22,659	Boston Private Financial Holdings, Inc.	363,677
21,051	Brookline Bancorp, Inc.	349,447
4,974	City Holding Co.	356,039
12,734	Community Bank System, Inc.	716,287
35,522	ConnectOne Bancorp, Inc.	937,781
35,096	Customers Bancorp, Inc. (a)	1,011,467

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,698	Eagle Bancorp, Inc. (a)	$334,473
21,813	Enterprise Financial Services Corp.	1,109,191
8,401	FB Financial Corp.	334,612
6,673	FCB Financial Holdings, Inc., Class A (a)	385,699
9,565	First Bancorp	364,905
169,941	First BanCorp (a)	1,226,974
24,134	First Commonwealth Financial Corp.	365,389
11,619	First Financial Bancorp	359,608
17,244	First Interstate BancSystem, Inc., Class A	698,382
13,867	First Midwest Bancorp, Inc.	337,107
16,937	Great Western Bancorp, Inc.	696,788
22,180	Hanmi Financial Corp.	612,168
12,857	Heartland Financial USA, Inc.	689,778
22,290	Heritage Financial Corp.	662,013
29,071	Hilltop Holdings, Inc.	651,772
37,494	Hope Bancorp, Inc.	648,271
4,767	Independent Bank Corp.	344,654
9,647	Independent Bank Group, Inc.	688,796
26,300	International Bancshares Corp.	1,046,740
34,359	Lakeland Bancorp, Inc.	670,000
7,376	Lakeland Financial Corp.	350,507
15,928	LegacyTexas Financial Group, Inc.	654,163
49,066	Live Oak Bancshares, Inc.	1,386,114
19,222	NBT Bancorp, Inc.	702,372
40,356	Old National Bancorp	694,123
8,482	Pacific Premier Bancorp, Inc. (a)	337,159
3,286	Park National Corp.	354,494
16,026	Renasant Corp.	724,856
17,076	S&T Bancorp, Inc.	728,804
25,766	Seacoast Banking Corp. of Florida (a)	711,915
16,707	ServisFirst Bancshares, Inc.	701,026
11,987	Simmons First National Corp., Class A	362,007
9,816	Southside Bancshares, Inc.	341,891
34,089	State Bank Financial Corp.	1,074,144
4,501	Tompkins Financial Corp.	349,728
11,924	TowneBank	356,528
21,887	Trustmark Corp.	685,282
16,124	WesBanco, Inc.	706,231
		30,990,070

	Beverages — 0.5%
3,607	Boston Beer (The) Co., Inc., Class A (a)	808,509
1,975	Coca-Cola Bottling Co. Consolidated	332,570

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
15,226	MGP Ingredients, Inc.	$1,458,499
		2,599,578

	Biotechnology — 4.8%
43,259	Acorda Therapeutics, Inc. (a)	999,283
26,852	Alder Biopharmaceuticals, Inc. (a)	381,298
68,021	Amicus Therapeutics, Inc. (a)	962,497
6,554	AnaptysBio, Inc. (a)	614,634
25,901	Arena Pharmaceuticals, Inc. (a)	1,031,896
37,301	CRISPR Therapeutics AG (a) (b)	1,747,925
59,933	CytomX Therapeutics, Inc. (a)	1,576,238
17,180	Dynavax Technologies Corp. (a)	291,201
41,148	Editas Medicine, Inc. (a)	1,292,047
19,432	Emergent BioSolutions, Inc. (a)	1,007,744
21,074	Enanta Pharmaceuticals, Inc. (a)	1,960,936
19,211	Epizyme, Inc. (a)	246,861
21,652	Foundation Medicine, Inc. (a)	1,653,130
52,223	Halozyme Therapeutics, Inc. (a)	988,581
61,778	Heron Therapeutics, Inc. (a)	1,871,873
162,078	ImmunoGen, Inc. (a)	1,781,237
32,340	Intellia Therapeutics, Inc. (a)	647,447
5,543	Intercept Pharmaceuticals, Inc. (a) (b)	376,980
22,244	Intrexon Corp. (a) (b)	404,396
22,100	Ironwood Pharmaceuticals, Inc. (a)	400,452
56,367	Momenta Pharmaceuticals, Inc. (a)	1,172,434
63,011	PTC Therapeutics, Inc. (a)	1,747,295
30,502	Retrophin, Inc. (a)	765,600
89,740	Sangamo Therapeutics, Inc. (a)	1,417,892
6,687	Ultragenyx Pharmaceutical, Inc. (a)	339,967
22,749	Xencor, Inc. (a)	659,494
		26,339,338

	Building Products — 2.1%
17,489	AAON, Inc.	594,626
52,666	Advanced Drainage Systems, Inc.	1,327,183
3,463	American Woodmark Corp. (a)	284,659
31,467	Apogee Enterprises, Inc.	1,293,608
68,753	Builders FirstSource, Inc. (a)	1,253,367
35,833	Continental Building Products, Inc. (a)	1,006,907
30,223	Gibraltar Industries, Inc. (a)	1,062,339
56,057	Griffon Corp.	1,115,534
57,800	NCI Building Systems, Inc. (a)	1,011,500
22,054	Patrick Industries, Inc. (a)	1,254,873
42,036	Universal Forest Products, Inc.	1,340,108
		11,544,704

	Capital Markets — 1.0%
9,743	Financial Engines, Inc.	435,025
22,938	Houlihan Lokey, Inc.	1,020,741
13,413	Moelis & Co., Class A	721,619
95,468	TPG Specialty Lending, Inc. (b)	1,724,152

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
67,494	Waddell & Reed Financial, Inc., Class A	$1,366,079
		5,267,616

	Chemicals — 1.7%
19,611	AdvanSix, Inc. (a)	702,466
4,171	Balchem Corp.	368,049
5,858	Chase Corp.	656,096
58,745	Ferro Corp. (a)	1,292,977
13,716	H.B. Fuller Co.	678,531
9,943	Innospec, Inc.	722,856
11,378	KMG Chemicals, Inc.	699,633
35,739	Kraton Corp. (a)	1,632,200
20,375	Minerals Technologies, Inc.	1,406,894
12,300	Stepan Co.	864,936
		9,024,638

	Commercial Services & Supplies — 3.2%
30,558	ABM Industries, Inc.	951,271
108,690	ACCO Brands Corp.	1,309,714
15,307	Advanced Disposal Services, Inc. (a)	337,366
9,179	Brady Corp., Class A	334,116
58,343	Casella Waste Systems, Inc., Class A (a)	1,429,987
23,518	Covanta Holding Corp.	350,418
32,020	Herman Miller, Inc.	983,014
28,346	HNI Corp.	946,473
13,533	Interface, Inc.	297,726
67,560	Knoll, Inc.	1,288,369
26,958	Matthews International Corp., Class A	1,324,986
25,407	McGrath RentCorp	1,497,235
31,358	Mobile Mini, Inc.	1,317,036
15,490	Multi-Color Corp.	1,006,075
62,629	Pitney Bowes, Inc.	640,068
75,223	Steelcase, Inc., Class A	996,705
6,328	UniFirst Corp.	1,016,277
12,795	US Ecology, Inc.	681,973
19,505	Viad Corp.	989,879
		17,698,688

	Communications Equipment — 0.9%
92,415	Extreme Networks, Inc. (a)	988,841
107,849	Finisar Corp. (a)	1,680,287
13,901	InterDigital, Inc.	1,034,929
51,767	NetScout Systems, Inc. (a)	1,405,474
		5,109,531

	Construction & Engineering — 0.8%
16,533	Comfort Systems USA, Inc.	697,693
12,209	Granite Construction, Inc.	639,507
54,606	Primoris Services Corp.	1,397,368

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
77,328	Tutor Perini Corp. (a)	$1,596,823
		4,331,391

	Consumer Finance — 0.8%
22,633	Encore Capital Group, Inc. (a)	1,009,432
19,520	Nelnet, Inc., Class A	1,030,851
35,897	PRA Group, Inc. (a)	1,277,933
9,715	World Acceptance Corp. (a)	995,788
		4,314,004

	Distributors — 0.2%
48,121	Core-Mark Holding Co., Inc.	991,774

	Diversified Consumer Services — 0.4%
49,519	Chegg, Inc. (a)	1,149,336
147,200	Houghton Mifflin Harcourt Co. (a)	1,000,960
		2,150,296

	Diversified Telecommunication Services — 0.8%
22,880	ATN International, Inc.	1,212,640
151,563	Iridium Communications, Inc. (a) (b)	1,803,600
96,061	Vonage Holdings Corp. (a)	1,073,962
		4,090,202

	Electric Utilities — 0.6%
26,746	El Paso Electric Co.	1,365,383
18,236	MGE Energy, Inc.	1,058,600
15,733	Otter Tail Corp.	689,892
		3,113,875

	Electrical Equipment — 0.5%
17,180	Atkore International Group, Inc. (a)	305,289
23,411	AZZ, Inc.	1,042,960
24,057	Encore Wire Corp.	1,266,601
		2,614,850

	Electronic Equipment, Instruments & Components — 1.9%
7,232	Badger Meter, Inc.	306,998
8,778	ePlus, Inc. (a)	700,923
54,337	Fabrinet (a)	1,532,847
16,675	II-VI, Inc. (a)	635,318
39,051	Insight Enterprises, Inc. (a)	1,384,358
94,046	KEMET Corp. (a)	1,619,472
54,173	Knowles Corp. (a)	693,414
17,442	Methode Electronics, Inc.	695,936
13,041	Sanmina Corp. (a)	384,710
23,888	Systemax, Inc.	750,800
111,516	TTM Technologies, Inc. (a)	1,554,533
		10,259,309

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 3.2%
66,037	C&J Energy Services, Inc. (a)	$1,971,865
93,047	Diamond Offshore Drilling, Inc. (a) (b)	1,711,134
51,088	Exterran Corp. (a)	1,496,368
294,486	Helix Energy Solutions Group, Inc. (a)	2,273,432
46,082	Keane Group, Inc. (a)	716,575
42,548	Mammoth Energy Services, Inc. (a)	1,381,959
279,979	McDermott International, Inc. (a)	1,847,861
146,359	Nabors Industries Ltd.	1,113,792
91,968	Oceaneering International, Inc.	1,953,400
121,358	Superior Energy Services, Inc. (a)	1,302,171
86,289	Unit Corp. (a)	1,957,035
		17,725,592

	Equity Real Estate Investment Trusts — 5.1%
27,725	Acadia Realty Trust	654,310
58,973	Alexander & Baldwin, Inc.	1,350,482
20,414	American Assets Trust, Inc.	685,298
327,112	CBL & Associates Properties, Inc. (b)	1,367,328
71,230	Chatham Lodging Trust	1,356,931
49,049	Chesapeake Lodging Trust	1,448,907
16,667	Columbia Property Trust, Inc.	356,007
87,350	CoreCivic, Inc.	1,760,976
26,405	Corporate Office Properties Trust	726,402
130,658	DiamondRock Hospitality Co.	1,443,771
80,808	Global Net Lease, Inc.	1,503,837
89,563	Kite Realty Group Trust	1,318,367
173,323	Lexington Realty Trust	1,393,517
81,631	Mack-Cali Realty Corp.	1,401,604
13,597	National Storage Affiliates Trust	357,873
13,103	PotlatchDeltic Corp.	679,391
9,416	QTS Realty Trust, Inc., Class A	333,232
137,952	Ramco-Gershenson Properties Trust	1,648,526
29,246	Retail Properties of America, Inc., Class A	337,499
11,845	Rexford Industrial Realty, Inc.	361,865
70,023	Select Income REIT	1,327,636
125,281	Summit Hotel Properties, Inc.	1,814,069
15,501	Tanger Factory Outlet Centers, Inc.	340,247
9,881	Terreno Realty Corp.	367,079
255,633	Washington Prime Group, Inc.	1,653,946
12,492	Washington Real Estate Investment Trust	358,770
69,171	Xenia Hotels & Resorts, Inc.	1,424,231
		27,772,101

	Food & Staples Retailing — 0.6%
41,210	Andersons (The), Inc.	1,345,507

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
4,082	PriceSmart, Inc.	$357,583
39,709	United Natural Foods, Inc. (a)	1,787,699
		3,490,789

	Food Products — 1.5%
18,493	Calavo Growers, Inc.	1,732,794
197,804	Dean Foods Co.	1,703,092
30,151	Fresh Del Monte Produce, Inc.	1,481,922
115,286	Hostess Brands, Inc. (a)	1,619,768
4,995	J&J Snack Foods Corp.	686,363
34,738	Tootsie Roll Industries, Inc. (b)	991,770
		8,215,709

	Gas Utilities — 0.1%
4,847	Chesapeake Utilities Corp.	368,372
12,111	South Jersey Industries, Inc.	374,230
		742,602

	Health Care Equipment & Supplies — 3.5%
19,316	Abaxis, Inc.	1,285,866
540	Atrion Corp.	335,934
46,714	AxoGen, Inc. (a)	1,859,217
21,538	CONMED Corp.	1,400,616
11,061	Glaukos Corp. (a) (b)	372,535
22,201	Halyard Health, Inc. (a)	1,051,661
11,104	Inogen, Inc. (a)	1,561,000
24,122	Integer Holdings Corp. (a)	1,324,298
21,669	iRhythm Technologies, Inc. (a)	1,260,052
22,559	Merit Medical Systems, Inc. (a)	1,094,112
10,135	Natus Medical, Inc. (a)	334,962
7,869	Nevro Corp. (a)	703,174
62,572	Novocure Ltd. (a)	1,708,216
13,063	NuVasive, Inc. (a)	695,082
20,191	OraSure Technologies, Inc. (a)	357,986
23,207	Orthofix International N.V. (a)	1,416,091
32,911	Quidel Corp. (a)	1,866,054
19,061	Varex Imaging Corp. (a)	686,005
		19,312,861

	Health Care Providers & Services — 3.4%
22,606	Amedisys, Inc. (a)	1,494,030
24,036	AMN Healthcare Services, Inc. (a)	1,606,807
21,966	BioTelemetry, Inc. (a)	839,101
13,491	CorVel Corp. (a)	661,734
16,925	Diplomat Pharmacy, Inc. (a)	368,796
12,965	Ensign Group (The), Inc.	361,335
16,619	LHC Group, Inc. (a)	1,236,786
36,279	LifePoint Health, Inc. (a)	1,737,764
9,552	Magellan Health, Inc. (a)	800,935
28,595	National HealthCare Corp.	1,752,302
109,652	Owens & Minor, Inc.	1,781,845
21,784	Premier, Inc., Class A (a)	718,654
59,306	Select Medical Holdings Corp. (a)	1,070,473

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
70,313	Tenet Healthcare Corp. (a)	$1,683,293
17,201	Tivity Health, Inc. (a)	618,376
20,972	US Physical Therapy, Inc.	1,913,695
		18,645,926

	Health Care Technology — 0.5%
27,612	Allscripts Healthcare Solutions, Inc. (a)	320,851
23,932	Evolent Health, Inc., Class A (a)	394,878
40,500	HMS Holdings Corp. (a)	729,405
33,847	Teladoc, Inc. (a) (b)	1,455,421
		2,900,555

	Hotels, Restaurants & Leisure — 2.7%
14,044	Bloomin’ Brands, Inc.	332,281
18,894	Brinker International, Inc.	823,589
21,217	Cheesecake Factory (The), Inc. (b)	1,102,223
110,503	Denny’s Corp. (a)	1,934,908
20,799	Dine Brands Global, Inc.	1,650,193
31,001	Eldorado Resorts, Inc. (a)	1,255,540
38,664	International Speedway Corp., Class A	1,589,090
54,100	La Quinta Holdings, Inc. (a)	1,057,114
11,902	Papa John’s International, Inc. (b)	737,924
34,940	Red Rock Resorts, Inc., Class A	1,054,839
45,990	SeaWorld Entertainment, Inc. (a) (b)	693,989
24,574	Shake Shack, Inc., Class A (a) (b)	1,169,968
28,881	Wingstop, Inc.	1,411,126
		14,812,784

	Household Durables — 2.4%
9,814	Cavco Industries, Inc. (a)	1,671,815
11,357	Installed Building Products, Inc. (a)	655,299
5,313	iRobot Corp. (a) (b)	310,067
47,946	KB Home	1,272,966
34,159	La-Z-Boy, Inc.	983,779
24,161	LGI Homes, Inc. (a) (b)	1,671,941
61,070	M.D.C. Holdings, Inc.	1,771,641
30,144	Meritage Homes Corp. (a)	1,341,408
22,282	TopBuild Corp. (a)	1,775,875
83,023	TRI Pointe Group, Inc. (a)	1,420,524
		12,875,315

	Household Products — 0.4%
25,827	Central Garden & Pet Co., Class A (a)	916,859
7,767	WD-40 Co.	1,024,467
		1,941,326

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.1%
40,119	NRG Yield, Inc., Class C	$714,118

	Industrial Conglomerates — 0.2%
29,188	Raven Industries, Inc.	1,068,281

	Insurance — 3.0%
6,171	AMERISAFE, Inc.	365,940
11,881	Argo Group International Holdings Ltd.	694,444
25,291	Employers Holdings, Inc.	1,034,402
19,669	FBL Financial Group, Inc., Class A	1,529,265
31,907	Horace Mann Educators Corp.	1,426,243
9,615	James River Group Holdings Ltd.	349,217
33,219	Kinsale Capital Group, Inc.	1,712,439
22,304	Mercury General Corp.	1,019,962
28,056	National General Holdings Corp.	723,003
4,474	National Western Life Group, Inc., Class A	1,420,092
5,915	Navigators Group (The), Inc.	334,198
13,311	Safety Insurance Group, Inc.	1,064,880
122,228	Third Point Reinsurance Ltd. (a)	1,625,632
45,636	Trupanion, Inc. (a) (b)	1,199,314
14,251	United Fire Group, Inc.	716,683
32,070	Universal Insurance Holdings, Inc.	1,040,672
		16,256,386

	Internet & Direct Marketing Retail — 0.7%
17,363	Liberty Expedia Holdings, Inc., Class A (a)	708,411
18,814	Overstock.com, Inc. (a) (b)	716,813
24,504	PetMed Express, Inc. (b)	819,904
20,985	Shutterfly, Inc. (a)	1,698,106
		3,943,234

	Internet Software & Services — 4.6%
18,072	Alarm.com Holdings, Inc. (a)	729,747
41,586	Blucora, Inc. (a)	1,081,236
49,783	Box, Inc., Class A (a)	1,138,040
60,186	Cars.com, Inc. (a)	1,714,097
17,438	Cornerstone OnDemand, Inc. (a)	769,539
37,376	Coupa Software, Inc. (a)	1,733,125
23,806	Envestnet, Inc. (a)	1,292,666
60,764	Etsy, Inc. (a)	1,819,274
45,790	Five9, Inc. (a)	1,344,852
30,072	GTT Communications, Inc. (a)	1,444,960
66,964	Hortonworks, Inc. (a)	1,133,701
40,453	Instructure, Inc. (a)	1,640,369
30,694	Match Group, Inc. (a) (b)	1,446,301
35,066	MINDBODY, Inc., Class A (a)	1,390,367
51,280	NIC, Inc.	761,508
29,946	Q2 Holdings, Inc. (a)	1,474,841

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
52,063	Quotient Technology, Inc. (a)	$697,644
13,745	Trade Desk (The), Inc., Class A (a)	703,332
44,658	Twilio, Inc., Class A (a)	1,885,014
37,682	Web.com Group, Inc. (a)	700,885
		24,901,498

	IT Services — 1.6%
75,379	Convergys Corp.	1,760,853
15,059	CSG Systems International, Inc.	644,375
41,714	EVERTEC, Inc.	761,281
6,115	ExlService Holdings, Inc. (a)	353,508
24,590	ManTech International Corp., Class A	1,453,023
87,216	Presidio, Inc. (a)	1,336,149
35,350	Sykes Enterprises, Inc. (a)	1,016,666
40,073	Syntel, Inc. (a)	1,157,308
		8,483,163

	Leisure Products — 0.5%
44,308	Acushnet Holdings Corp.	1,070,481
104,222	Callaway Golf Co.	1,798,872
		2,869,353

	Life Sciences Tools & Services — 0.4%
14,923	Accelerate Diagnostics, Inc. (a) (b)	331,290
19,561	Cambrex Corp. (a)	1,035,755
29,306	Medpace Holdings, Inc. (a)	1,084,029
		2,451,074

	Machinery — 4.0%
9,309	Alamo Group, Inc.	1,019,056
16,316	Albany International Corp., Class A	965,091
14,843	Altra Industrial Motion Corp. (b)	618,211
12,360	Astec Industries, Inc.	686,722
5,776	Chart Industries, Inc. (a)	327,730
9,514	Columbus McKinnon Corp.	341,362
15,733	Douglas Dynamics, Inc.	656,853
22,035	EnPro Industries, Inc.	1,655,930
11,648	ESCO Technologies, Inc.	650,541
30,973	Federal Signal Corp.	670,875
16,738	Franklin Electric Co., Inc.	686,258
33,933	Greenbrier (The) Cos., Inc.	1,487,962
66,056	Harsco Corp. (a)	1,350,845
14,630	Hyster-Yale Materials Handling, Inc.	1,041,656
10,825	Kadant, Inc.	998,606
11,982	Manitowoc (The) Co., Inc. (a)	295,356
33,172	Meritor, Inc. (a)	645,859
50,797	Milacron Holdings Corp. (a)	915,870
39,106	Mueller Industries, Inc.	1,062,901
94,117	Mueller Water Products, Inc., Class A	921,406

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
32,854	REV Group, Inc.	$593,015
10,500	SPX Corp. (a)	332,220
6,933	SPX FLOW, Inc. (a)	311,985
12,734	Sun Hydraulics Corp.	618,490
25,982	TriMas Corp. (a)	704,112
65,548	Wabash National Corp.	1,314,893
13,167	Watts Water Technologies, Inc., Class A	980,942
		21,854,747

	Marine — 0.3%
59,536	Matson, Inc.	1,740,237

	Media — 2.2%
19,789	AMC Networks, Inc., Class A (a)	1,029,028
28,442	E.W. Scripps (The) Co., Class A	316,559
70,023	Emerald Expositions Events, Inc.	1,349,343
176,691	Entercom Communications Corp., Class A	1,793,414
136,680	Gannett Co., Inc.	1,321,696
134,258	Gray Television, Inc. (a)	1,517,115
31,693	Meredith Corp.	1,641,697
30,179	MSG Networks, Inc., Class A (a)	618,670
8,780	Scholastic Corp.	363,492
47,351	World Wrestling Entertainment, Inc., Class A	1,884,096
		11,835,110

	Metals & Mining — 1.4%
7,729	Carpenter Technology Corp.	411,647
61,854	Century Aluminum Co. (a)	1,080,589
147,200	Cleveland-Cliffs, Inc. (a)	1,092,224
85,253	Coeur Mining, Inc. (a)	645,365
5,656	Compass Minerals International, Inc.	380,649
185,839	Hecla Mining Co.	711,763
10,140	Kaiser Aluminum Corp.	999,196
6,679	Materion Corp.	338,959
77,627	Warrior Met Coal, Inc. (b)	1,804,828
		7,465,220

	Mortgage Real Estate Investment Trusts — 1.9%
94,832	Apollo Commercial Real Estate Finance, Inc.	1,708,873
73,242	ARMOUR Residential REIT, Inc.	1,657,466
253,731	CYS Investments, Inc.	1,819,251
67,841	Ladder Capital Corp.	942,990
94,568	PennyMac Mortgage Investment Trust	1,663,451
88,175	Redwood Trust, Inc.	1,352,605
88,749	Two Harbors Investment Corp.	1,354,310
		10,498,946

	Multiline Retail — 0.8%
31,336	Big Lots, Inc.	1,330,213

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
21,224	Dillard’s, Inc., Class A (b)	$1,582,249
451,675	JC Penney Co., Inc. (a) (b)	1,314,375
		4,226,837

	Multi-Utilities — 0.3%
25,355	NorthWestern Corp.	1,393,004

	Oil, Gas & Consumable Fuels — 4.2%
14,846	Arch Coal, Inc., Class A	1,200,002
77,270	Callon Petroleum Co. (a)	1,074,826
497,832	Denbury Resources, Inc. (a)	1,637,867
176,691	Gulfport Energy Corp. (a)	1,643,226
350,118	Halcon Resources Corp. (a)	1,880,134
24,134	Jagged Peak Energy, Inc. (a) (b)	345,840
54,129	Kosmos Energy Ltd. (a)	381,068
195,762	Laredo Petroleum, Inc. (a)	2,153,382
210,503	Oasis Petroleum, Inc. (a)	2,321,848
174,165	QEP Resources, Inc. (a)	2,121,330
47,806	SemGroup Corp., Class A	1,202,321
75,656	SM Energy Co.	1,811,961
393,782	Southwestern Energy Co. (a)	1,614,506
108,488	SRC Energy, Inc. (a)	1,197,708
89,318	WildHorse Resource Development Corp. (a)	2,335,666
		22,921,685

	Paper & Forest Products — 0.6%
35,338	Boise Cascade Co.	1,470,061
4,349	Neenah, Inc.	339,222
49,831	P.H. Glatfelter Co.	1,040,969
17,420	Schweitzer-Mauduit International, Inc.	679,903
		3,530,155

	Personal Products — 0.3%
28,931	Inter Parfums, Inc.	1,481,267
3,969	USANA Health Sciences, Inc. (a)	418,928
		1,900,195

	Pharmaceuticals — 1.3%
20,731	Corcept Therapeutics, Inc. (a)	345,793
24,015	Horizon Pharma PLC (a)	317,959
81,827	Innoviva, Inc. (a)	1,186,491
34,709	Intersect ENT, Inc. (a)	1,386,625
13,976	MyoKardia, Inc. (a)	690,414
50,565	Prestige Brands Holdings, Inc. (a)	1,488,634
29,782	Supernus Pharmaceuticals, Inc. (a)	1,396,776
8,515	Zogenix, Inc. (a)	334,639
		7,147,331

	Professional Services — 2.3%
13,008	Exponent, Inc.	1,123,891
28,176	FTI Consulting, Inc. (a)	1,645,478
23,337	ICF International, Inc.	1,565,913
24,516	Insperity, Inc.	1,967,409

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
46,971	Kelly Services, Inc., Class A	$1,374,372
33,051	Korn/Ferry International	1,766,906
88,621	Navigant Consulting, Inc. (a)	1,895,603
52,666	TrueBlue, Inc. (a)	1,403,549
		12,743,121

	Real Estate Management & Development — 0.7%
16,124	Forestar Group, Inc. (a) (b)	351,503
27,445	HFF, Inc., Class A	964,417
9,457	Marcus & Millichap, Inc. (a)	323,051
24,375	RMR Group, (The), Inc., Class A	1,813,500
36,182	St Joe (The) Co. (a)	624,140
		4,076,611

	Road & Rail — 1.1%
75,824	Heartland Express, Inc.	1,351,942
85,899	Hertz Global Holdings, Inc. (a)	1,881,188
59,827	Marten Transport Ltd.	1,166,626
22,690	Saia, Inc. (a)	1,498,675
		5,898,431

	Semiconductors & Semiconductor Equipment — 1.4%
168,319	Amkor Technology, Inc. (a)	1,393,681
37,778	Brooks Automation, Inc.	939,917
12,735	Cabot Microelectronics Corp.	1,291,966
11,196	Diodes, Inc. (a)	319,646
24,983	FormFactor, Inc. (a)	286,680
4,989	Power Integrations, Inc.	338,254
50,785	Rambus, Inc. (a)	685,597
26,198	Semtech Corp. (a)	1,029,581
128,201	SunPower Corp. (a) (b)	1,093,555
		7,378,877

	Software — 2.7%
73,141	8x8, Inc. (a)	1,481,105
34,788	Blackline, Inc. (a)	1,440,223
35,202	Bottomline Technologies de, Inc. (a)	1,391,183
11,924	CommVault Systems, Inc. (a)	834,084
13,733	Ebix, Inc.	1,064,308
23,627	Imperva, Inc. (a)	1,057,308
19,971	Paylocity Holding Corp. (a)	1,091,016
8,870	Progress Software Corp.	327,569
18,751	Qualys, Inc. (a)	1,442,889
66,683	Rapid7, Inc. (a)	1,883,128
75,502	TiVo Corp.	1,068,353
28,182	Varonis Systems, Inc. (a)	1,841,694
		14,922,860

	Specialty Retail — 4.0%
42,257	Abercrombie & Fitch Co., Class A	1,082,624
15,157	Asbury Automotive Group, Inc. (a)	1,016,277

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
61,583	Buckle (The), Inc. (b)	$1,419,488
40,598	Caleres, Inc.	1,328,773
188,615	Chico’s FAS, Inc.	1,872,947
7,563	Children’s Place (The), Inc.	964,661
48,648	Dick’s Sporting Goods, Inc.	1,609,762
45,549	DSW, Inc., Class A	1,015,743
108,088	GameStop Corp., Class A (b)	1,475,401
26,096	Group 1 Automotive, Inc.	1,705,374
6,363	Monro, Inc.	356,010
793,058	Office Depot, Inc.	1,816,103
109,300	Party City Holdco, Inc. (a)	1,721,475
17,896	RH (a) (b)	1,708,173
62,190	Sally Beauty Holdings, Inc. (a)	1,075,265
38,807	Sleep Number Corp. (a)	1,099,790
13,608	Tailored Brands, Inc.	429,332
		21,697,198

	Technology Hardware, Storage & Peripherals — 0.7%
22,145	Diebold Nixdorf, Inc.	339,926
85,467	Pure Storage, Inc., Class A (a)	1,728,997
100,298	Super Micro Computer, Inc. (a)	1,775,275
		3,844,198

	Textiles, Apparel & Luxury Goods — 0.8%
104,927	Crocs, Inc. (a)	1,657,847
3,787	Deckers Outdoor Corp. (a)	353,176
18,101	G-III Apparel Group Ltd. (a)	660,505
13,722	Oxford Industries, Inc.	1,057,143
15,537	Steven Madden Ltd.	749,660
		4,478,331

	Thrifts & Mortgage Finance — 1.9%
21,931	Beneficial Bancorp, Inc.	347,606
42,069	BofI Holding, Inc. (a)	1,694,539
55,226	Capitol Federal Financial, Inc.	688,668
9,634	Flagstar Bancorp, Inc. (a)	332,855
50,772	Meridian Bancorp, Inc.	959,591
15,614	Meta Financial Group, Inc.	1,735,496
82,420	NMI Holdings, Inc., Class A (a)	1,141,517
41,185	Northwest Bancshares, Inc.	683,671
26,653	Provident Financial Services, Inc.	696,176
28,695	Walker & Dunlop, Inc.	1,638,772
14,239	WSFS Financial Corp.	713,374
		10,632,265

	Tobacco — 0.2%
21,094	Universal Corp.	992,473

	Trading Companies & Distributors — 1.6%
85,855	Aircastle Ltd.	1,682,758
17,442	BMC Stock Holdings, Inc. (a)	300,874
24,895	GATX Corp.	1,624,150
11,158	GMS, Inc. (a)	347,683

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
35,439	H&E Equipment Services, Inc.	$1,146,452
15,752	Herc Holdings, Inc. (a)	829,343
5,490	Kaman Corp.	332,914
41,487	MRC Global, Inc. (a)	777,051
40,128	Rush Enterprises, Inc., Class A (a)	1,638,426
		8,679,651

	Water Utilities — 0.2%
6,427	American States Water Co.	358,112
9,155	California Water Service Group	354,756
6,470	SJW Group	391,112
		1,103,980

	Wireless Telecommunication Services — 0.7%
55,070	Boingo Wireless, Inc. (a)	1,291,942
28,418	Shenandoah Telecommunications Co.	1,072,780
33,941	United States Cellular Corp. (a)	1,343,045
		3,707,767
	Total Common Stocks — 99.9%	545,835,407
	(Cost $505,301,718)

	Money Market Funds — 1.2%
5,813,193	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	5,813,193
912,535	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	912,535
	Total Money Market Funds — 1.2%	6,725,728
	(Cost $6,725,728)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
$37,386	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $37,387. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $38,588. (d)	37,386

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$14,622,427	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $14,623,097. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $14,985,592. (d)	$14,622,427
	Total Repurchase Agreements — 2.7%	14,659,813
	(Cost $14,659,813)

	Total Investments — 103.8%	567,220,948
	(Cost $526,687,259) (e)
	Net Other Assets and Liabilities — (3.8)%	(20,879,346)
	Net Assets — 100.0%	$546,341,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $19,757,805 and the total value of the collateral held by the Fund is $20,473,006.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,393,737 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,860,048. The net unrealized appreciation was $40,533,689.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$545,835,407	$—	$—
Money Market Funds	6,725,728	—	—
Repurchase Agreements	—	14,659,813	—
Total Investments	$552,561,135	$14,659,813	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2018 (Unaudited)

L

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.2%
8,855	L3 Technologies, Inc.	$1,734,517

	Air Freight & Logistics — 0.7%
19,653	C.H. Robinson Worldwide, Inc.	1,808,666
29,094	Expeditors International of Washington, Inc.	1,857,943
36,145	United Parcel Service, Inc., Class B	4,102,457
		7,769,066

	Airlines — 2.7%
72,805	American Airlines Group, Inc.	3,125,519
138,038	Delta Air Lines, Inc.	7,208,344
165,107	Southwest Airlines Co.	8,722,603
136,136	United Continental Holdings, Inc. (a)	9,194,625
		28,251,091

	Auto Components — 1.1%
75,312	BorgWarner, Inc.	3,685,769
40,657	Lear Corp.	7,601,640
		11,287,409

	Automobiles — 1.6%
853,551	Ford Motor Co.	9,593,913
208,197	General Motors Co.	7,649,158
		17,243,071

	Banks — 5.8%
126,140	Bank of America Corp.	3,774,109
72,693	BB&T Corp.	3,838,190
180,226	Citizens Financial Group, Inc.	7,477,577
238,296	Fifth Third Bancorp	7,904,278
365,900	Huntington Bancshares, Inc.	5,455,569
34,400	JPMorgan Chase & Co.	3,742,032
193,501	KeyCorp	3,854,540
36,531	PNC Financial Services Group (The), Inc.	5,319,279
297,368	Regions Financial Corp.	5,560,781
81,202	SunTrust Banks, Inc.	5,424,294
74,909	U.S. Bancorp	3,779,159
105,421	Wells Fargo & Co.	5,477,675
		61,607,483

	Biotechnology — 0.2%
24,429	Gilead Sciences, Inc.	1,764,507

	Building Products — 0.6%
64,237	Fortune Brands Home & Security, Inc.	3,513,121
47,051	Owens Corning	3,081,370
		6,594,491

	Capital Markets — 3.2%
29,144	Affiliated Managers Group, Inc.	4,804,680

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
107,221	Bank of New York Mellon (The) Corp.	$5,844,617
109,082	Franklin Resources, Inc.	3,669,518
7,313	Goldman Sachs Group (The), Inc.	1,742,907
236,361	Invesco Ltd.	6,847,378
70,106	Morgan Stanley	3,618,872
43,875	Nasdaq, Inc.	3,875,040
37,932	State Street Corp.	3,784,855
		34,187,867

	Chemicals — 2.7%
146,437	CF Industries Holdings, Inc.	5,681,756
28,908	DowDuPont, Inc.	1,828,142
71,660	Eastman Chemical Co.	7,315,053
71,592	LyondellBasell Industries N.V., Class A	7,569,422
75,852	Mosaic (The) Co.	2,044,211
33,897	PPG Industries, Inc.	3,589,014
		28,027,598

	Commercial Services & Supplies — 0.5%
83,423	Republic Services, Inc.	5,395,800

	Communications Equipment — 0.4%
155,485	Juniper Networks, Inc.	3,823,376

	Construction & Engineering — 0.3%
63,955	Jacobs Engineering Group, Inc.	3,715,146

	Consumer Finance — 1.9%
278,670	Ally Financial, Inc.	7,273,287
57,660	Capital One Financial Corp.	5,225,149
52,592	Discover Financial Services	3,747,180
112,822	Synchrony Financial	3,742,306
		19,987,922

	Containers & Packaging — 0.7%
141,604	International Paper Co.	7,301,102

	Distributors — 0.5%
20,500	Genuine Parts Co.	1,810,560
99,682	LKQ Corp. (a)	3,092,136
		4,902,696

	Diversified Financial Services — 0.9%
47,409	Berkshire Hathaway, Inc., Class B (a)	9,184,546

	Diversified Telecommunication Services — 2.6%
265,283	AT&T, Inc.	8,674,754
575,614	CenturyLink, Inc.	10,694,908

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
158,214	Verizon Communications, Inc.	$7,807,861
		27,177,523

	Electric Utilities — 6.4%
110,307	American Electric Power Co., Inc.	7,719,284
97,662	Duke Energy Corp.	7,828,586
86,789	Edison International	5,686,415
70,133	Entergy Corp.	5,722,152
93,772	Eversource Energy	5,649,763
242,433	Exelon Corp.	9,619,741
215,280	PG&E Corp.	9,924,408
195,302	PPL Corp.	5,683,288
84,706	Southern (The) Co.	3,906,641
121,485	Xcel Energy, Inc.	5,690,357
		67,430,635

	Electrical Equipment — 1.0%
118,349	Eaton Corp. PLC	8,879,726
26,964	Emerson Electric Co.	1,790,679
		10,670,405

	Electronic Equipment, Instruments & Components — 0.3%
26,193	CDW Corp.	1,867,299
18,435	TE Connectivity Ltd.	1,691,411
		3,558,710

	Equity Real Estate Investment Trusts — 2.4%
162,847	HCP, Inc.	3,804,106
405,896	Host Hotels & Resorts, Inc.	7,939,326
60,556	Mid-America Apartment Communities, Inc.	5,538,452
111,549	Ventas, Inc.	5,735,849
33,836	Welltower, Inc.	1,808,196
		24,825,929

	Food & Staples Retailing — 1.5%
316,035	Kroger (The) Co.	7,960,922
84,389	Walgreens Boots Alliance, Inc.	5,607,649
20,700	Walmart, Inc.	1,831,122
		15,399,693

	Food Products — 6.0%
174,450	Archer-Daniels-Midland Co.	7,916,541
24,908	Bunge Ltd.	1,799,105
127,570	Campbell Soup Co.	5,202,305
102,575	Conagra Brands, Inc.	3,802,455
122,616	General Mills, Inc.	5,363,224
110,226	Hormel Foods Corp. (b)	3,995,692
42,857	Ingredion, Inc.	5,189,554
76,263	J.M. Smucker (The) Co.	8,700,083
28,329	Kellogg Co.	1,668,578
151,826	Kraft Heinz (The) Co.	8,559,950

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
44,133	Mondelez International, Inc., Class A	$1,743,253
129,217	Tyson Foods, Inc., Class A	9,058,112
		62,998,852

	Health Care Equipment & Supplies — 0.3%
18,810	Danaher Corp.	1,887,019
22,958	Medtronic PLC	1,839,625
		3,726,644

	Health Care Providers & Services — 6.0%
25,148	Anthem, Inc.	5,934,677
150,883	Cardinal Health, Inc.	9,682,162
10,979	Cigna Corp.	1,886,412
152,023	CVS Health Corp.	10,615,766
83,789	DaVita, Inc. (a)	5,261,111
27,402	Henry Schein, Inc. (a)	2,082,552
14,072	Humana, Inc.	4,139,701
67,136	McKesson Corp.	10,487,315
55,085	Quest Diagnostics, Inc.	5,574,602
63,896	Universal Health Services, Inc., Class B	7,296,923
		62,961,221

	Hotels, Restaurants & Leisure — 2.4%
95,625	Aramark	3,575,419
115,368	Carnival Corp.	7,275,106
216,046	MGM Resorts International	6,788,165
142,833	Norwegian Cruise Line Holdings Ltd. (a)	7,637,281
		25,275,971

	Household Durables — 2.5%
93,757	Garmin Ltd.	5,500,723
31,248	Lennar Corp., Class A	1,652,707
32,580	Mohawk Industries, Inc. (a)	6,837,890
371,168	Newell Brands, Inc.	10,255,372
12,028	Whirlpool Corp.	1,863,739
		26,110,431

	Household Products — 0.2%
23,230	Procter & Gamble (The) Co.	1,680,458

	Insurance — 10.7%
216,117	Aflac, Inc.	9,848,452
79,809	Allstate (The) Corp.	7,806,916
44,198	Arch Capital Group Ltd. (a)	3,541,586
26,796	Arthur J. Gallagher & Co.	1,875,452
40,397	Chubb Ltd.	5,480,661
101,884	Cincinnati Financial Corp.	7,166,520
111,956	CNA Financial Corp.	5,649,300
138,058	FNF Group	5,084,676
103,556	Lincoln National Corp.	7,315,196

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
111,102	Loews Corp.	$5,828,411
120,398	MetLife, Inc.	5,739,373
124,215	Principal Financial Group, Inc.	7,356,012
91,332	Prudential Financial, Inc.	9,710,418
61,411	Reinsurance Group of America, Inc.	9,174,803
112,359	Torchmark Corp.	9,746,020
27,243	Travelers (The) Cos., Inc.	3,585,179
158,914	Unum Group	7,688,259
		112,597,234

	Internet & Direct Marketing Retail — 0.8%
375,737	Qurate Retail, Inc. QVC Group, (a)	8,796,003

	IT Services — 0.2%
28,160	Leidos Holdings, Inc.	1,808,717

	Leisure Products — 0.2%
21,846	Hasbro, Inc.	1,924,414

	Machinery — 1.9%
38,513	Dover Corp.	3,570,155
44,239	Ingersoll-Rand PLC	3,711,210
114,339	PACCAR, Inc.	7,279,964
37,448	Snap-on, Inc.	5,439,322
		20,000,651

	Media — 3.9%
276,773	Comcast Corp., Class A	8,687,904
249,598	DISH Network Corp., Class A (a)	8,374,013
110,367	Liberty Broadband Corp., Class C (a)	7,823,917
25,342	Omnicom Group, Inc.	1,866,692
304,487	Viacom, Inc., Class B	9,183,328
55,009	Walt Disney (The) Co.	5,519,053
		41,454,907

	Metals & Mining — 1.9%
314,462	Freeport-McMoRan, Inc.	4,782,967
123,849	Nucor Corp.	7,631,575
171,096	Steel Dynamics, Inc.	7,666,812
		20,081,354

	Multiline Retail — 2.1%
59,060	Dollar General Corp.	5,701,062
144,365	Kohl’s Corp.	8,967,954
108,971	Target Corp.	7,911,294
		22,580,310

	Multi-Utilities — 4.5%
97,563	Ameren Corp.	5,719,143
345,159	CenterPoint Energy, Inc.	8,742,878
83,527	CMS Energy Corp.	3,941,639
97,073	Consolidated Edison, Inc.	7,778,460

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
72,470	DTE Energy Co.	$7,638,338
150,596	Public Service Enterprise Group, Inc.	7,853,581
88,119	WEC Energy Group, Inc.	5,664,289
		47,338,328

	Oil, Gas & Consumable Fuels — 10.1%
30,487	Anadarko Petroleum Corp.	2,052,385
94,046	Andeavor	13,008,443
245,773	Apache Corp.	10,064,404
82,930	Chevron Corp.	10,375,372
31,062	ConocoPhillips	2,034,561
297,493	Devon Energy Corp.	10,807,920
126,757	Exxon Mobil Corp.	9,855,357
251,190	Kinder Morgan, Inc.	3,973,826
129,358	Marathon Petroleum Corp.	9,690,208
98,596	Phillips 66	10,974,721
85,976	Targa Resources Corp.	4,038,293
101,944	Valero Energy Corp.	11,308,648
304,339	Williams (The) Cos., Inc.	7,830,642
		106,014,780

	Pharmaceuticals — 0.8%
10,944	Allergan PLC	1,681,546
183,771	Mylan N.V. (a)	7,122,964
		8,804,510

	Real Estate Management & Development — 0.2%
39,002	CBRE Group, Inc., Class A (a)	1,767,181

	Road & Rail — 0.9%
69,652	Norfolk Southern Corp.	9,992,972

	Semiconductors & Semiconductor Equipment — 0.7%
72,638	Intel Corp.	3,749,573
37,731	Skyworks Solutions, Inc.	3,273,542
		7,023,115

	Software — 0.7%
54,328	CA, Inc.	1,890,614
213,735	Symantec Corp.	5,939,696
		7,830,310

	Specialty Retail — 2.4%
5,831	AutoZone, Inc. (a)	3,641,576
26,313	Best Buy Co., Inc.	2,013,734
29,732	CarMax, Inc. (a)	1,858,250
242,496	Gap (The), Inc.	7,090,583
198,008	L Brands, Inc.	6,912,459
7,445	O’Reilly Automotive, Inc. (a)	1,906,441
22,580	TJX (The) Cos., Inc.	1,915,913
		25,338,956

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 1.6%
539,189	Hewlett Packard Enterprise Co.	$9,193,173
252,057	HP, Inc.	5,416,705
31,471	Seagate Technology PLC	1,821,856
		16,431,734

	Textiles, Apparel & Luxury Goods — 0.4%
24,981	PVH Corp.	3,988,716

	Trading Companies & Distributors — 0.2%
6,525	W.W. Grainger, Inc.	1,835,809
	Total Common Stocks — 99.8%	1,050,204,161
	(Cost $998,213,415)

	Money Market Funds — 0.2%
382,455	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	382,455
1,713,909	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	1,713,909
	Total Money Market Funds — 0.2%	2,096,364
	(Cost $2,096,364)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$2,460	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $2,460. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $2,539. (d)	2,460
962,023	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $962,067. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $985,916. (d)	962,023
	Total Repurchase Agreements — 0.1%	964,483
	(Cost $964,483)

Description	Value

Total Investments — 100.1%	$1,053,265,008
(Cost $1,001,274,262) (e)
Net Other Assets and Liabilities — (0.1)%	(1,089,400)
Net Assets — 100.0%	$1,052,175,608

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,312,540 and the total value of the collateral held by the Fund is $1,346,938.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $82,745,813 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,755,067. The net unrealized appreciation was $51,990,746.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,050,204,161	$—	$—
Money Market Funds	2,096,364	—	—
Repurchase Agreements	—	964,483	—
Total Investments	$1,052,300,525	$964,483	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 4.4%
21,802	Boeing (The) Co.	$7,272,275
35,452	Harris Corp.	5,545,402
12,359	Lockheed Martin Corp.	3,965,262
16,379	Northrop Grumman Corp.	5,274,693
26,492	Raytheon Co.	5,429,270
18,630	TransDigm Group, Inc.	5,972,219
11,061	United Technologies Corp.	1,328,979
		34,788,100

	Air Freight & Logistics — 1.4%
17,391	FedEx Corp.	4,299,055
70,204	XPO Logistics, Inc. (a)	6,821,021
		11,120,076

	Banks — 2.3%
59,604	Comerica, Inc.	5,637,346
15,028	First Republic Bank	1,395,650
23,826	SVB Financial Group (a)	7,138,508
79,188	Zions Bancorporation	4,335,543
		18,507,047

	Beverages — 0.9%
52,555	Brown-Forman Corp., Class B	2,945,182
12,542	Constellation Brands, Inc., Class A	2,923,917
18,476	Molson Coors Brewing Co., Class B	1,316,230
		7,185,329

	Biotechnology — 1.9%
30,204	AbbVie, Inc.	2,916,196
24,003	Alnylam Pharmaceuticals, Inc. (a)	2,269,004
33,485	Bluebird Bio, Inc. (a)	5,697,473
25,621	Vertex Pharmaceuticals, Inc. (a)	3,924,112
		14,806,785

	Building Products — 0.8%
65,666	A.O. Smith Corp.	4,028,609
39,499	Johnson Controls International PLC	1,337,831
34,417	Masco Corp.	1,303,372
		6,669,812

	Capital Markets — 7.4%
10,553	BlackRock, Inc.	5,503,389
36,597	Cboe Global Markets, Inc.	3,907,828
79,961	Charles Schwab (The) Corp.	4,452,228
17,676	CME Group, Inc.	2,787,152
128,992	E*TRADE Financial Corp. (a)	7,827,235
35,447	Moody’s Corp.	5,749,503
38,256	MSCI, Inc.	5,731,896
27,720	Northern Trust Corp.	2,959,110
21,856	S&P Global, Inc.	4,122,042
55,743	SEI Investments Co.	3,524,630
52,960	T. Rowe Price Group, Inc.	6,027,907

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
96,540	TD Ameritrade Holding Corp.	$5,608,009
		58,200,929

	Chemicals — 1.7%
13,891	Celanese Corp., Series A	1,509,535
10,155	Ecolab, Inc.	1,470,139
10,650	Sherwin-Williams (The) Co.	3,915,579
64,303	Westlake Chemical Corp.	6,878,492
		13,773,745

	Commercial Services & Supplies — 2.3%
41,899	Cintas Corp.	7,135,400
140,340	Copart, Inc. (a)	7,168,567
56,025	Rollins, Inc.	2,718,333
16,544	Waste Management, Inc.	1,344,862
		18,367,162

	Communications Equipment — 2.6%
27,994	Arista Networks, Inc. (a)	7,405,813
54,302	Motorola Solutions, Inc.	5,963,989
39,375	Palo Alto Networks, Inc. (a)	7,580,081
		20,949,883

	Containers & Packaging — 1.4%
39,301	Avery Dennison Corp.	4,119,138
25,368	Packaging Corp. of America	2,934,824
65,069	WestRock Co.	3,849,482
		10,903,444

	Electric Utilities — 0.7%
84,065	FirstEnergy Corp.	2,891,836
17,503	NextEra Energy, Inc.	2,868,917
		5,760,753

	Electrical Equipment — 0.5%
54,965	AMETEK, Inc.	3,836,557

	Electronic Equipment, Instruments & Components — 1.0%
16,161	Amphenol Corp., Class A	1,352,837
30,626	IPG Photonics Corp. (a)	6,524,257
		7,877,094

	Equity Real Estate Investment Trusts — 0.7%
9,574	American Tower Corp.	1,305,510
15,932	Extra Space Storage, Inc.	1,427,348
16,726	SBA Communications Corp. (a)	2,680,007
		5,412,865

	Food Products — 0.4%
26,873	McCormick & Co., Inc.	2,832,683

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 5.8%
24,564	ABIOMED, Inc. (a)	$7,392,536
28,460	Align Technology, Inc. (a)	7,110,731
21,401	Baxter International, Inc.	1,487,369
50,949	Boston Scientific Corp. (a)	1,463,255
6,081	Cooper (The) Cos., Inc.	1,390,785
40,985	Edwards Lifesciences Corp. (a)	5,219,850
21,819	IDEXX Laboratories, Inc. (a)	4,243,577
13,852	Intuitive Surgical, Inc. (a)	6,105,685
58,067	ResMed, Inc.	5,495,461
17,765	Stryker Corp.	3,009,746
11,212	Teleflex, Inc.	3,003,471
		45,922,466

	Health Care Providers & Services — 2.6%
66,882	Centene Corp. (a)	7,262,048
58,949	HCA Healthcare, Inc.	5,643,777
17,675	Laboratory Corp. of America Holdings (a)	3,018,006
19,510	UnitedHealth Group, Inc.	4,612,164
		20,535,995

	Hotels, Restaurants & Leisure — 4.7%
16,329	Darden Restaurants, Inc.	1,516,311
36,301	Hilton Worldwide Holdings, Inc.	2,861,971
58,074	Las Vegas Sands Corp.	4,258,566
52,562	Marriott International, Inc., Class A	7,184,174
11,820	Royal Caribbean Cruises Ltd.	1,278,806
24,046	Starbucks Corp.	1,384,328
36,493	Wyndham Worldwide Corp.	4,167,866
39,192	Wynn Resorts Ltd.	7,297,158
100,617	Yum China Holdings, Inc.	4,302,383
33,585	Yum! Brands, Inc.	2,925,254
		37,176,817

	Household Durables — 0.7%
95,249	D.R. Horton, Inc.	4,204,291
497	NVR, Inc. (a)	1,540,700
		5,744,991

	Household Products — 0.2%
27,638	Church & Dwight Co., Inc.	1,276,876

	Industrial Conglomerates — 0.7%
20,372	Roper Technologies, Inc.	5,382,079

	Insurance — 0.9%
117,305	Progressive (The) Corp.	7,072,318

	Internet & Direct Marketing Retail — 2.5%
4,940	Amazon.com, Inc. (a)	7,736,682
2,007	Booking Holdings, Inc. (a)	4,371,246

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
24,199	Netflix, Inc. (a)	$7,561,220
		19,669,148

	Internet Software & Services — 2.9%
2,757	Alphabet, Inc., Class A (a)	2,808,225
103,769	eBay, Inc. (a)	3,930,770
45,708	IAC/InterActiveCorp (a)	7,411,095
197,105	Twitter, Inc. (a)	5,974,253
24,115	VeriSign, Inc. (a)	2,831,583
		22,955,926

	IT Services — 9.4%
27,202	Accenture PLC, Class A	4,112,942
65,162	Broadridge Financial Solutions, Inc.	6,986,018
71,030	Cognizant Technology Solutions Corp., Class A	5,811,675
71,100	DXC Technology Co.	7,327,566
14,453	Fidelity National Information Services, Inc.	1,372,601
40,092	Fiserv, Inc. (a)	2,840,919
28,235	FleetCor Technologies, Inc. (a)	5,852,551
51,273	Global Payments, Inc.	5,796,413
32,643	Mastercard, Inc., Class A	5,819,268
75,367	PayPal Holdings, Inc. (a)	5,623,132
145,271	Square, Inc., Class A (a)	6,877,129
82,860	Total System Services, Inc.	6,965,212
34,906	Visa, Inc., Class A	4,428,873
50,774	Worldpay, Inc., Class A (a)	4,123,864
		73,938,163

	Life Sciences Tools & Services — 2.0%
20,807	Agilent Technologies, Inc.	1,367,852
17,662	Illumina, Inc. (a)	4,255,306
58,280	IQVIA Holdings, Inc. (a)	5,580,893
20,223	Thermo Fisher Scientific, Inc.	4,253,908
		15,457,959

	Machinery — 2.8%
36,815	Deere & Co.	4,982,174
53,863	Fortive Corp.	3,787,107
29,302	IDEX Corp.	3,916,505
8,886	Illinois Tool Works, Inc.	1,261,990
9,083	Stanley Black & Decker, Inc.	1,286,062
92,920	Xylem, Inc.	6,773,868
		22,007,706

	Media — 1.4%
4,472	Charter Communications, Inc., Class A (a)	1,213,209
669,166	Sirius XM Holdings, Inc. (b)	4,235,821

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
157,215	Twenty-First Century Fox, Inc., Class B	$5,670,745
		11,119,775

	Multiline Retail — 0.4%
30,127	Dollar Tree, Inc. (a)	2,888,878

	Oil, Gas & Consumable Fuels — 4.1%
106,979	Cheniere Energy, Inc. (a)	6,221,899
19,016	Concho Resources, Inc. (a)	2,989,505
121,246	Continental Resources, Inc. (a)	8,009,511
33,006	Diamondback Energy, Inc. (a)	4,239,621
27,158	EOG Resources, Inc.	3,209,261
45,934	Noble Energy, Inc.	1,553,947
21,426	Occidental Petroleum Corp.	1,655,373
24,452	ONEOK, Inc.	1,472,499
16,644	Pioneer Natural Resources Co.	3,354,598
		32,706,214

	Personal Products — 1.2%
156,226	Coty, Inc., Class A	2,710,521
47,740	Estee Lauder (The) Cos., Inc., Class A	7,069,817
		9,780,338

	Pharmaceuticals — 1.7%
22,004	Bristol-Myers Squibb Co.	1,147,068
67,263	Nektar Therapeutics (a)	5,627,223
16,701	Perrigo Co. PLC	1,305,016
68,471	Zoetis, Inc.	5,715,959
		13,795,266

	Professional Services — 1.9%
11,512	CoStar Group, Inc. (a)	4,220,990
100,701	TransUnion (a)	6,536,502
40,149	Verisk Analytics, Inc. (a)	4,273,861
		15,031,353

	Road & Rail — 2.6%
24,982	CSX Corp.	1,483,681
35,643	J.B. Hunt Transport Services, Inc.	4,185,557
38,013	Kansas City Southern	4,053,326
48,630	Old Dominion Freight Line, Inc.	6,509,612
31,063	Union Pacific Corp.	4,150,949
		20,383,125

	Semiconductors & Semiconductor Equipment — 6.5%
138,494	Advanced Micro Devices, Inc. (a)	1,506,815
31,373	Analog Devices, Inc.	2,740,431
102,823	Applied Materials, Inc.	5,107,218
12,767	KLA-Tencor Corp.	1,298,915
28,145	Lam Research Corp.	5,208,514
136,143	Marvell Technology Group Ltd.	2,731,029
118,691	Maxim Integrated Products, Inc.	6,468,659

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
31,295	Microchip Technology, Inc.	$2,618,140
137,084	Micron Technology, Inc. (a)	6,303,122
30,863	NVIDIA Corp.	6,941,089
292,212	ON Semiconductor Corp. (a)	6,452,041
27,522	Texas Instruments, Inc.	2,791,556
19,266	Xilinx, Inc.	1,237,648
		51,405,177

	Software — 10.3%
20,633	Activision Blizzard, Inc.	1,369,000
33,079	Adobe Systems, Inc. (a)	7,330,306
26,649	ANSYS, Inc. (a)	4,308,077
22,764	Autodesk, Inc. (a)	2,865,988
14,997	Citrix Systems, Inc. (a)	1,543,341
39,053	Dell Technologies, Inc., Class V (a)	2,802,834
23,583	Electronic Arts, Inc. (a)	2,782,322
32,983	Intuit, Inc.	6,094,929
62,651	Microsoft Corp.	5,859,122
47,806	Red Hat, Inc. (a)	7,795,246
49,163	salesforce.com, Inc. (a)	5,948,231
43,198	ServiceNow, Inc. (a)	7,176,916
87,703	Snap, Inc., Class A (a) (b)	1,256,784
72,645	Splunk, Inc. (a)	7,457,009
133,247	SS&C Technologies Holdings, Inc.	6,615,714
16,720	Synopsys, Inc. (a)	1,429,727
23,577	VMware, Inc., Class A (a)	3,141,871
44,986	Workday, Inc., Class A (a)	5,616,052
		81,393,469

	Specialty Retail — 1.5%
16,038	Home Depot (The), Inc.	2,963,822
32,582	Lowe’s Cos., Inc.	2,685,734
53,547	Ross Stores, Inc.	4,329,275
6,812	Ulta Beauty, Inc. (a)	1,709,199
		11,688,030

	Technology Hardware, Storage & Peripherals — 1.3%
17,038	Apple, Inc.	2,815,700
115,859	NetApp, Inc.	7,713,892
		10,529,592

	Textiles, Apparel & Luxury Goods — 0.5%
62,846	NIKE, Inc., Class B	4,298,038

	Trading Companies & Distributors — 1.0%
52,370	Fastenal Co.	2,617,976
33,103	United Rentals, Inc. (a)	4,965,450
		7,583,426
	Total Common Stocks — 100.0%	790,735,389
	(Cost $689,117,758)

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.1%
1,201,383	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	$1,201,383
	(Cost $1,201,383)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$7,726	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $7,727. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $7,975. (d)	7,726
3,021,941	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $3,022,080. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $3,096,995. (d)	3,021,941
	Total Repurchase Agreements — 0.4%	3,029,667
	(Cost $3,029,667)

	Total Investments — 100.5%	794,966,439
	(Cost $693,348,808) (e)
	Net Other Assets and Liabilities — (0.5)%	(4,210,610)
	Net Assets — 100.0%	$790,755,829

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,118,343 and the total value of the collateral held by the Fund is $4,231,050.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $107,212,490 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,594,859. The net unrealized appreciation was $101,617,631.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$790,735,389	$—	$—
Money Market Funds	1,201,383	—	—
Repurchase Agreements	—	3,029,667	—
Total Investments	$791,936,772	$3,029,667	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.2%
528	AAR Corp.	$22,862
956	Esterline Technologies Corp. (a)	68,689
391	L3 Technologies, Inc.	76,589
499	Moog, Inc., Class A (a)	40,903
		209,043

	Air Freight & Logistics — 0.7%
1,965	Atlas Air Worldwide Holdings, Inc. (a)	124,581
867	C.H. Robinson Worldwide, Inc.	79,790
1,284	Expeditors International of Washington, Inc.	81,996
1,323	Forward Air Corp.	71,429
2,839	Hub Group, Inc., Class A (a)	124,774
1,595	United Parcel Service, Inc., Class B	181,033
		663,603

	Airlines — 2.4%
3,323	Alaska Air Group, Inc.	215,762
405	Allegiant Travel Co.	64,901
3,213	American Airlines Group, Inc.	137,934
6,093	Delta Air Lines, Inc.	318,177
3,070	Hawaiian Holdings, Inc.	126,484
10,135	JetBlue Airways Corp. (a)	194,491
3,786	SkyWest, Inc.	215,423
7,288	Southwest Airlines Co.	385,025
5,451	Spirit Airlines, Inc. (a)	194,710
6,009	United Continental Holdings, Inc. (a)	405,848
		2,258,755

	Auto Components — 1.6%
3,446	Adient PLC	211,205
7,806	American Axle & Manufacturing Holdings, Inc. (a)	119,744
3,324	BorgWarner, Inc.	162,677
3,244	Cooper Tire & Rubber Co.	79,316
569	Cooper-Standard Holdings, Inc. (a)	70,442
718	Dorman Products, Inc. (a)	46,139
5,368	Gentex Corp.	122,068
687	Gentherm, Inc. (a)	23,221
6,199	Goodyear Tire & Rubber (The) Co.	155,657
1,794	Lear Corp.	335,424
490	Standard Motor Products, Inc.	22,221
2,252	Tenneco, Inc.	100,642
374	Visteon Corp. (a)	46,541
		1,495,297

	Automobiles — 0.9%
37,675	Ford Motor Co.	423,467
9,190	General Motors Co.	337,640
1,921	Harley-Davidson, Inc.	79,011
		840,118

	Banks — 5.5%
460	1st Source Corp.	23,920

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,657	Associated Banc-Corp.	$43,828
1,208	Banc of California, Inc.	23,194
1,295	BancorpSouth Bank	42,800
5,567	Bank of America Corp.	166,565
4,121	BankUnited, Inc.	163,233
421	Banner Corp.	24,165
3,209	BB&T Corp.	169,435
614	Berkshire Hills Bancorp, Inc.	23,301
1,031	Cathay General Bancorp	41,250
2,399	CIT Group, Inc.	127,027
7,955	Citizens Financial Group, Inc.	330,053
982	Columbia Banking System, Inc.	39,486
887	Community Bank System, Inc.	49,894
2,399	Customers Bancorp, Inc. (a)	69,139
6,125	F.N.B. Corp.	79,625
10,519	Fifth Third Bancorp	348,915
11,618	First BanCorp (a)	83,882
199	First Citizens BancShares, Inc., Class A	86,026
795	First Financial Bancorp	24,605
1,480	First Hawaiian, Inc.	40,774
590	First Interstate BancSystem, Inc., Class A	23,895
948	First Midwest Bancorp, Inc.	23,046
2,321	Fulton Financial Corp.	39,225
1,180	Great Western Bancorp, Inc.	48,545
797	Hancock Holding Co.	38,933
758	Hanmi Financial Corp.	20,921
439	Heartland Financial USA, Inc.	23,552
2,025	Hilltop Holdings, Inc.	45,400
2,612	Hope Bancorp, Inc.	45,161
16,151	Huntington Bancshares, Inc.	240,811
528	IBERIABANK Corp.	39,574
1,222	International Bancshares Corp.	48,636
1,518	JPMorgan Chase & Co.	165,128
8,541	KeyCorp	170,137
4,070	MB Financial, Inc.	173,463
657	NBT Bancorp, Inc.	24,007
1,379	Old National Bancorp	23,719
1,663	PacWest Bancorp	85,212
4,414	People’s United Financial, Inc.	80,732
1,613	PNC Financial Services Group (The), Inc.	234,869
990	Popular, Inc.	45,827
1,135	Prosperity Bancshares, Inc.	81,459
13,126	Regions Financial Corp.	245,456
548	Renasant Corp.	24,786
584	S&T Bancorp, Inc.	24,925
820	Simmons First National Corp., Class A	24,764
671	Southside Bancshares, Inc.	23,371
3,585	SunTrust Banks, Inc.	239,478
5,417	TCF Financial Corp.	134,504
815	TowneBank	24,369

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,525	Trustmark Corp.	$47,748
3,307	U.S. Bancorp	166,838
1,138	UMB Financial Corp.	87,148
3,848	Umpqua Holdings Corp.	90,659
1,169	United Bankshares, Inc.	39,688
4,653	Wells Fargo & Co.	241,770
551	WesBanco, Inc.	24,134
		5,163,007

	Beverages — 0.1%
252	Boston Beer (The) Co., Inc., Class A (a)	56,486

	Biotechnology — 0.3%
1,078	Gilead Sciences, Inc.	77,864
1,466	United Therapeutics Corp. (a)	161,421
		239,285

	Building Products — 0.6%
2,193	Apogee Enterprises, Inc.	90,154
2,836	Fortune Brands Home & Security, Inc.	155,101
2,066	Gibraltar Industries, Inc. (a)	72,620
2,604	Griffon Corp.	51,820
2,077	Owens Corning	136,023
2,156	Universal Forest Products, Inc.	68,733
		574,451

	Capital Markets — 2.1%
1,286	Affiliated Managers Group, Inc.	212,010
4,733	Bank of New York Mellon (The) Corp.	257,996
4,814	Franklin Resources, Inc.	161,943
323	Goldman Sachs Group (The), Inc.	76,981
10,433	Invesco Ltd.	302,244
5,066	Legg Mason, Inc.	201,120
3,094	Morgan Stanley	159,712
1,937	Nasdaq, Inc.	171,076
1,675	State Street Corp.	167,131
696	Stifel Financial Corp.	40,563
6,652	TPG Specialty Lending, Inc. (b)	120,135
4,703	Waddell & Reed Financial, Inc., Class A	95,189
		1,966,100

	Chemicals — 2.0%
590	Ashland Global Holdings, Inc.	39,046
6,464	CF Industries Holdings, Inc.	250,803
1,276	DowDuPont, Inc.	80,694
3,163	Eastman Chemical Co.	322,879
469	H.B. Fuller Co.	23,201
693	Innospec, Inc.	50,381
3,160	LyondellBasell Industries N.V., Class A	334,107
1,419	Minerals Technologies, Inc.	97,982
3,349	Mosaic (The) Co.	90,256
103	NewMarket Corp.	39,094

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,937	PolyOne Corp.	$81,063
1,496	PPG Industries, Inc.	158,397
1,728	RPM International, Inc.	83,462
841	Stepan Co.	59,139
2,225	Trinseo S.A.	162,314
		1,872,818

	Commercial Services & Supplies — 1.4%
2,089	ABM Industries, Inc.	65,031
7,573	ACCO Brands Corp.	91,255
2,532	Clean Harbors, Inc. (a)	115,966
1,608	Covanta Holding Corp.	23,959
1,670	Deluxe Corp.	114,462
2,189	Herman Miller, Inc.	67,202
1,938	HNI Corp.	64,710
925	Interface, Inc.	20,350
3,464	Knoll, Inc.	66,058
1,382	Matthews International Corp., Class A	67,925
1,059	Multi-Color Corp.	68,782
4,364	Pitney Bowes, Inc.	44,600
3,683	Republic Services, Inc.	238,216
5,143	Steelcase, Inc., Class A	68,145
294	UniFirst Corp.	47,216
892	US Ecology, Inc.	47,544
1,334	Viad Corp.	67,701
		1,279,122

	Communications Equipment — 0.9%
7,951	Ciena Corp. (a)	204,738
3,902	EchoStar Corp., Class A (a)	205,011
6,012	Finisar Corp. (a)	93,667
950	InterDigital, Inc.	70,728
6,863	Juniper Networks, Inc.	168,761
3,607	NetScout Systems, Inc. (a)	97,930
		840,835

	Construction & Engineering — 1.1%
4,624	AECOM (a)	159,250
565	Comfort Systems USA, Inc.	23,843
1,057	EMCOR Group, Inc.	77,785
418	Granite Construction, Inc.	21,895
2,823	Jacobs Engineering Group, Inc.	163,988
12,720	KBR, Inc.	212,297
2,800	Primoris Services Corp.	71,652
4,796	Quanta Services, Inc. (a)	155,870
5,389	Tutor Perini Corp. (a)	111,283
		997,863

	Consumer Finance — 1.8%
12,300	Ally Financial, Inc.	321,030
2,545	Capital One Financial Corp.	230,628
2,322	Discover Financial Services	165,442
1,051	Encore Capital Group, Inc. (a)	46,875
9,418	Navient Corp.	124,883

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
1,335	Nelnet, Inc., Class A	$70,501
5,503	OneMain Holdings, Inc. (a)	169,767
2,501	PRA Group, Inc. (a)	89,036
12,634	Santander Consumer USA Holdings, Inc.	233,097
4,980	Synchrony Financial	165,187
664	World Acceptance Corp. (a)	68,060
		1,684,506

	Containers & Packaging — 0.8%
8,049	Graphic Packaging Holding Co.	115,101
2,364	Greif, Inc., Class A	138,341
6,250	International Paper Co.	322,250
1,901	Owens-Illinois, Inc. (a)	38,647
4,437	Silgan Holdings, Inc.	124,547
849	Sonoco Products Co.	43,605
		782,491

	Distributors — 0.3%
2,235	Core-Mark Holding Co., Inc.	46,064
904	Genuine Parts Co.	79,841
4,400	LKQ Corp. (a)	136,488
		262,393

	Diversified Consumer Services — 0.3%
342	Graham Holdings Co., Class B	206,243
10,063	Houghton Mifflin Harcourt Co. (a)	68,429
		274,672

	Diversified Financial Services — 0.5%
2,092	Berkshire Hathaway, Inc., Class B (a)	405,283
1,812	Leucadia National Corp.	43,561
		448,844

	Diversified Telecommunication Services — 1.5%
11,710	AT&T, Inc.	382,917
1,594	ATN International, Inc.	84,482
25,408	CenturyLink, Inc.	472,081
10,561	Iridium Communications, Inc. (a)	125,676
6,984	Verizon Communications, Inc.	344,660
		1,409,816

	Electric Utilities — 4.3%
1,710	ALLETE, Inc.	130,661
2,016	Alliant Energy Corp.	86,587
4,869	American Electric Power Co., Inc.	340,733
4,311	Duke Energy Corp.	345,570
3,831	Edison International	251,007
1,372	El Paso Electric Co.	70,040
3,096	Entergy Corp.	252,603
4,139	Eversource Energy	249,375
10,701	Exelon Corp.	424,616
2,397	Hawaiian Electric Industries, Inc.	83,152

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
934	IDACORP, Inc.	$86,862
847	MGE Energy, Inc.	49,168
6,284	OGE Energy Corp.	206,555
1,097	Otter Tail Corp.	48,103
9,503	PG&E Corp.	438,088
1,548	Pinnacle West Capital Corp.	124,614
4,067	Portland General Electric Co.	172,766
8,620	PPL Corp.	250,842
3,739	Southern (The) Co.	172,443
5,362	Xcel Energy, Inc.	251,156
		4,034,941

	Electrical Equipment — 1.0%
592	Acuity Brands, Inc.	70,904
1,601	AZZ, Inc.	71,324
5,224	Eaton Corp. PLC	391,957
1,190	Emerson Electric Co.	79,028
1,234	Encore Wire Corp.	64,970
594	EnerSys	40,725
338	Hubbell, Inc.	35,105
2,246	Regal Beloit Corp.	159,915
		913,928

	Electronic Equipment, Instruments & Components — 1.5%
1,087	Anixter International, Inc. (a)	64,024
1,605	Arrow Electronics, Inc. (a)	119,958
3,945	Avnet, Inc.	154,762
1,195	Belden, Inc.	73,612
1,156	CDW Corp.	82,411
612	ePlus, Inc. (a)	48,868
3,029	Fabrinet (a)	85,448
2,721	Insight Enterprises, Inc. (a)	96,460
2,868	Jabil, Inc.	76,289
6,553	KEMET Corp. (a)	112,843
3,775	Knowles Corp. (a)	48,320
596	Methode Electronics, Inc.	23,780
1,043	SYNNEX Corp.	104,477
814	TE Connectivity Ltd.	74,685
1,451	Tech Data Corp. (a)	110,639
7,770	TTM Technologies, Inc. (a)	108,314
		1,384,890

	Energy Equipment & Services — 1.7%
4,602	C&J Energy Services, Inc. (a)	137,416
6,483	Diamond Offshore Drilling, Inc. (a) (b)	119,222
3,560	Exterran Corp. (a)	104,272
20,519	Helix Energy Solutions Group, Inc. (a)	158,407
3,094	Helmerich & Payne, Inc.	215,188
2,182	Mammoth Energy Services, Inc. (a)	70,871
19,509	McDermott International, Inc. (a)	128,759
10,006	Nabors Industries Ltd.	76,146
6,409	Oceaneering International, Inc.	136,127
9,409	Patterson-UTI Energy, Inc.	201,541

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
8,297	Superior Energy Services, Inc. (a)	$89,027
6,012	Unit Corp. (a)	136,352
		1,573,328

	Equity Real Estate Investment Trusts — 5.4%
948	Acadia Realty Trust	22,373
4,109	Alexander & Baldwin, Inc.	94,096
697	American Assets Trust, Inc.	23,398
1,067	American Campus Communities, Inc.	41,730
9,377	Apple Hospitality REIT, Inc.	168,692
10,803	Brixmor Property Group, Inc.	160,857
28,492	CBL & Associates Properties, Inc. (b)	119,097
4,963	Chatham Lodging Trust	94,545
2,515	Chesapeake Lodging Trust	74,293
1,139	Columbia Property Trust, Inc.	24,329
4,869	CoreCivic, Inc.	98,159
902	Corporate Office Properties Trust	24,814
14,235	Cousins Properties, Inc.	126,549
9,104	DiamondRock Hospitality Co.	100,599
2,974	EPR Properties	163,629
1,343	Equity Commonwealth (a)	41,620
4,065	Forest City Realty Trust, Inc., Class A	81,544
6,036	GEO Group (The), Inc.	135,810
5,630	Global Net Lease, Inc.	104,774
7,188	HCP, Inc.	167,912
6,502	Hospitality Properties Trust	161,770
17,916	Host Hotels & Resorts, Inc.	350,437
580	Kilroy Realty Corp.	41,569
11,441	Kimco Realty Corp.	166,009
6,240	Kite Realty Group Trust	91,853
5,679	LaSalle Hotel Properties	167,928
12,078	Lexington Realty Trust	97,107
2,073	Liberty Property Trust	86,693
4,186	Mack-Cali Realty Corp.	71,874
2,672	Mid-America Apartment Communities, Inc.	244,381
1,523	Omega Healthcare Investors, Inc.	39,567
6,593	Outfront Media, Inc.	123,619
7,690	Ramco-Gershenson Properties Trust	91,895
6,356	RLJ Lodging Trust	132,014
4,879	Select Income REIT	92,506
10,521	Senior Housing Properties Trust	163,812
425	SL Green Realty Corp.	41,539
10,616	Spirit Realty Capital, Inc.	85,459
8,729	Summit Hotel Properties, Inc.	126,396
8,118	Sunstone Hotel Investors, Inc.	126,641
1,060	Tanger Factory Outlet Centers, Inc.	23,267
4,924	Ventas, Inc.	253,192
17,753	VEREIT, Inc.	120,720
17,813	Washington Prime Group, Inc.	115,250
1,493	Welltower, Inc.	79,786

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,820	Xenia Hotels & Resorts, Inc.	$99,244
		5,063,348

	Food & Staples Retailing — 1.4%
2,872	Andersons (The), Inc.	93,771
1,501	Casey’s General Stores, Inc.	144,997
13,950	Kroger (The) Co.	351,401
2,760	Performance Food Group Co. (a)	89,562
279	PriceSmart, Inc.	24,440
2,767	United Natural Foods, Inc. (a)	124,570
3,771	US Foods Holding Corp. (a)	128,893
3,725	Walgreens Boots Alliance, Inc.	247,526
914	Walmart, Inc.	80,852
		1,286,012

	Food Products — 4.3%
7,701	Archer-Daniels-Midland Co.	349,471
1,100	Bunge Ltd.	79,453
5,630	Campbell Soup Co.	229,591
4,528	Conagra Brands, Inc.	167,853
11,904	Darling Ingredients, Inc. (a)	204,034
13,783	Dean Foods Co.	118,672
1,885	Flowers Foods, Inc.	42,620
2,101	Fresh Del Monte Produce, Inc.	103,264
5,412	General Mills, Inc.	236,721
1,284	Hain Celestial Group (The), Inc. (a)	37,403
4,865	Hormel Foods Corp.	176,356
8,033	Hostess Brands, Inc. (a)	112,864
1,891	Ingredion, Inc.	228,981
3,366	J.M. Smucker (The) Co.	383,993
1,250	Kellogg Co.	73,625
6,702	Kraft Heinz (The) Co.	377,859
669	Lancaster Colony Corp.	84,020
1,948	Mondelez International, Inc., Class A	76,946
6,694	Pilgrim’s Pride Corp. (a)	144,590
1,631	Post Holdings, Inc. (a)	129,779
1,730	Sanderson Farms, Inc.	192,307
1,614	Tootsie Roll Industries, Inc. (b)	46,080
5,703	Tyson Foods, Inc., Class A	399,780
		3,996,262

	Gas Utilities — 1.2%
1,467	Atmos Energy Corp.	127,468
3,202	National Fuel Gas Co.	164,423
3,081	New Jersey Resources Corp.	127,399
1,872	ONE Gas, Inc.	130,516
2,436	Southwest Gas Holdings, Inc.	177,804
2,279	Spire, Inc.	164,430
3,709	UGI Corp.	179,478
		1,071,518

	Health Care Equipment & Supplies — 0.3%
831	Danaher Corp.	83,366

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
1,032	Halyard Health, Inc. (a)	$48,886
1,013	Medtronic PLC	81,171
447	NuVasive, Inc. (a)	23,785
		237,208

	Health Care Providers & Services — 4.0%
4,205	Acadia Healthcare Co., Inc. (a)	149,614
1,110	Anthem, Inc.	261,949
6,660	Cardinal Health, Inc.	427,372
485	Cigna Corp.	83,333
6,711	CVS Health Corp.	468,629
3,698	DaVita, Inc. (a)	232,197
886	Ensign Group (The), Inc.	24,693
1,209	Henry Schein, Inc. (a)	91,884
621	Humana, Inc.	182,686
2,528	LifePoint Health, Inc. (a)	121,091
444	Magellan Health, Inc. (a)	37,229
2,963	McKesson Corp.	462,850
2,221	MEDNAX, Inc. (a)	101,966
1,992	National HealthCare Corp.	122,070
7,640	Owens & Minor, Inc.	124,150
9,264	Patterson Cos., Inc.	215,666
2,431	Quest Diagnostics, Inc.	246,017
2,755	Select Medical Holdings Corp. (a)	49,728
2,820	Universal Health Services, Inc., Class B	322,044
		3,725,168

	Health Care Technology — 0.1%
2,822	HMS Holdings Corp. (a)	50,824

	Hotels, Restaurants & Leisure — 1.6%
4,221	Aramark	157,823
1,957	Bloomin’ Brands, Inc.	46,303
5,092	Carnival Corp.	321,101
1,450	Cheesecake Factory (The), Inc. (b)	75,327
518	Cracker Barrel Old Country Store, Inc. (b)	85,258
2,156	International Speedway Corp., Class A	88,612
9,537	MGM Resorts International	299,653
6,305	Norwegian Cruise Line Holdings Ltd. (a)	337,128
830	Papa John’s International, Inc. (b)	51,460
		1,462,665

	Household Durables — 1.8%
4,138	Garmin Ltd.	242,777
2,335	La-Z-Boy, Inc.	67,248
1,857	Leggett & Platt, Inc.	75,301
1,379	Lennar Corp., Class A	72,935
4,256	M.D.C. Holdings, Inc.	123,467
2,100	Meritage Homes Corp. (a)	93,450
1,438	Mohawk Industries, Inc. (a)	301,808

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
16,383	Newell Brands, Inc.	$452,662
1,769	Taylor Morrison Home Corp., Class A (a)	42,031
5,785	TRI Pointe Group, Inc. (a)	98,981
531	Whirlpool Corp.	82,279
		1,652,939

	Household Products — 0.1%
2,498	HRG Group, Inc. (a)	28,078
1,025	Procter & Gamble (The) Co.	74,148
		102,226

	Independent Power and Renewable Electricity Producers — 0.1%
2,796	NRG Yield, Inc., Class C	49,769
1,977	Vistra Energy Corp. (a)	45,174
		94,943

	Industrial Conglomerates — 0.1%
1,183	Carlisle Cos., Inc.	127,445

	Insurance — 8.0%
9,539	Aflac, Inc.	434,692
3,522	Allstate (The) Corp.	344,522
2,805	American Equity Investment Life Holding Co.	84,711
1,761	American National Insurance Co.	212,500
1,951	Arch Capital Group Ltd. (a)	156,334
828	Argo Group International Holdings Ltd.	48,397
1,183	Arthur J. Gallagher & Co.	82,798
1,802	Assurant, Inc.	167,262
5,689	Assured Guaranty Ltd.	206,454
3,446	Athene Holding Ltd., Class A (a)	168,854
1,784	Chubb Ltd.	242,035
4,497	Cincinnati Financial Corp.	316,319
4,942	CNA Financial Corp.	249,373
7,602	CNO Financial Group, Inc.	162,987
1,729	Employers Holdings, Inc.	70,716
588	Enstar Group Ltd. (a)	123,568
321	Everest Re Group Ltd.	74,687
1,371	FBL Financial Group, Inc., Class A	106,595
2,106	First American Financial Corp.	107,638
6,094	FNF Group	224,442
1,636	Horace Mann Educators Corp.	73,129
658	James River Group Holdings Ltd.	23,899
723	Kemper Corp.	48,803
4,571	Lincoln National Corp.	322,895
4,904	Loews Corp.	257,264
1,525	Mercury General Corp.	69,738
5,315	MetLife, Inc.	253,366
959	National General Holdings Corp.	24,713
312	National Western Life Group, Inc., Class A	99,032
5,761	Old Republic International Corp.	117,524

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
5,483	Principal Financial Group, Inc.	$324,703
848	ProAssurance Corp.	40,110
4,031	Prudential Financial, Inc.	428,576
2,710	Reinsurance Group of America, Inc.	404,874
619	Safety Insurance Group, Inc.	49,520
679	Selective Insurance Group, Inc.	40,197
8,517	Third Point Reinsurance Ltd. (a)	113,276
4,959	Torchmark Corp.	430,144
1,203	Travelers (The) Cos., Inc.	158,315
487	United Fire Group, Inc.	24,491
2,193	Universal Insurance Holdings, Inc.	71,163
7,015	Unum Group	339,386
1,133	W.R. Berkley Corp.	84,477
100	White Mountains Insurance Group Ltd.	86,529
		7,471,008

	Internet & Direct Marketing Retail — 0.4%
16,585	Qurate Retail, Inc. QVC Group (a)	388,255

	Internet Software & Services — 0.2%
4,194	Cars.com, Inc. (a)	119,445
3,573	NIC, Inc.	53,059
2,626	Web.com Group, Inc. (a)	48,844
		221,348

	IT Services — 1.1%
1,064	Booz Allen Hamilton Holding Corp.	42,166
1,089	CACI International, Inc., Class A (a)	164,493
11,048	Conduent, Inc. (a)	214,994
4,202	Convergys Corp.	98,159
515	CSG Systems International, Inc.	22,037
2,907	EVERTEC, Inc.	53,053
5,149	First Data Corp., Class A (a)	93,197
1,243	Leidos Holdings, Inc.	79,838
1,261	ManTech International Corp., Class A	74,512
6,077	Presidio, Inc. (a)	93,100
523	Science Applications International Corp.	44,868
2,417	Sykes Enterprises, Inc. (a)	69,513
		1,049,930

	Leisure Products — 0.1%
2,058	Acushnet Holdings Corp.	49,721
965	Hasbro, Inc.	85,007
		134,728

	Life Sciences Tools & Services — 0.1%
908	Cambrex Corp. (a)	48,079

	Machinery — 2.6%
2,540	AGCO Corp.	159,207
423	Astec Industries, Inc.	23,502
1,097	Douglas Dynamics, Inc.	45,800
1,700	Dover Corp.	157,590

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
1,536	EnPro Industries, Inc.	$115,430
2,159	Federal Signal Corp.	46,764
1,167	Franklin Electric Co., Inc.	47,847
1,891	Greenbrier (The) Cos., Inc.	82,920
898	Hillenbrand, Inc.	41,622
680	Hyster-Yale Materials Handling, Inc.	48,416
1,953	Ingersoll-Rand PLC	163,837
3,077	Kennametal, Inc.	112,157
1,817	Mueller Industries, Inc.	49,386
4,372	Mueller Water Products, Inc., Class A	42,802
1,599	Oshkosh Corp.	115,384
5,047	PACCAR, Inc.	321,342
2,290	REV Group, Inc.	41,334
2,775	Rexnord Corp. (a)	76,340
1,653	Snap-on, Inc.	240,098
718	SPX Corp. (a)	22,718
2,709	Timken (The) Co.	115,810
888	TriMas Corp. (a)	24,065
6,311	Trinity Industries, Inc.	201,132
4,568	Wabash National Corp.	91,634
575	Woodward, Inc.	41,366
		2,428,503

	Marine — 0.4%
2,676	Kirby Corp. (a)	228,263
4,148	Matson, Inc.	121,246
		349,509

	Media — 3.5%
8,915	Altice USA, Inc., Class A (a) (b)	159,578
1,838	AMC Networks, Inc., Class A (a)	95,576
3,281	Cinemark Holdings, Inc.	128,517
12,217	Comcast Corp., Class A	383,492
11,017	DISH Network Corp., Class A (a)	369,620
1,945	E.W. Scripps (The) Co., Class A	21,648
3,590	Emerald Expositions Events, Inc.	69,179
12,312	Entercom Communications Corp., Class A	124,967
9,524	Gannett Co., Inc.	92,097
9,355	Gray Television, Inc. (a)	105,712
1,788	Interpublic Group of Cos. (The), Inc.	42,179
1,940	John Wiley & Sons, Inc., Class A	127,943
4,872	Liberty Broadband Corp., Class C (a)	345,376
2,208	Meredith Corp.	114,374
1,119	Omnicom Group, Inc.	82,426
600	Scholastic Corp.	24,840
6,579	Sinclair Broadcast Group, Inc., Class A	186,515
10,848	TEGNA, Inc.	114,663
13,440	Viacom, Inc., Class B	405,350
2,429	Walt Disney (The) Co.	243,702
		3,237,754

	Metals & Mining — 2.1%
1,832	Alcoa Corp. (a)	93,798
4,229	Century Aluminum Co. (a)	73,881

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
13,676	Cleveland-Cliffs, Inc. (a)	$101,476
2,914	Coeur Mining, Inc. (a)	22,059
4,027	Commercial Metals Co.	84,607
387	Compass Minerals International, Inc.	26,045
13,880	Freeport-McMoRan, Inc.	211,115
12,949	Hecla Mining Co.	49,595
5,466	Nucor Corp.	336,815
2,402	Reliance Steel & Aluminum Co.	211,184
7,552	Steel Dynamics, Inc.	338,405
4,681	United States Steel Corp.	158,358
3,393	Warrior Met Coal, Inc. (b)	78,887
3,838	Worthington Industries, Inc.	170,906
		1,957,131

	Mortgage Real Estate Investment Trusts — 1.4%
5,287	Apollo Commercial Real Estate Finance, Inc.	95,272
5,104	ARMOUR Residential REIT, Inc.	115,504
3,932	Blackstone Mortgage Trust, Inc., Class A	121,302
11,829	Chimera Investment Corp.	206,889
17,680	CYS Investments, Inc.	126,766
4,638	Ladder Capital Corp.	64,468
27,349	MFA Financial, Inc.	205,664
6,589	PennyMac Mortgage Investment Trust	115,900
6,144	Redwood Trust, Inc.	94,249
3,932	Starwood Property Trust, Inc.	82,415
6,184	Two Harbors Investment Corp.	94,368
		1,322,797

	Multiline Retail — 1.7%
2,184	Big Lots, Inc.	92,711
1,479	Dillard’s, Inc., Class A (b)	110,259
2,607	Dollar General Corp.	251,654
31,473	JC Penney Co., Inc. (a) (b)	91,586
6,373	Kohl’s Corp.	395,891
6,924	Macy’s, Inc.	215,129
1,702	Nordstrom, Inc.	86,053
4,810	Target Corp.	349,206
		1,592,489

	Multi-Utilities — 2.8%
4,306	Ameren Corp.	252,418
2,275	Black Hills Corp.	128,947
15,235	CenterPoint Energy, Inc.	385,902
3,687	CMS Energy Corp.	173,989
4,285	Consolidated Edison, Inc.	343,357
3,199	DTE Energy Co.	337,175
4,388	MDU Resources Group, Inc.	123,610
1,722	NiSource, Inc.	42,000
1,767	NorthWestern Corp.	97,079
6,647	Public Service Enterprise Group, Inc.	346,641
1,289	Vectren Corp.	90,578

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
3,890	WEC Energy Group, Inc.	$250,049
		2,571,745

	Oil, Gas & Consumable Fuels — 8.6%
1,345	Anadarko Petroleum Corp.	90,545
4,151	Andeavor	574,166
10,375	Antero Resources Corp. (a)	197,125
10,848	Apache Corp.	444,226
1,035	Arch Coal, Inc., Class A	83,659
54,553	Chesapeake Energy Corp. (a)	162,022
3,660	Chevron Corp.	457,903
13,346	CNX Resources Corp. (a)	198,322
1,371	ConocoPhillips	89,800
5,452	CVR Energy, Inc. (b)	188,094
34,689	Denbury Resources, Inc. (a)	114,127
13,131	Devon Energy Corp.	477,049
5,595	Exxon Mobil Corp.	435,011
12,312	Gulfport Energy Corp. (a)	114,502
24,396	Halcon Resources Corp. (a)	131,007
4,215	HollyFrontier Corp.	255,808
11,088	Kinder Morgan, Inc.	175,412
13,641	Laredo Petroleum, Inc. (a)	150,051
5,710	Marathon Petroleum Corp.	427,736
6,375	Murphy Oil Corp.	191,951
6,747	Newfield Exploration Co. (a)	201,061
14,668	Oasis Petroleum, Inc. (a)	161,788
6,075	PBF Energy, Inc., Class A	232,855
5,642	Peabody Energy Corp.	207,908
4,352	Phillips 66	484,421
12,136	QEP Resources, Inc. (a)	147,816
14,163	Range Resources Corp.	196,158
2,221	SemGroup Corp., Class A	55,858
5,272	SM Energy Co.	126,264
27,439	Southwestern Energy Co. (a)	112,500
3,795	Targa Resources Corp.	178,251
4,500	Valero Energy Corp.	499,185
13,433	Williams (The) Cos., Inc.	345,631
5,573	WPX Energy, Inc. (a)	95,243
		8,003,455

	Paper & Forest Products — 0.3%
1,812	Boise Cascade Co.	75,379
5,727	Louisiana-Pacific Corp.	162,246
2,315	P.H. Glatfelter Co.	48,360
595	Schweitzer-Mauduit International, Inc.	23,223
		309,208

	Personal Products — 0.0%
271	USANA Health Sciences, Inc. (a)	28,604

	Pharmaceuticals — 0.5%
483	Allergan PLC	74,213
8,111	Mylan N.V. (a)	314,382

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
3,523	Prestige Brands Holdings, Inc. (a)	$103,717
		492,312

	Professional Services — 0.7%
1,445	FTI Consulting, Inc. (a)	84,388
1,197	ICF International, Inc.	80,319
3,273	Kelly Services, Inc., Class A	95,768
1,073	ManpowerGroup, Inc.	102,707
6,175	Navigant Consulting, Inc. (a)	132,083
711	Robert Half International, Inc.	43,193
2,701	TrueBlue, Inc. (a)	71,982
		610,440

	Real Estate Management & Development — 0.4%
1,721	CBRE Group, Inc., Class A (a)	77,979
236	Jones Lang LaSalle, Inc.	40,004
646	Marcus & Millichap, Inc. (a)	22,067
7,549	Realogy Holdings Corp.	187,291
		327,341

	Road & Rail — 1.9%
596	AMERCO	201,162
1,758	Avis Budget Group, Inc. (a)	86,863
2,909	Genesee & Wyoming, Inc., Class A (a)	207,121
5,284	Heartland Express, Inc.	94,214
5,985	Hertz Global Holdings, Inc. (a)	131,071
376	Landstar System, Inc.	38,220
3,075	Norfolk Southern Corp.	441,170
2,829	Ryder System, Inc.	190,759
7,903	Schneider National, Inc., Class B	210,852
5,642	Werner Enterprises, Inc.	193,521
		1,794,953

	Semiconductors & Semiconductor Equipment — 0.6%
11,729	Amkor Technology, Inc. (a)	97,116
4,055	Cirrus Logic, Inc. (a)	147,886
3,206	Intel Corp.	165,494
1,665	Skyworks Solutions, Inc.	144,455
		554,951

	Software — 0.4%
2,398	CA, Inc.	83,450
9,435	Symantec Corp.	262,199
5,162	TiVo Corp.	73,042
		418,691

	Specialty Retail — 4.3%
4,419	Aaron’s, Inc.	184,582
1,963	Abercrombie & Fitch Co., Class A	50,292
695	Advance Auto Parts, Inc.	79,543
8,267	American Eagle Outfitters, Inc.	170,961
1,037	Asbury Automotive Group, Inc. (a)	69,531
3,521	AutoNation, Inc. (a)	162,635

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
257	AutoZone, Inc. (a)	$160,502
9,811	Bed Bath & Beyond, Inc.	171,300
1,162	Best Buy Co., Inc.	88,928
3,157	Buckle (The), Inc. (b)	72,769
2,082	Caleres, Inc.	68,144
1,312	CarMax, Inc. (a)	82,000
13,142	Chico’s FAS, Inc.	130,500
2,712	Dick’s Sporting Goods, Inc.	89,740
3,114	DSW, Inc., Class A	69,442
2,713	Foot Locker, Inc.	116,876
7,531	GameStop Corp., Class A (b)	102,798
10,703	Gap (The), Inc.	312,956
1,819	Group 1 Automotive, Inc.	118,872
8,740	L Brands, Inc.	305,113
1,639	Lithia Motors, Inc., Class A	157,114
435	Monro, Inc.	24,338
2,263	Murphy USA, Inc. (a)	141,596
328	O’Reilly Automotive, Inc. (a)	83,991
55,261	Office Depot, Inc.	126,548
4,645	Penske Automotive Group, Inc.	209,489
4,252	Sally Beauty Holdings, Inc. (a)	73,517
5,346	Signet Jewelers Ltd.	207,852
1,896	Tailored Brands, Inc.	59,819
997	TJX (The) Cos., Inc.	84,595
1,308	Tractor Supply Co.	88,944
1,114	Urban Outfitters, Inc. (a)	44,861
2,342	Williams-Sonoma, Inc. (b)	111,948
		4,022,096

	Technology Hardware, Storage & Peripherals — 1.1%
23,799	Hewlett Packard Enterprise Co.	405,773
11,126	HP, Inc.	239,098
2,613	NCR Corp. (a)	80,402
1,389	Seagate Technology PLC	80,409
6,988	Super Micro Computer, Inc. (a)	123,687
2,862	Xerox Corp.	90,010
		1,019,379

	Textiles, Apparel & Luxury Goods — 0.4%
259	Deckers Outdoor Corp. (a)	24,154
1,261	G-III Apparel Group Ltd. (a)	46,014
637	Oxford Industries, Inc.	49,074
1,103	PVH Corp.	176,116
1,082	Steven Madden Ltd.	52,207
		347,565

	Thrifts & Mortgage Finance — 0.6%
1,499	Beneficial Bancorp, Inc.	23,759
3,848	Capitol Federal Financial, Inc.	47,985
659	Flagstar Bancorp, Inc. (a)	22,768
12,673	MGIC Investment Corp. (a)	126,983
9,483	New York Community Bancorp, Inc.	112,658
1,408	Northwest Bancshares, Inc.	23,373

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
1,857	Provident Financial Services, Inc.	$48,505
2,163	Radian Group, Inc.	30,931
2,381	Washington Federal, Inc.	75,597
		512,559

	Tobacco — 0.1%
1,442	Universal Corp.	67,846

	Trading Companies & Distributors — 1.1%
4,832	Air Lease Corp.	201,446
5,982	Aircastle Ltd.	117,247
1,130	Applied Industrial Technologies, Inc.	72,264
1,735	GATX Corp.	113,191
1,077	Herc Holdings, Inc. (a)	56,704
2,891	MRC Global, Inc. (a)	54,148
899	MSC Industrial Direct Co., Inc., Class A	77,710
2,796	Rush Enterprises, Inc., Class A (a)	114,161
288	W.W. Grainger, Inc.	81,029
227	Watsco, Inc.	38,004
1,991	WESCO International, Inc. (a)	118,564
		1,044,468

	Transportation Infrastructure — 0.2%
5,576	Macquarie Infrastructure Corp.	211,330

	Wireless Telecommunication Services — 0.3%
7,347	Telephone & Data Systems, Inc.	200,794
2,365	United States Cellular Corp. (a)	93,583
		294,377
	Total Common Stocks — 99.8%	92,930,001
	(Cost $89,747,337)

	Money Market Funds — 0.5%
312,975	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	312,975
184,690	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (c)	184,690
	Total Money Market Funds — 0.5%	497,665
	(Cost $497,665)

Principal Value	Description	Value

	Repurchase Agreements — 0.9%
$2,013	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $2,013. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $2,078. (d)	$2,013
787,253	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $787,289. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $806,806. (d)	787,253

	Total Repurchase Agreements — 0.9%	789,266
	(Cost $789,266)

	Total Investments — 101.2%	94,216,932
	(Cost $91,034,268) (e)
	Net Other Assets and Liabilities — (1.2)%	(1,119,801)
	Net Assets — 100.0%	$93,097,131

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,064,720 and the total value of the collateral held by the Fund is $1,102,241.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,362,752 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,180,088. The net unrealized appreciation was $3,182,664.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$92,930,001	$—	$—
Money Market Funds	497,665	—	—
Repurchase Agreements	—	789,266	—
Total Investments	$93,427,666	$789,266	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.3%
2,354	Aerojet Rocketdyne Holdings, Inc. (a)	$65,771
1,447	Aerovironment, Inc. (a)	78,862
4,187	Axon Enterprise, Inc. (a)	175,770
1,764	Boeing (The) Co.	588,400
2,694	BWX Technologies, Inc.	182,653
2,112	Curtiss-Wright Corp.	270,421
2,869	Harris Corp.	448,769
2,629	HEICO Corp.	230,958
1,767	Hexcel Corp.	117,453
3,139	Kratos Defense & Security Solutions, Inc. (a)	31,421
1,000	Lockheed Martin Corp.	320,840
668	Mercury Systems, Inc. (a)	21,429
1,325	Northrop Grumman Corp.	426,703
2,144	Raytheon Co.	439,391
1,524	Teledyne Technologies, Inc. (a)	285,125
1,507	TransDigm Group, Inc.	483,099
895	United Technologies Corp.	107,534
		4,274,599

	Air Freight & Logistics — 0.8%
5,647	Air Transport Services Group, Inc. (a)	114,295
1,407	FedEx Corp.	347,811
5,680	XPO Logistics, Inc. (a)	551,869
		1,013,975

	Auto Components — 0.3%
6,645	Dana, Inc.	157,686
1,887	Fox Factory Holding Corp. (a)	62,743
548	LCI Industries	52,224
7,783	Modine Manufacturing Co. (a)	133,868
		406,521

	Automobiles — 0.2%
991	Thor Industries, Inc.	105,185
2,577	Winnebago Industries, Inc.	97,668
		202,853

	Banks — 3.1%
1,832	Ameris Bancorp	94,714
1,240	BancFirst Corp.	70,866
1,182	Bank of the Ozarks	55,318
1,218	CenterState Bank Corp.	35,298
3,131	Chemical Financial Corp.	171,861
4,823	Comerica, Inc.	456,159
3,364	ConnectOne Bancorp, Inc.	88,810
540	Eagle Bancorp, Inc. (a)	31,698
1,825	East West Bancorp, Inc.	121,581
2,066	Enterprise Financial Services Corp.	105,056
796	FB Financial Corp.	31,705
1,289	FCB Financial Holdings, Inc., Class A (a)	74,504

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,847	First Bancorp	$70,463
1,087	First Busey Corp.	32,230
1,232	First Financial Bankshares, Inc.	61,046
775	First Merchants Corp.	33,387
1,216	First Republic Bank	112,930
2,152	Heritage Financial Corp.	63,914
920	Independent Bank Corp.	66,516
931	Independent Bank Group, Inc.	66,473
3,317	Lakeland Bancorp, Inc.	64,681
699	Lakeland Financial Corp.	33,216
1,538	LegacyTexas Financial Group, Inc.	63,166
4,737	Live Oak Bancshares, Inc.	133,820
971	National Bank Holdings Corp., Class A	34,160
803	Pacific Premier Bancorp, Inc. (a)	31,919
3,661	Seacoast Banking Corp. of Florida (a)	101,153
1,613	ServisFirst Bancshares, Inc.	67,681
3,229	State Bank Financial Corp.	101,746
1,928	SVB Financial Group (a)	577,648
3,428	Synovus Financial Corp.	179,182
1,270	Texas Capital Bancshares, Inc. (a)	125,286
1,030	Webster Financial Corp.	61,996
1,964	Western Alliance Bancorp (a)	115,837
1,326	Wintrust Financial Corp.	118,611
6,407	Zions Bancorporation	350,783
		4,005,414

	Beverages — 0.6%
4,252	Brown-Forman Corp., Class B	238,282
381	Coca-Cola Bottling Co. Consolidated	64,157
1,015	Constellation Brands, Inc., Class A	236,627
1,837	MGP Ingredients, Inc.	175,966
1,495	Molson Coors Brewing Co., Class B	106,504
		821,536

	Biotechnology — 4.3%
2,444	AbbVie, Inc.	235,968
4,097	Acorda Therapeutics, Inc. (a)	94,641
1,395	Agios Pharmaceuticals, Inc. (a)	117,054
5,184	Alder Biopharmaceuticals, Inc. (a)	73,613
1,969	Alkermes PLC (a)	87,168
1,942	Alnylam Pharmaceuticals, Inc. (a)	183,577
8,755	Amicus Therapeutics, Inc. (a)	123,883
931	AnaptysBio, Inc. (a)	87,309
2,453	Arena Pharmaceuticals, Inc. (a)	97,728
10,489	Array BioPharma, Inc. (a)	142,231
2,710	Bluebird Bio, Inc. (a)	461,106
1,867	Blueprint Medicines Corp. (a)	143,236
3,601	CRISPR Therapeutics AG (a)	168,743
5,786	CytomX Therapeutics, Inc. (a)	152,172
1,627	Dynavax Technologies Corp. (a)	27,578
3,972	Editas Medicine, Inc. (a)	124,721

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
2,501	Emergent BioSolutions, Inc. (a)	$129,702
2,034	Enanta Pharmaceuticals, Inc. (a)	189,264
1,820	Epizyme, Inc. (a)	23,387
1,415	Exact Sciences Corp. (a)	70,764
2,090	Foundation Medicine, Inc. (a)	159,572
1,032	Genomic Health, Inc. (a)	32,745
6,722	Halozyme Therapeutics, Inc. (a)	127,247
5,964	Heron Therapeutics, Inc. (a)	180,709
15,646	ImmunoGen, Inc. (a)	171,950
2,211	Immunomedics, Inc. (a) (b)	40,262
4,595	Intellia Therapeutics, Inc. (a)	91,992
1,070	Intercept Pharmaceuticals, Inc. (a) (b)	72,771
2,107	Intrexon Corp. (a) (b)	38,305
2,093	Ironwood Pharmaceuticals, Inc. (a)	37,925
1,382	Ligand Pharmaceuticals, Inc. (a)	214,003
5,339	Momenta Pharmaceuticals, Inc. (a)	111,051
1,093	Myriad Genetics, Inc. (a)	30,921
3,440	Neurocrine Biosciences, Inc. (a)	278,915
6,083	PTC Therapeutics, Inc. (a)	168,682
2,945	Retrophin, Inc. (a)	73,920
8,663	Sangamo Therapeutics, Inc. (a)	136,875
3,851	Sarepta Therapeutics, Inc. (a)	294,062
2,007	Spectrum Pharmaceuticals, Inc. (a)	31,951
1,291	Ultragenyx Pharmaceutical, Inc. (a)	65,634
2,073	Vertex Pharmaceuticals, Inc. (a)	317,501
3,232	Xencor, Inc. (a)	93,696
		5,504,534

	Building Products — 1.5%
5,313	A.O. Smith Corp.	325,953
1,688	AAON, Inc.	57,392
5,084	Advanced Drainage Systems, Inc.	128,117
1,338	Allegion PLC	103,267
328	American Woodmark Corp. (a)	26,962
1,014	Armstrong World Industries, Inc. (a)	56,784
6,637	Builders FirstSource, Inc. (a)	120,992
3,394	Continental Building Products, Inc. (a)	95,371
3,196	Johnson Controls International PLC	108,248
838	Lennox International, Inc.	162,044
2,785	Masco Corp.	105,468
5,474	NCI Building Systems, Inc. (a)	95,795
2,129	Patrick Industries, Inc. (a)	121,140
3,963	Simpson Manufacturing Co., Inc.	216,697
2,098	Trex Co., Inc. (a)	217,940
		1,942,170

	Capital Markets — 5.0%
854	BlackRock, Inc.	445,361
2,961	Cboe Global Markets, Inc.	316,175
6,470	Charles Schwab (The) Corp.	360,250
1,430	CME Group, Inc.	225,482
794	Cohen & Steers, Inc.	31,839
10,437	E*TRADE Financial Corp. (a)	633,317

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
3,075	Eaton Vance Corp.	$167,249
1,963	Evercore, Inc., Class A	198,754
572	FactSet Research Systems, Inc.	108,171
1,708	Federated Investors, Inc., Class B	45,211
2,952	Houlihan Lokey, Inc.	131,364
4,243	Interactive Brokers Group, Inc., Class A	314,831
4,672	LPL Financial Holdings, Inc.	282,983
525	MarketAxess Holdings, Inc.	104,281
1,906	Moelis & Co., Class A	102,543
2,868	Moody’s Corp.	465,190
1,792	Morningstar, Inc.	194,575
3,095	MSCI, Inc.	463,724
2,243	Northern Trust Corp.	239,440
1,768	S&P Global, Inc.	333,445
4,510	SEI Investments Co.	285,167
4,285	T. Rowe Price Group, Inc.	487,719
7,811	TD Ameritrade Holding Corp.	453,741
		6,390,812

	Chemicals — 1.7%
2,786	AdvanSix, Inc. (a)	99,794
395	Balchem Corp.	34,855
1,124	Celanese Corp., Series A	122,145
565	Chase Corp.	63,280
3,514	Chemours (The) Co.	170,113
822	Ecolab, Inc.	119,001
5,671	Ferro Corp. (a)	124,819
1,951	Huntsman Corp.	58,081
2,323	Ingevity Corp. (a)	178,476
1,098	KMG Chemicals, Inc.	67,516
786	Koppers Holdings, Inc. (a)	34,427
3,450	Kraton Corp. (a)	157,561
1,878	Olin Corp.	56,697
862	Sherwin-Williams (The) Co.	316,923
5,203	Westlake Chemical Corp.	556,565
		2,160,253

	Commercial Services & Supplies — 2.2%
1,450	Advanced Disposal Services, Inc. (a)	31,958
1,772	Brady Corp., Class A	64,501
1,599	Brink’s (The) Co.	118,006
5,632	Casella Waste Systems, Inc., Class A (a)	138,040
1,844	Cimpress N.V. (a)	265,186
3,390	Cintas Corp.	577,317
11,355	Copart, Inc. (a)	580,014
1,312	Healthcare Services Group, Inc.	50,683
4,211	KAR Auction Services, Inc.	218,930
3,066	McGrath RentCorp	180,679
3,027	Mobile Mini, Inc.	127,134
4,533	Rollins, Inc.	219,941
3,497	Tetra Tech, Inc.	169,255

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
1,339	Waste Management, Inc.	$108,847
		2,850,491

	Communications Equipment — 2.0%
2,265	Arista Networks, Inc. (a)	599,206
2,855	CommScope Holding Co., Inc. (a)	109,118
8,753	Extreme Networks, Inc. (a)	93,657
1,184	F5 Networks, Inc. (a)	193,098
3,578	Lumentum Holdings, Inc. (a)	180,510
4,394	Motorola Solutions, Inc.	482,593
3,186	Palo Alto Networks, Inc. (a)	613,337
3,318	Ubiquiti Networks, Inc. (a) (b)	236,441
		2,507,960

	Construction & Engineering — 0.4%
2,121	Dycom Industries, Inc. (a)	220,287
4,851	MasTec, Inc. (a)	213,444
390	Valmont Industries, Inc.	55,419
		489,150

	Construction Materials — 0.1%
554	Eagle Materials, Inc.	54,824
1,884	Summit Materials, Inc., Class A (c)	53,016
		107,840

	Consumer Finance — 0.6%
691	Credit Acceptance Corp. (a)	228,610
3,511	FirstCash, Inc.	304,404
4,447	Green Dot Corp., Class A (a)	270,422
		803,436

	Containers & Packaging — 0.8%
1,270	AptarGroup, Inc.	118,745
3,180	Avery Dennison Corp.	333,296
1,041	Berry Global Group, Inc. (a)	57,255
2,053	Packaging Corp. of America	237,512
5,265	WestRock Co.	311,477
		1,058,285

	Distributors — 0.2%
1,951	Pool Corp.	270,818

	Diversified Consumer Services — 1.1%
2,289	Bright Horizons Family Solutions, Inc. (a)	217,180
6,374	Chegg, Inc. (a)	147,941
2,175	Grand Canyon Education, Inc. (a)	226,178
2,246	H&R Block, Inc.	62,102
3,024	Service Corp. International	110,406
2,244	ServiceMaster Global Holdings, Inc. (a)	113,546
3,336	Sotheby’s (a)	176,141

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
4,478	Weight Watchers International, Inc. (a)	$313,684
		1,367,178

	Diversified Telecommunication Services — 0.2%
744	Cogent Communications Holdings, Inc.	35,080
12,364	Vonage Holdings Corp. (a)	138,229
1,670	Zayo Group Holdings, Inc. (a)	60,621
		233,930

	Electric Utilities — 0.4%
6,802	FirstEnergy Corp.	233,989
1,416	NextEra Energy, Inc.	232,096
1,492	PNM Resources, Inc.	59,158
		525,243

	Electrical Equipment — 0.5%
4,447	AMETEK, Inc.	310,401
3,317	Atkore International Group, Inc. (a)	58,943
3,729	Generac Holdings, Inc. (a)	167,842
2,202	Sensata Technologies Holding PLC (a)	111,685
		648,871

	Electronic Equipment, Instruments & Components — 1.3%
1,308	Amphenol Corp., Class A	109,493
1,396	Badger Meter, Inc.	59,260
1,610	II-VI, Inc. (a)	61,341
2,478	IPG Photonics Corp. (a)	527,888
1,595	Itron, Inc. (a)	104,313
822	Littelfuse, Inc.	153,648
4,514	National Instruments Corp.	184,577
955	Rogers Corp. (a)	101,899
3,394	Systemax, Inc.	106,673
2,050	Zebra Technologies Corp., Class A (a)	276,402
		1,685,494

	Energy Equipment & Services — 0.2%
527	Core Laboratories N.V. (b)	64,531
4,449	Keane Group, Inc. (a)	69,182
3,165	RPC, Inc. (b)	57,002
1,266	U.S. Silica Holdings, Inc.	38,119
		228,834

	Equity Real Estate Investment Trusts — 0.9%
775	American Tower Corp.	105,679
2,023	CubeSmart	59,557
1,289	Extra Space Storage, Inc.	115,482
940	Pebblebrook Hotel Trust	32,891

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,265	PotlatchDeltic Corp.	$65,590
3,244	Rayonier, Inc.	120,644
1,122	Rexford Industrial Realty, Inc.	34,277
2,947	Ryman Hospitality Properties, Inc.	230,986
1,353	SBA Communications Corp. (a)	216,791
624	Sun Communities, Inc.	58,563
936	Terreno Realty Corp.	34,772
3,511	Uniti Group, Inc.	63,268
		1,138,500

	Food & Staples Retailing — 0.2%
9,725	Sprouts Farmers Market, Inc. (a)	243,417

	Food Products — 0.6%
1,363	B&G Foods, Inc. (b)	31,008
1,785	Calavo Growers, Inc.	167,255
482	J&J Snack Foods Corp.	66,232
3,920	Lamb Weston Holdings, Inc.	256,054
2,174	McCormick & Co., Inc.	229,161
		749,710

	Gas Utilities — 0.1%
936	Chesapeake Utilities Corp.	71,136

	Health Care Equipment & Supplies — 6.2%
1,865	Abaxis, Inc.	124,153
1,987	ABIOMED, Inc. (a)	597,988
2,303	Align Technology, Inc. (a)	575,405
650	Anika Therapeutics, Inc. (a)	28,607
51	Atrion Corp.	31,727
4,510	AxoGen, Inc. (a)	179,498
1,732	Baxter International, Inc.	120,374
4,122	Boston Scientific Corp. (a)	118,384
2,049	Cantel Medical Corp.	229,631
2,079	CONMED Corp.	135,197
492	Cooper (The) Cos., Inc.	112,525
2,308	DexCom, Inc. (a)	168,899
3,316	Edwards Lifesciences Corp. (a)	422,326
2,136	Glaukos Corp. (a)	71,940
5,727	Globus Medical, Inc., Class A (a)	293,165
3,120	Haemonetics Corp. (a)	243,485
1,968	Hill-Rom Holdings, Inc.	168,913
1,130	ICU Medical, Inc. (a)	284,421
1,765	IDEXX Laboratories, Inc. (a)	343,275
1,072	Inogen, Inc. (a)	150,702
3,292	Insulet Corp. (a)	283,112
2,329	Integer Holdings Corp. (a)	127,862
4,124	Integra LifeSciences Holdings Corp. (a)	254,162
1,121	Intuitive Surgical, Inc. (a)	494,114
2,092	iRhythm Technologies, Inc. (a)	121,650
649	Masimo Corp. (a)	58,235
2,137	Merit Medical Systems, Inc. (a)	103,645
960	Natus Medical, Inc. (a)	31,728

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
2,555	Neogen Corp. (a)	$174,123
1,118	Nevro Corp. (a)	99,904
6,040	Novocure Ltd. (a)	164,892
1,912	OraSure Technologies, Inc. (a)	33,900
2,240	Orthofix International N.V. (a)	136,685
1,974	Penumbra, Inc. (a)	245,467
3,177	Quidel Corp. (a)	180,136
4,699	ResMed, Inc.	444,713
1,438	Stryker Corp.	243,626
907	Teleflex, Inc.	242,967
1,840	Varex Imaging Corp. (a)	66,222
		7,907,758

	Health Care Providers & Services — 3.2%
2,182	Amedisys, Inc. (a)	144,208
2,900	AMN Healthcare Services, Inc. (a)	193,865
3,121	BioTelemetry, Inc. (a)	119,222
5,411	Centene Corp. (a)	587,526
1,046	Chemed Corp.	322,398
1,303	CorVel Corp. (a)	63,912
3,992	Encompass Health Corp.	242,793
4,770	HCA Healthcare, Inc.	456,680
3,770	HealthEquity, Inc. (a)	247,576
1,430	Laboratory Corp. of America Holdings (a)	244,173
1,574	LHC Group, Inc. (a)	117,137
3,515	Molina Healthcare, Inc. (a)	292,624
2,103	Premier, Inc., Class A (a)	69,378
6,788	Tenet Healthcare Corp. (a)	162,505
2,444	Tivity Health, Inc. (a)	87,862
1,579	UnitedHealth Group, Inc.	373,276
2,025	U.S. Physical Therapy, Inc.	184,781
1,179	WellCare Health Plans, Inc. (a)	241,884
		4,151,800

	Health Care Technology — 0.5%
2,615	Allscripts Healthcare Solutions, Inc. (a)	30,386
1,197	athenahealth, Inc. (a)	146,597
4,620	Evolent Health, Inc., Class A (a)	76,230
4,084	Teladoc, Inc. (a) (b)	175,612
3,126	Veeva Systems, Inc., Class A (a)	219,226
		648,051

	Hotels, Restaurants & Leisure — 5.7%
7,164	Boyd Gaming Corp.	237,916
1,824	Brinker International, Inc.	79,508
2,136	Choice Hotels International, Inc.	170,987
935	Churchill Downs, Inc.	256,751
1,321	Darden Restaurants, Inc.	122,668
774	Dave & Buster’s Entertainment, Inc. (a)	32,887

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
10,668	Denny’s Corp. (a)	$186,797
2,008	Dine Brands Global, Inc.	159,315
1,222	Domino’s Pizza, Inc.	295,394
956	Dunkin’ Brands Group, Inc.	58,278
3,990	Eldorado Resorts, Inc. (a)	161,595
5,306	Hilton Grand Vacations, Inc. (a)	228,158
2,937	Hilton Worldwide Holdings, Inc.	231,553
3,741	Hyatt Hotels Corp., Class A	287,571
9,171	ILG, Inc.	313,006
5,124	La Quinta Holdings, Inc. (a)	100,123
4,699	Las Vegas Sands Corp.	344,578
4,253	Marriott International, Inc., Class A	581,300
1,285	Marriott Vacations Worldwide Corp.	157,554
6,519	Penn National Gaming, Inc. (a)	197,591
4,532	Planet Fitness, Inc., Class A (a)	182,594
3,160	Playa Hotels & Resorts N.V. (a)	32,548
3,309	Red Rock Resorts, Inc., Class A	99,899
956	Royal Caribbean Cruises Ltd.	103,429
2,743	Scientific Games Corp. (a)	146,202
6,534	SeaWorld Entertainment, Inc. (a) (b)	98,598
3,163	Shake Shack, Inc., Class A (a)	150,590
917	Six Flags Entertainment Corp.	57,991
1,280	Sonic Corp. (b)	33,165
1,945	Starbucks Corp.	111,974
3,950	Texas Roadhouse, Inc.	253,116
515	Vail Resorts, Inc.	118,095
6,503	Wendy’s (The) Co.	108,860
2,788	Wingstop, Inc.	136,222
2,953	Wyndham Worldwide Corp.	337,262
3,171	Wynn Resorts Ltd.	590,408
8,141	Yum China Holdings, Inc.	348,109
2,717	Yum! Brands, Inc.	236,651
		7,349,243

	Household Durables — 1.2%
947	Cavco Industries, Inc. (a)	161,322
7,707	D.R. Horton, Inc.	340,187
1,096	Installed Building Products, Inc. (a)	63,239
503	iRobot Corp. (a) (b)	29,355
4,629	KB Home	122,900
2,332	LGI Homes, Inc. (a)	161,374
40	NVR, Inc. (a)	124,000
7,740	PulteGroup, Inc.	234,986
3,958	Toll Brothers, Inc.	166,869
2,151	TopBuild Corp. (a)	171,435
		1,575,667

	Household Products — 0.4%
3,324	Central Garden & Pet Co., Class A (a)	118,002
2,236	Church & Dwight Co., Inc.	103,303
3,831	Energizer Holdings, Inc.	219,746

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
736	WD-40 Co.	$97,079
		538,130

	Independent Power and Renewable Electricity Producers — 0.2%
7,476	NRG Energy, Inc.	231,756

	Industrial Conglomerates — 0.5%
3,757	Raven Industries, Inc.	137,506
1,648	Roper Technologies, Inc.	435,385
		572,891

	Insurance — 0.9%
4,486	Brown & Brown, Inc.	122,154
3,207	Kinsale Capital Group, Inc.	165,321
1,772	Primerica, Inc.	171,441
9,492	Progressive (The) Corp.	572,272
5,507	Trupanion, Inc. (a) (b)	144,724
		1,175,912

	Internet & Direct Marketing Retail — 1.8%
400	Amazon.com, Inc. (a)	626,452
162	Booking Holdings, Inc. (a)	352,836
1,676	Liberty Expedia Holdings, Inc., Class A (a)	68,381
1,958	Netflix, Inc. (a)	611,797
2,673	Overstock.com, Inc. (a) (b)	101,841
3,154	PetMed Express, Inc. (b)	105,533
2,026	Shutterfly, Inc. (a)	163,944
3,380	Wayfair, Inc., Class A (a)	210,574
		2,241,358

	Internet Software & Services — 5.0%
3,395	2U, Inc. (a)	273,264
1,745	Alarm.com Holdings, Inc. (a)	70,463
223	Alphabet, Inc., Class A (a)	227,143
3,939	Blucora, Inc. (a)	102,414
4,715	Box, Inc., Class A (a)	107,785
1,683	Cornerstone OnDemand, Inc. (a)	74,271
3,608	Coupa Software, Inc. (a)	167,303
8,396	eBay, Inc. (a)	318,040
4,365	Endurance International Group Holdings, Inc. (a)	32,083
2,873	Envestnet, Inc. (a)	156,004
5,866	Etsy, Inc. (a)	175,628
4,420	Five9, Inc. (a)	129,815
3,716	GoDaddy, Inc., Class A (a)	239,905
2,812	GrubHub, Inc. (a)	284,406
2,903	GTT Communications, Inc. (a)	139,489
6,465	Hortonworks, Inc. (a)	109,452
3,698	IAC/InterActiveCorp (a)	599,594
3,905	Instructure, Inc. (a)	158,348
2,169	j2 Global, Inc.	172,175
1,481	LogMeIn, Inc.	163,206

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
2,963	Match Group, Inc. (a) (b)	$139,617
3,385	MINDBODY, Inc., Class A (a)	134,215
3,849	New Relic, Inc. (a)	269,007
5,810	Nutanix, Inc., Class A (a)	293,928
6,421	Pandora Media, Inc. (a)	36,022
2,891	Q2 Holdings, Inc. (a)	142,382
7,397	Quotient Technology, Inc. (a)	99,120
851	Stamps.com, Inc. (a)	193,815
1,953	Trade Desk (The), Inc., Class A (a)	99,935
4,311	Twilio, Inc., Class A (a)	181,967
15,948	Twitter, Inc. (a)	483,384
1,951	VeriSign, Inc. (a)	229,086
2,734	Yelp, Inc. (a)	122,620
5,303	Zillow Group, Inc., Class C (a)	257,142
		6,383,028

	IT Services — 6.0%
2,201	Accenture PLC, Class A	332,791
1,211	Black Knight, Inc. (a)	58,915
5,272	Broadridge Financial Solutions, Inc.	565,211
5,747	Cognizant Technology Solutions Corp., Class A	470,220
1,262	CoreLogic, Inc. (a)	62,469
5,753	DXC Technology Co.	592,904
2,491	EPAM Systems, Inc. (a)	284,846
723	Euronet Worldwide, Inc. (a)	56,473
1,181	ExlService Holdings, Inc. (a)	68,274
1,169	Fidelity National Information Services, Inc.	111,020
3,244	Fiserv, Inc. (a)	229,870
2,285	FleetCor Technologies, Inc. (a)	473,635
5,351	Genpact Ltd.	170,643
4,149	Global Payments, Inc.	469,044
944	Jack Henry & Associates, Inc.	112,789
2,641	Mastercard, Inc., Class A	470,811
855	MAXIMUS, Inc.	57,824
6,098	PayPal Holdings, Inc. (a)	454,972
7,981	Sabre Corp.	164,728
11,755	Square, Inc., Class A (a)	556,482
5,158	Syntel, Inc. (a)	148,963
4,315	Teradata Corp. (a)	176,570
6,704	Total System Services, Inc.	563,538
2,824	Visa, Inc., Class A	358,309
2,967	Western Union (The) Co.	58,598
1,822	WEX, Inc. (a)	295,018
4,108	Worldpay, Inc., Class A (a)	333,652
		7,698,569

	Leisure Products — 0.1%
10,061	Callaway Golf Co.	173,653

	Life Sciences Tools & Services — 1.7%
1,414	Accelerate Diagnostics, Inc. (a) (b)	31,391

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
1,683	Agilent Technologies, Inc.	$110,640
456	Bio-Rad Laboratories, Inc., Class A (a)	115,692
1,133	Bio-Techne Corp.	170,981
3,814	Bruker Corp.	112,627
1,069	Charles River Laboratories International, Inc. (a)	111,379
1,429	Illumina, Inc. (a)	344,289
4,716	IQVIA Holdings, Inc. (a)	451,604
2,776	Medpace Holdings, Inc. (a)	102,684
1,507	PerkinElmer, Inc.	110,554
2,063	PRA Health Sciences, Inc. (a)	169,517
1,636	Thermo Fisher Scientific, Inc.	344,133
		2,175,491

	Machinery — 3.2%
882	Alamo Group, Inc.	96,553
2,100	Albany International Corp., Class A	124,215
2,922	Allison Transmission Holdings, Inc.	113,929
2,109	Altra Industrial Motion Corp. (b)	87,840
2,979	Deere & Co.	403,148
1,267	Donaldson Co., Inc.	56,077
1,655	ESCO Technologies, Inc.	92,432
4,358	Fortive Corp.	306,411
3,744	Graco, Inc.	164,699
6,377	Harsco Corp. (a)	130,410
2,371	IDEX Corp.	316,908
719	Illinois Tool Works, Inc.	102,112
2,013	John Bean Technologies Corp.	216,901
1,393	Kadant, Inc.	128,504
1,269	Lincoln Electric Holdings, Inc.	105,162
3,202	Meritor, Inc. (a)	62,343
4,811	Milacron Holdings Corp. (a)	86,742
1,632	Navistar International Corp. (a)	56,810
1,256	Nordson Corp.	161,522
2,427	Proto Labs, Inc. (a)	289,177
459	RBC Bearings, Inc. (a)	53,418
735	Stanley Black & Decker, Inc.	104,069
1,809	Sun Hydraulics Corp.	87,863
914	Toro (The) Co.	53,368
853	WABCO Holdings, Inc. (a)	110,028
1,247	Watts Water Technologies, Inc., Class A	92,901
7,519	Xylem, Inc.	548,135
		4,151,677

	Media — 1.4%
83	Cable One, Inc.	52,715
362	Charter Communications, Inc., Class A (a)	98,207
5,416	Live Nation Entertainment, Inc. (a)	213,770
929	Madison Square Garden (The) Co., Class A (a)	225,766
2,913	MSG Networks, Inc., Class A (a)	59,716

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
1,716	Nexstar Media Group, Inc., Class A	$106,821
54,145	Sirius XM Holdings, Inc. (b)	342,738
12,721	Twenty-First Century Fox, Inc., Class B	458,846
4,571	World Wrestling Entertainment, Inc., Class A	181,880
		1,740,459

	Metals & Mining — 0.1%
732	Carpenter Technology Corp.	38,986
960	Kaiser Aluminum Corp.	94,599
		133,585

	Mortgage Real Estate Investment Trusts — 0.1%
3,469	New Residential Investment Corp.	60,638

	Multiline Retail — 0.4%
2,438	Dollar Tree, Inc. (a)	233,780
4,732	Ollie’s Bargain Outlet Holdings, Inc. (a)	294,330
		528,110

	Oil, Gas & Consumable Fuels — 3.3%
7,319	Callon Petroleum Co. (a)	101,807
2,019	Carrizo Oil & Gas, Inc. (a)	40,521
3,110	Centennial Resource Development, Inc., Class A (a)	57,535
8,656	Cheniere Energy, Inc. (a)	503,433
1,539	Concho Resources, Inc. (a)	241,946
9,810	Continental Resources, Inc. (a)	648,049
7,010	Delek US Holdings, Inc.	332,064
2,670	Diamondback Energy, Inc. (a)	342,961
3,631	Energen Corp. (a)	237,613
2,198	EOG Resources, Inc.	259,738
2,818	Extraction Oil & Gas, Inc. (a) (b)	39,790
4,660	Jagged Peak Energy, Inc. (a)	66,778
5,127	Kosmos Energy Ltd. (a)	36,094
5,723	Matador Resources Co. (a)	187,371
3,717	Noble Energy, Inc.	125,746
1,734	Occidental Petroleum Corp.	133,969
1,979	ONEOK, Inc.	119,175
1,968	Parsley Energy, Inc., Class A (a)	59,099
1,164	PDC Energy, Inc. (a)	62,321
1,347	Pioneer Natural Resources Co.	271,488
10,275	SRC Energy, Inc. (a)	113,436
8,622	WildHorse Resource Development Corp. (a)	225,465
		4,206,399

	Paper & Forest Products — 0.0%
412	Neenah, Inc.	32,136

	Personal Products — 0.9%
12,641	Coty, Inc., Class A	219,321

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
3,863	Estee Lauder (The) Cos., Inc., Class A	$572,072
2,793	Inter Parfums, Inc.	143,002
3,097	Nu Skin Enterprises, Inc., Class A	220,351
		1,154,746

	Pharmaceuticals — 1.7%
1,781	Bristol-Myers Squibb Co.	92,844
5,559	Catalent, Inc. (a)	228,530
4,002	Corcept Therapeutics, Inc. (a)	66,753
4,637	Horizon Pharma PLC (a)	61,394
7,899	Innoviva, Inc. (a)	114,536
4,188	Intersect ENT, Inc. (a)	167,311
756	Jazz Pharmaceuticals PLC (a)	114,942
1,986	MyoKardia, Inc. (a)	98,108
5,443	Nektar Therapeutics (a)	455,361
1,351	Perrigo Co. PLC	105,567
2,875	Supernus Pharmaceuticals, Inc. (a)	134,838
5,540	Zoetis, Inc.	462,479
1,644	Zogenix, Inc. (a)	64,609
		2,167,272

	Professional Services — 1.8%
3,484	ASGN, Inc. (a)	280,915
932	CoStar Group, Inc. (a)	341,727
488	Dun & Bradstreet (The) Corp.	56,271
1,232	Exponent, Inc.	106,445
2,367	Insperity, Inc.	189,952
3,191	Korn/Ferry International	170,591
8,148	TransUnion (a)	528,887
6,159	TriNet Group, Inc. (a)	318,112
3,249	Verisk Analytics, Inc. (a)	345,856
		2,338,756

	Real Estate Management & Development — 0.4%
3,113	Forestar Group, Inc. (a) (b)	67,864
3,312	HFF, Inc., Class A	116,384
820	Howard Hughes (The) Corp. (a)	110,946
2,353	RMR Group (The), Inc., Class A	175,063
3,493	St Joe (The) Co. (a)	60,254
		530,511

	Road & Rail — 1.6%
2,022	CSX Corp.	120,087
2,884	J.B. Hunt Transport Services, Inc.	338,668
3,076	Kansas City Southern	327,994
3,721	Knight-Swift Transportation Holdings, Inc.	145,156
5,775	Marten Transport Ltd.	112,612
3,935	Old Dominion Freight Line, Inc.	526,739
2,190	Saia, Inc. (a)	144,650
2,513	Union Pacific Corp.	335,812
		2,051,718

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.9%
893	Advanced Energy Industries, Inc. (a)	$53,178
11,206	Advanced Micro Devices, Inc. (a)	121,921
2,539	Analog Devices, Inc.	221,782
8,320	Applied Materials, Inc.	413,254
3,578	Brooks Automation, Inc.	89,021
1,229	Cabot Microelectronics Corp.	124,682
13,458	Cypress Semiconductor Corp.	196,218
8,199	Entegris, Inc.	264,008
4,823	FormFactor, Inc. (a)	55,344
5,602	Integrated Device Technology, Inc. (a)	155,904
1,033	KLA-Tencor Corp.	105,097
2,277	Lam Research Corp.	421,382
11,016	Marvell Technology Group Ltd.	220,981
9,604	Maxim Integrated Products, Inc.	523,418
2,532	Microchip Technology, Inc.	211,827
11,092	Micron Technology, Inc. (a)	510,010
2,467	MKS Instruments, Inc.	252,621
986	Monolithic Power Systems, Inc.	115,461
2,497	NVIDIA Corp.	561,575
23,644	ON Semiconductor Corp. (a)	522,060
473	Power Integrations, Inc.	32,069
810	Qorvo, Inc. (a)	54,594
4,903	Rambus, Inc. (a)	66,190
2,481	Semtech Corp. (a)	97,503
1,270	Silicon Laboratories, Inc. (a)	117,983
12,142	SunPower Corp. (a) (b)	103,571
6,242	Teradyne, Inc.	203,177
2,227	Texas Instruments, Inc.	225,885
3,033	Versum Materials, Inc.	106,701
1,559	Xilinx, Inc.	100,150
		6,247,567

	Software — 9.2%
7,061	8x8, Inc. (a)	142,985
1,669	Activision Blizzard, Inc.	110,738
2,676	Adobe Systems, Inc. (a)	593,002
2,156	ANSYS, Inc. (a)	348,539
2,170	Aspen Technology, Inc. (a)	190,417
1,842	Autodesk, Inc. (a)	231,908
1,681	Blackbaud, Inc.	176,438
3,358	Blackline, Inc. (a)	139,021
3,398	Bottomline Technologies de, Inc. (a)	134,289
1,214	Citrix Systems, Inc. (a)	124,933
1,151	CommVault Systems, Inc. (a)	80,512
3,160	Dell Technologies, Inc., Class V (a)	226,793
1,301	Ebix, Inc.	100,827
1,908	Electronic Arts, Inc. (a)	225,106
621	Ellie Mae, Inc. (a)	60,156
1,348	Fair Isaac Corp. (a)	233,447
6,741	FireEye, Inc. (a)	121,675
5,325	Fortinet, Inc. (a)	294,792
2,118	Guidewire Software, Inc. (a)	179,225
2,634	HubSpot, Inc. (a)	278,941

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
2,238	Imperva, Inc. (a)	$100,151
2,669	Intuit, Inc.	493,205
5,069	Microsoft Corp.	474,053
2,657	Paycom Software, Inc. (a)	303,456
1,891	Paylocity Holding Corp. (a)	103,305
2,822	Pegasystems, Inc.	172,283
840	Progress Software Corp.	31,021
2,008	Proofpoint, Inc. (a)	236,824
2,926	PTC, Inc. (a)	240,956
1,810	Qualys, Inc. (a)	139,280
6,437	Rapid7, Inc. (a)	181,781
4,432	RealPage, Inc. (a)	237,112
3,868	Red Hat, Inc. (a)	630,716
4,493	RingCentral, Inc., Class A (a)	301,256
3,978	salesforce.com, Inc. (a)	481,298
3,496	ServiceNow, Inc. (a)	580,825
7,097	Snap, Inc., Class A (a)	101,700
5,878	Splunk, Inc. (a)	603,377
10,782	SS&C Technologies Holdings, Inc.	535,326
1,353	Synopsys, Inc. (a)	115,695
1,412	Tableau Software, Inc., Class A (a)	120,091
811	Tyler Technologies, Inc. (a)	177,544
937	Ultimate Software Group (The), Inc. (a)	224,805
2,721	Varonis Systems, Inc. (a)	177,817
1,908	VMware, Inc., Class A (a)	254,260
3,640	Workday, Inc., Class A (a)	454,418
5,960	Zendesk, Inc. (a)	290,550
31,181	Zynga, Inc., Class A (a)	107,574
		11,864,423

	Specialty Retail — 1.6%
2,143	Burlington Stores, Inc. (a)	291,127
716	Children’s Place (The), Inc.	91,326
3,890	Five Below, Inc. (a)	274,673
1,298	Home Depot (The), Inc.	239,870
2,636	Lowe’s Cos., Inc.	217,285
10,551	Party City Holdco, Inc. (a)	166,178
1,728	RH (a)	164,938
4,333	Ross Stores, Inc.	350,323
3,746	Sleep Number Corp. (a)	106,162
551	Ulta Beauty, Inc. (a)	138,251
		2,040,133

	Technology Hardware, Storage & Peripherals — 0.8%
1,379	Apple, Inc.	227,894
4,275	Diebold Nixdorf, Inc.	65,621
9,375	NetApp, Inc.	624,187
8,251	Pure Storage, Inc., Class A (a)	166,918
		1,084,620

	Textiles, Apparel & Luxury Goods — 0.6%
1,096	Carter’s, Inc.	109,951

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
10,129	Crocs, Inc. (a)	$160,038
5,085	NIKE, Inc., Class B	347,763
7,336	Skechers U.S.A., Inc., Class A (a)	209,076
		826,828

	Thrifts & Mortgage Finance — 0.8%
4,061	BofI Holding, Inc. (a)	163,577
2,682	Essent Group Ltd. (a)	88,399
869	LendingTree, Inc. (a)	207,170
4,809	Meridian Bancorp, Inc.	90,890
1,507	Meta Financial Group, Inc.	167,503
7,957	NMI Holdings, Inc., Class A (a)	110,204
2,770	Walker & Dunlop, Inc.	158,195
1,375	WSFS Financial Corp.	68,887
		1,054,825

	Tobacco — 0.0%
2,798	Vector Group Ltd.	54,561

	Trading Companies & Distributors — 0.9%
1,075	Beacon Roofing Supply, Inc. (a)	52,621
1,652	BMC Stock Holdings, Inc. (a)	28,497
4,238	Fastenal Co.	211,858
1,057	GMS, Inc. (a)	32,936
3,421	H&E Equipment Services, Inc.	110,669
3,703	SiteOne Landscape Supply, Inc. (a)	253,656
3,730	Triton International Ltd.	115,667
2,679	United Rentals, Inc. (a)	401,850
		1,207,754

	Water Utilities — 0.1%
609	American States Water Co.	33,934
867	California Water Service Group	33,596
613	SJW Group	37,056
		104,586

	Wireless Telecommunication Services — 0.2%
6,645	Boingo Wireless, Inc. (a)	155,892
2,692	Shenandoah Telecommunications Co.	101,623
		257,515
	Total Common Stocks — 100.0%	128,365,086
	(Cost $108,370,505)

Shares	Description	Value

	Money Market Funds — 0.4%
441,623	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (d) (e)	$441,623
129,180	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.59% (d)	129,180
	Total Money Market Funds — 0.4%	570,803
	(Cost $570,803)

Principal Value	Description	Value

	Repurchase Agreements — 0.9%
$2,840	BNP Paribas S.A., 1.69% (d), dated 04/30/18, due 05/01/18, with a maturity value of $2,840. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $2,931. (e)	2,840
1,110,851	JPMorgan Chase & Co., 1.65% (d), dated 04/30/18, due 05/01/18, with a maturity value of $1,110,902. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $1,138,440. (e)	1,110,851
	Total Repurchase Agreements — 0.9%	1,113,691
	(Cost $1,113,691)

	Total Investments — 101.3%	130,049,580
	(Cost $110,054,999) (f)
	Net Other Assets and Liabilities — (1.3)%	(1,651,145)
	Net Assets — 100.0%	$128,398,435

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,514,631 and the total value of the collateral held by the Fund is $1,555,314.
(c)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (August 1, 2017 to April 30, 2018), the Fund received 89 PIK shares of Summit Materials, Inc., Class A.
(d)	Rate shown reflects yield as of April 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,245,570 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,250,989. The net unrealized appreciation is $19,994,581.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$128,365,086	$—	$—
Money Market Funds	570,803	—	—
Repurchase Agreements	—	1,113,691	—
Total Investments	$128,935,889	$1,113,691	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.1%
841	Moog, Inc., Class A (a)	$68,937

	Airlines — 3.0%
5,592	Alaska Air Group, Inc.	363,088
17,051	JetBlue Airways Corp. (a)	327,209
6,369	SkyWest, Inc.	362,396
9,171	Spirit Airlines, Inc. (a)	327,588
		1,380,281

	Auto Components — 2.3%
5,798	Adient PLC	355,360
9,031	Gentex Corp.	205,365
10,428	Goodyear Tire & Rubber (The) Co.	261,847
3,789	Tenneco, Inc.	169,330
629	Visteon Corp. (a)	78,273
		1,070,175

	Automobiles — 0.3%
3,232	Harley-Davidson, Inc.	132,932

	Banks — 5.8%
2,788	Associated Banc-Corp.	73,743
2,179	BancorpSouth Bank	72,016
6,933	BankUnited, Inc.	274,616
1,733	Cathay General Bancorp	69,337
4,037	CIT Group, Inc.	213,759
1,652	Columbia Banking System, Inc.	66,427
10,304	F.N.B. Corp.	133,952
335	First Citizens BancShares, Inc., Class A	144,817
2,490	First Hawaiian, Inc.	68,599
3,904	Fulton Financial Corp.	65,978
1,340	Hancock Holding Co.	65,459
888	IBERIABANK Corp.	66,556
6,847	MB Financial, Inc.	291,819
2,798	PacWest Bancorp	143,369
7,427	People’s United Financial, Inc.	135,840
1,665	Popular, Inc.	77,073
1,908	Prosperity Bancshares, Inc.	136,937
9,114	TCF Financial Corp.	226,301
1,914	UMB Financial Corp.	146,574
6,473	Umpqua Holdings Corp.	152,504
1,966	United Bankshares, Inc.	66,746
		2,692,422

	Biotechnology — 0.6%
2,467	United Therapeutics Corp. (a)	271,641

	Capital Markets — 0.9%
8,523	Legg Mason, Inc.	338,363
1,170	Stifel Financial Corp.	68,188
		406,551

	Chemicals — 1.5%
993	Ashland Global Holdings, Inc.	65,717

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
173	NewMarket Corp.	$65,662
3,259	PolyOne Corp.	136,389
2,907	RPM International, Inc.	140,408
3,743	Trinseo S.A.	273,052
		681,228

	Commercial Services & Supplies — 0.8%
4,259	Clean Harbors, Inc. (a)	195,062
2,809	Deluxe Corp.	192,529
		387,591

	Communications Equipment — 1.5%
13,377	Ciena Corp. (a)	344,458
6,566	EchoStar Corp., Class A (a)	344,977
		689,435

	Construction & Engineering — 2.2%
7,779	AECOM (a)	267,909
1,778	EMCOR Group, Inc.	130,843
21,400	KBR, Inc.	357,166
8,069	Quanta Services, Inc. (a)	262,242
		1,018,160

	Consumer Finance — 1.9%
15,845	Navient Corp.	210,105
9,258	OneMain Holdings, Inc. (a)	285,609
21,256	Santander Consumer USA Holdings, Inc.	392,173
		887,887

	Containers & Packaging — 1.7%
13,543	Graphic Packaging Holding Co.	193,665
3,979	Greif, Inc., Class A	232,851
3,199	Owens-Illinois, Inc. (a)	65,036
7,464	Silgan Holdings, Inc.	209,515
1,429	Sonoco Products Co.	73,393
		774,460

	Diversified Consumer Services — 0.7%
575	Graham Holdings Co., Class B	346,754

	Diversified Financial Services — 0.1%
3,049	Leucadia National Corp.	73,298

	Electric Utilities — 3.2%
2,877	ALLETE, Inc.	219,832
3,392	Alliant Energy Corp.	145,686
4,031	Hawaiian Electric Industries, Inc.	139,835
1,570	IDACORP, Inc.	146,010
10,573	OGE Energy Corp.	347,535
2,605	Pinnacle West Capital Corp.	209,703

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
6,842	Portland General Electric Co.	$290,648
		1,499,249

	Electrical Equipment — 1.1%
996	Acuity Brands, Inc.	119,291
999	EnerSys	68,492
569	Hubbell, Inc.	59,096
3,779	Regal Beloit Corp.	269,065
		515,944

	Electronic Equipment, Instruments & Components — 2.5%
1,830	Anixter International, Inc. (a)	107,787
2,699	Arrow Electronics, Inc. (a)	201,723
6,637	Avnet, Inc.	260,370
2,010	Belden, Inc.	123,816
4,824	Jabil, Inc.	128,318
1,756	SYNNEX Corp.	175,899
2,442	Tech Data Corp. (a)	186,202
		1,184,115

	Energy Equipment & Services — 1.5%
5,205	Helmerich & Payne, Inc.	362,008
15,830	Patterson-UTI Energy, Inc.	339,078
		701,086

	Equity Real Estate Investment Trusts — 8.6%
1,794	American Campus Communities, Inc.	70,163
15,776	Apple Hospitality REIT, Inc.	283,810
18,175	Brixmor Property Group, Inc.	270,626
23,950	Cousins Properties, Inc.	212,916
5,003	EPR Properties	275,265
2,259	Equity Commonwealth (a)	70,006
6,840	Forest City Realty Trust, Inc., Class A	137,210
10,155	GEO Group (The), Inc.	228,488
10,938	Hospitality Properties Trust	272,137
977	Kilroy Realty Corp.	70,022
19,248	Kimco Realty Corp.	279,289
9,555	LaSalle Hotel Properties	282,541
3,488	Liberty Property Trust	145,868
2,563	Omega Healthcare Investors, Inc. (b)	66,587
11,093	Outfront Media, Inc.	207,994
10,694	RLJ Lodging Trust	222,114
17,700	Senior Housing Properties Trust	275,589
716	SL Green Realty Corp.	69,982
17,859	Spirit Realty Capital, Inc.	143,765
13,658	Sunstone Hotel Investors, Inc.	213,065
29,868	VEREIT, Inc.	203,102
		4,000,539

	Food & Staples Retailing — 1.3%
2,525	Casey’s General Stores, Inc.	243,915
4,643	Performance Food Group Co. (a)	150,665

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
6,344	US Foods Holding Corp. (a)	$216,838
		611,418

	Food Products — 3.0%
20,027	Darling Ingredients, Inc. (a)	343,263
3,170	Flowers Foods, Inc.	71,673
2,161	Hain Celestial Group (The), Inc. (a)	62,950
1,125	Lancaster Colony Corp.	141,289
11,263	Pilgrim’s Pride Corp. (a)	243,281
2,744	Post Holdings, Inc. (a)	218,340
2,911	Sanderson Farms, Inc.	323,587
		1,404,383

	Gas Utilities — 3.9%
2,468	Atmos Energy Corp.	214,445
5,387	National Fuel Gas Co.	276,622
5,184	New Jersey Resources Corp.	214,358
3,149	ONE Gas, Inc.	219,548
4,098	Southwest Gas Holdings, Inc.	299,113
3,834	Spire, Inc.	276,623
6,240	UGI Corp.	301,954
		1,802,663

	Health Care Providers & Services — 1.7%
7,074	Acadia Healthcare Co., Inc. (a)	251,693
3,737	MEDNAX, Inc. (a)	171,566
15,586	Patterson Cos., Inc.	362,842
		786,101

	Hotels, Restaurants & Leisure — 0.3%
871	Cracker Barrel Old Country Store, Inc. (b)	143,358

	Household Durables — 0.4%
3,124	Leggett & Platt, Inc.	126,678
2,977	Taylor Morrison Home Corp., Class A (a)	70,734
		197,412

	Household Products — 0.1%
4,202	HRG Group, Inc. (a)	47,230

	Independent Power and Renewable Electricity Producers — 0.2%
3,327	Vistra Energy Corp. (a)	76,022

	Industrial Conglomerates — 0.5%
1,991	Carlisle Cos., Inc.	214,490

	Insurance — 6.2%
4,720	American Equity Investment Life Holding Co.	142,544
2,962	American National Insurance Co.	357,425
3,032	Assurant, Inc.	281,430
9,571	Assured Guaranty Ltd.	347,332

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
5,797	Athene Holding Ltd., Class A (a)	$284,053
12,791	CNO Financial Group, Inc.	274,239
989	Enstar Group Ltd. (a)	207,838
540	Everest Re Group Ltd.	125,642
3,543	First American Financial Corp.	181,083
1,216	Kemper Corp.	82,080
9,691	Old Republic International Corp.	197,696
1,427	ProAssurance Corp.	67,497
1,142	Selective Insurance Group, Inc.	67,606
1,906	W.R. Berkley Corp.	142,111
168	White Mountains Insurance Group Ltd.	145,369
		2,903,945

	IT Services — 2.0%
1,790	Booz Allen Hamilton Holding Corp.	70,938
1,831	CACI International, Inc., Class A (a)	276,573
18,587	Conduent, Inc. (a)	361,703
8,662	First Data Corp., Class A (a)	156,782
879	Science Applications International Corp.	75,409
		941,405

	Machinery — 3.1%
4,274	AGCO Corp.	267,894
1,510	Hillenbrand, Inc.	69,989
5,176	Kennametal, Inc.	188,665
2,690	Oshkosh Corp.	194,111
4,669	Rexnord Corp. (a)	128,444
4,559	Timken (The) Co.	194,897
10,618	Trinity Industries, Inc.	338,396
967	Woodward, Inc.	69,566
		1,451,962

	Marine — 0.8%
4,503	Kirby Corp. (a)	384,106

	Media — 2.7%
14,999	Altice USA, Inc., Class A (a) (b)	268,482
5,519	Cinemark Holdings, Inc.	216,179
3,009	Interpublic Group of Cos. (The), Inc.	70,983
3,263	John Wiley & Sons, Inc., Class A	215,195
11,069	Sinclair Broadcast Group, Inc., Class A	313,806
18,251	TEGNA, Inc.	192,913
		1,277,558

	Metals & Mining — 2.6%
3,082	Alcoa Corp. (a)	157,798
6,774	Commercial Metals Co.	142,322
4,041	Reliance Steel & Aluminum Co.	355,285
7,877	United States Steel Corp.	266,479
6,458	Worthington Industries, Inc.	287,575
		1,209,459

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 2.2%
6,616	Blackstone Mortgage Trust, Inc., Class A	$204,104
19,901	Chimera Investment Corp.	348,069
46,012	MFA Financial, Inc.	346,010
6,615	Starwood Property Trust, Inc.	138,650
		1,036,833

	Multiline Retail — 1.1%
11,650	Macy’s, Inc.	361,966
2,863	Nordstrom, Inc.	144,753
		506,719

	Multi-Utilities — 1.4%
3,828	Black Hills Corp.	216,971
7,382	MDU Resources Group, Inc.	207,951
2,898	NiSource, Inc.	70,682
2,168	Vectren Corp.	152,346
		647,950

	Oil, Gas & Consumable Fuels — 7.7%
17,454	Antero Resources Corp. (a)	331,626
91,780	Chesapeake Energy Corp. (a)	272,586
22,454	CNX Resources Corp. (a)	333,666
9,172	CVR Energy, Inc. (b)	316,434
7,091	HollyFrontier Corp.	430,353
10,727	Murphy Oil Corp.	322,990
11,350	Newfield Exploration Co. (a)	338,230
10,220	PBF Energy, Inc., Class A	391,733
9,492	Peabody Energy Corp.	349,780
23,829	Range Resources Corp.	330,032
9,377	WPX Energy, Inc. (a)	160,253
		3,577,683

	Paper & Forest Products — 0.6%
9,634	Louisiana-Pacific Corp.	272,931

	Professional Services — 0.5%
1,806	ManpowerGroup, Inc.	172,870
1,197	Robert Half International, Inc.	72,718
		245,588

	Real Estate Management & Development — 0.8%
397	Jones Lang LaSalle, Inc.	67,295
12,701	Realogy Holdings Corp.	315,112
		382,407

	Road & Rail — 4.1%
1,004	AMERCO	338,870
2,959	Avis Budget Group, Inc. (a)	146,204
4,894	Genesee & Wyoming, Inc., Class A (a)	348,453
632	Landstar System, Inc.	64,243
4,760	Ryder System, Inc.	320,967
13,295	Schneider National, Inc., Class B	354,710

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
9,492	Werner Enterprises, Inc.	$325,576
		1,899,023

	Semiconductors & Semiconductor Equipment — 0.5%
6,822	Cirrus Logic, Inc. (a)	248,798

	Specialty Retail — 6.7%
7,435	Aaron’s, Inc.	310,560
1,169	Advance Auto Parts, Inc.	133,792
13,907	American Eagle Outfitters, Inc.	287,597
5,925	AutoNation, Inc. (a)	273,676
16,506	Bed Bath & Beyond, Inc.	288,195
4,565	Foot Locker, Inc.	196,660
2,757	Lithia Motors, Inc., Class A	264,286
3,807	Murphy USA, Inc. (a)	238,204
7,816	Penske Automotive Group, Inc.	352,501
8,995	Signet Jewelers Ltd.	349,726
2,199	Tractor Supply Co.	149,532
1,875	Urban Outfitters, Inc. (a)	75,506
3,940	Williams-Sonoma, Inc. (b)	188,332
		3,108,567

	Technology Hardware, Storage & Peripherals — 0.6%
4,397	NCR Corp. (a)	135,295
4,815	Xerox Corp.	151,432
		286,727

	Thrifts & Mortgage Finance — 1.2%
21,321	MGIC Investment Corp. (a)	213,636
15,954	New York Community Bancorp, Inc.	189,533
3,639	Radian Group, Inc.	52,038
4,005	Washington Federal, Inc.	127,159
		582,366

	Trading Companies & Distributors — 1.8%
8,129	Air Lease Corp.	338,898
1,901	Applied Industrial Technologies, Inc.	121,569
1,511	MSC Industrial Direct Co., Inc., Class A	130,611
383	Watsco, Inc.	64,122
3,350	WESCO International, Inc. (a)	199,492
		854,692

	Transportation Infrastructure — 0.8%
9,382	Macquarie Infrastructure Corp.	355,578

	Wireless Telecommunication Services — 0.7%
12,361	Telephone & Data Systems, Inc.	337,826
	Total Common Stocks — 99.8%	46,577,885
	(Cost $47,369,245)

Shares	Description	Value

	Money Market Funds — 0.5%
206,963	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	$206,963
	(Cost $206,963)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$1,331	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $1,331. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $1,374. (d)	1,331
520,592	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $520,616. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $533,522. (d)	520,592
	Total Repurchase Agreements — 1.1%	521,923
	(Cost $521,923)

	Total Investments — 101.4%	47,306,771
	(Cost $48,098,131) (e)
	Net Other Assets and Liabilities — (1.4)%	(640,417)
	Net Assets — 100.0%	$46,666,354

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $712,773 and the total value of the collateral held by the Fund is $728,886.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,884,184 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,675,544. The net unrealized depreciation was $791,360.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$46,577,885	$—	$—
Money Market Funds	206,963	—	—
Repurchase Agreements	—	521,923	—
Total Investments	$46,784,848	$521,923	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.8%
10,456	BWX Technologies, Inc.	$708,917
8,198	Curtiss-Wright Corp.	1,049,672
10,204	HEICO Corp.	896,421
6,858	Hexcel Corp.	455,851
5,916	Teledyne Technologies, Inc. (a)	1,106,825
		4,217,686

	Auto Components — 0.5%
25,792	Dana, Inc.	612,044
2,127	LCI Industries	202,703
		814,747

	Automobiles — 0.3%
3,846	Thor Industries, Inc.	408,214

	Banks — 2.6%
4,588	Bank of the Ozarks	214,718
12,149	Chemical Financial Corp.	666,859
7,083	East West Bancorp, Inc.	471,870
4,784	First Financial Bankshares, Inc.	237,047
13,303	Synovus Financial Corp.	695,348
4,928	Texas Capital Bancshares, Inc. (a)	486,147
3,997	Webster Financial Corp.	240,579
7,622	Western Alliance Bancorp (a)	449,546
5,149	Wintrust Financial Corp.	460,578
		3,922,692

	Biotechnology — 3.5%
5,415	Agios Pharmaceuticals, Inc. (a)	454,373
7,640	Alkermes PLC (a)	338,223
40,706	Array BioPharma, Inc. (a)	551,973
7,245	Blueprint Medicines Corp. (a)	555,836
5,490	Exact Sciences Corp. (a)	274,555
5,361	Ligand Pharmaceuticals, Inc. (a)	830,151
13,349	Neurocrine Biosciences, Inc. (a)	1,082,337
14,944	Sarepta Therapeutics, Inc. (a)	1,141,124
		5,228,572

	Building Products — 2.0%
5,192	Allegion PLC	400,718
3,933	Armstrong World Industries, Inc. (a)	220,248
3,251	Lennox International, Inc.	628,646
15,381	Simpson Manufacturing Co., Inc.	841,033
8,143	Trex Co., Inc. (a)	845,895
		2,936,540

	Capital Markets — 3.7%
11,932	Eaton Vance Corp.	648,981
7,619	Evercore, Inc., Class A	771,424
2,221	FactSet Research Systems, Inc.	420,013
6,632	Federated Investors, Inc., Class B	175,549
16,468	Interactive Brokers Group, Inc., Class A	1,221,926
18,130	LPL Financial Holdings, Inc.	1,098,134

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
2,039	MarketAxess Holdings, Inc.	$405,007
6,955	Morningstar, Inc.	755,174
		5,496,208

	Chemicals — 1.2%
13,637	Chemours (The) Co.	660,167
7,569	Huntsman Corp.	225,329
9,016	Ingevity Corp. (a)	692,700
7,285	Olin Corp.	219,934
		1,798,130

	Commercial Services & Supplies — 2.1%
6,208	Brink’s (The) Co.	458,150
7,158	Cimpress N.V. (a)	1,029,392
5,094	Healthcare Services Group, Inc.	196,781
16,343	KAR Auction Services, Inc.	849,673
13,570	Tetra Tech, Inc.	656,788
		3,190,784

	Communications Equipment — 1.9%
11,081	CommScope Holding Co., Inc. (a)	423,516
4,594	F5 Networks, Inc. (a)	749,235
13,885	Lumentum Holdings, Inc. (a)	700,498
12,875	Ubiquiti Networks, Inc. (a) (b)	917,473
		2,790,722

	Construction & Engineering — 1.3%
8,229	Dycom Industries, Inc. (a)	854,664
18,825	MasTec, Inc. (a)	828,300
1,512	Valmont Industries, Inc.	214,855
		1,897,819

	Construction Materials — 0.3%
2,149	Eagle Materials, Inc.	212,665
7,314	Summit Materials, Inc., Class A (c)	205,816
		418,481

	Consumer Finance — 2.1%
2,680	Credit Acceptance Corp. (a)	886,651
13,627	FirstCash, Inc.	1,181,461
17,256	Green Dot Corp., Class A (a)	1,049,337
		3,117,449

	Containers & Packaging — 0.5%
4,932	AptarGroup, Inc.	461,142
4,042	Berry Global Group, Inc. (a)	222,310
		683,452

	Distributors — 0.7%
7,571	Pool Corp.	1,050,931

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 3.2%
8,882	Bright Horizons Family Solutions, Inc. (a)	$842,724
8,442	Grand Canyon Education, Inc. (a)	877,883
8,716	H&R Block, Inc.	240,997
11,737	Service Corp. International	428,518
8,711	ServiceMaster Global Holdings, Inc. (a)	440,777
12,947	Sotheby’s (a)	683,602
17,377	Weight Watchers International, Inc. (a)	1,217,259
		4,731,760

	Diversified Telecommunication Services — 0.2%
6,484	Zayo Group Holdings, Inc. (a)	235,369

	Electric Utilities — 0.1%
5,788	PNM Resources, Inc.	229,494

	Electrical Equipment — 0.7%
14,472	Generac Holdings, Inc. (a)	651,385
8,543	Sensata Technologies Holding PLC (a)	433,301
		1,084,686

	Electronic Equipment, Instruments & Components — 2.1%
6,191	Itron, Inc. (a)	404,891
3,191	Littelfuse, Inc.	596,462
17,517	National Instruments Corp.	716,270
3,705	Rogers Corp. (a)	395,324
7,958	Zebra Technologies Corp., Class A (a)	1,072,977
		3,185,924

	Energy Equipment & Services — 0.3%
2,048	Core Laboratories N.V. (b)	250,777
12,282	RPC, Inc. (b)	221,199
		471,976

	Equity Real Estate Investment Trusts — 1.4%
7,852	CubeSmart	231,163
12,589	Rayonier, Inc.	468,185
11,438	Ryman Hospitality Properties, Inc.	896,510
2,425	Sun Communities, Inc.	227,586
13,627	Uniti Group, Inc.	245,559
		2,069,003

	Food & Staples Retailing — 0.6%
37,740	Sprouts Farmers Market, Inc. (a)	944,632

	Food Products — 0.7%
15,216	Lamb Weston Holdings, Inc.	993,909

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 6.3%
7,949	Cantel Medical Corp.	$890,844
8,958	DexCom, Inc. (a)	655,547
22,223	Globus Medical, Inc., Class A (a)	1,137,595
12,109	Haemonetics Corp. (a)	944,986
7,635	Hill-Rom Holdings, Inc.	655,312
4,386	ICU Medical, Inc. (a)	1,103,956
12,775	Insulet Corp. (a)	1,098,650
16,005	Integra LifeSciences Holdings Corp. (a)	986,388
2,518	Masimo Corp. (a)	225,940
9,917	Neogen Corp. (a)	675,844
7,662	Penumbra, Inc. (a)	952,770
		9,327,832

	Health Care Providers & Services — 3.5%
4,058	Chemed Corp.	1,250,757
15,492	Encompass Health Corp.	942,223
14,632	HealthEquity, Inc. (a)	960,883
13,638	Molina Healthcare, Inc. (a)	1,135,364
4,575	WellCare Health Plans, Inc. (a)	938,607
		5,227,834

	Health Care Technology — 0.9%
4,646	athenahealth, Inc. (a)	568,996
12,131	Veeva Systems, Inc., Class A (a)	850,747
		1,419,743

	Hotels, Restaurants & Leisure — 8.0%
27,803	Boyd Gaming Corp.	923,338
8,289	Choice Hotels International, Inc.	663,534
3,629	Churchill Downs, Inc.	996,523
4,740	Domino’s Pizza, Inc.	1,145,800
3,709	Dunkin’ Brands Group, Inc.	226,101
20,589	Hilton Grand Vacations, Inc. (a)	885,327
14,518	Hyatt Hotels Corp., Class A	1,115,999
35,590	ILG, Inc.	1,214,687
4,986	Marriott Vacations Worldwide Corp.	611,334
25,299	Penn National Gaming, Inc. (a)	766,813
17,590	Planet Fitness, Inc., Class A (a)	708,701
10,647	Scientific Games Corp. (a)	567,485
3,556	Six Flags Entertainment Corp.	224,881
15,329	Texas Roadhouse, Inc.	982,282
1,998	Vail Resorts, Inc.	458,161
25,235	Wendy’s (The) Co.	422,434
		11,913,400

	Household Durables — 1.0%
30,037	PulteGroup, Inc.	911,923
15,362	Toll Brothers, Inc.	647,662
		1,559,585

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.6%
14,867	Energizer Holdings, Inc.	$852,771

	Independent Power and Renewable Electricity Producers — 0.6%
29,013	NRG Energy, Inc.	899,403

	Insurance — 0.8%
17,408	Brown & Brown, Inc.	474,020
6,877	Primerica, Inc.	665,350
		1,139,370

	Internet & Direct Marketing Retail — 0.5%
13,116	Wayfair, Inc., Class A (a)	817,127

	Internet Software & Services — 5.9%
13,176	2U, Inc. (a)	1,060,536
14,422	GoDaddy, Inc., Class A (a)	931,084
10,910	GrubHub, Inc. (a)	1,103,437
8,419	j2 Global, Inc.	668,300
5,750	LogMeIn, Inc.	633,650
14,939	New Relic, Inc. (a)	1,044,087
22,547	Nutanix, Inc., Class A (a)	1,140,653
3,306	Stamps.com, Inc. (a)	752,942
10,607	Yelp, Inc. (a)	475,724
20,580	Zillow Group, Inc., Class C (a)	997,924
		8,808,337

	IT Services — 3.9%
4,703	Black Knight, Inc. (a)	228,801
4,895	CoreLogic, Inc. (a)	242,302
9,670	EPAM Systems, Inc. (a)	1,105,764
2,806	Euronet Worldwide, Inc. (a)	219,177
20,768	Genpact Ltd.	662,292
3,660	Jack Henry & Associates, Inc.	437,297
3,319	MAXIMUS, Inc.	224,464
30,973	Sabre Corp.	639,283
16,745	Teradata Corp. (a)	685,205
11,517	Western Union (The) Co.	227,461
7,071	WEX, Inc. (a)	1,144,936
		5,816,982

	Life Sciences Tools & Services — 2.1%
1,771	Bio-Rad Laboratories, Inc., Class A (a)	449,321
4,397	Bio-Techne Corp.	663,551
14,802	Bruker Corp.	437,103
4,149	Charles River Laboratories International, Inc. (a)	432,284
5,849	PerkinElmer, Inc.	429,083
8,007	PRA Health Sciences, Inc. (a)	657,935
		3,069,277

	Machinery — 3.6%
11,338	Allison Transmission Holdings, Inc.	442,068

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,914	Donaldson Co., Inc.	$217,494
14,529	Graco, Inc.	639,131
7,813	John Bean Technologies Corp.	841,851
4,926	Lincoln Electric Holdings, Inc.	408,218
6,334	Navistar International Corp. (a)	220,486
4,873	Nordson Corp.	626,668
9,418	Proto Labs, Inc. (a)	1,122,155
1,783	RBC Bearings, Inc. (a)	207,505
3,546	Toro (The) Co.	207,051
3,309	WABCO Holdings, Inc. (a)	426,828
		5,359,455

	Media — 1.6%
321	Cable One, Inc.	203,874
21,019	Live Nation Entertainment, Inc. (a)	829,620
3,605	Madison Square Garden (The) Co., Class A (a)	876,087
6,660	Nexstar Media Group, Inc., Class A	414,585
		2,324,166

	Mortgage Real Estate Investment Trusts — 0.1%
13,462	New Residential Investment Corp.	235,316

	Multiline Retail — 0.8%
18,361	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,142,054

	Oil, Gas & Consumable Fuels — 2.4%
12,067	Centennial Resource Development, Inc., Class A (a)	223,240
27,206	Delek US Holdings, Inc.	1,288,748
14,089	Energen Corp. (a)	921,984
22,210	Matador Resources Co. (a)	727,155
7,638	Parsley Energy, Inc., Class A (a)	229,369
4,516	PDC Energy, Inc. (a)	241,787
		3,632,283

	Personal Products — 0.6%
12,015	Nu Skin Enterprises, Inc., Class A	854,867

	Pharmaceuticals — 0.9%
21,574	Catalent, Inc. (a)	886,907
2,935	Jazz Pharmaceuticals PLC (a)	446,238
		1,333,145

	Professional Services — 1.7%
13,523	ASGN, Inc. (a)	1,090,360
1,894	Dun & Bradstreet (The) Corp.	218,397
23,903	TriNet Group, Inc. (a)	1,234,590
		2,543,347

	Real Estate Management & Development — 0.3%
3,183	Howard Hughes (The) Corp. (a)	430,660

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.4%
14,438	Knight-Swift Transportation Holdings, Inc.	$563,226

	Semiconductors & Semiconductor Equipment — 4.0%
3,466	Advanced Energy Industries, Inc. (a)	206,400
52,228	Cypress Semiconductor Corp.	761,484
31,817	Entegris, Inc.	1,024,507
21,739	Integrated Device Technology, Inc. (a)	604,996
9,572	MKS Instruments, Inc.	980,173
3,827	Monolithic Power Systems, Inc.	448,142
3,141	Qorvo, Inc. (a)	211,703
4,928	Silicon Laboratories, Inc. (a)	457,811
24,221	Teradyne, Inc.	788,394
11,769	Versum Materials, Inc.	414,034
		5,897,644

	Software — 10.3%
8,422	Aspen Technology, Inc. (a)	739,030
6,524	Blackbaud, Inc.	684,759
2,410	Ellie Mae, Inc. (a)	233,457
5,231	Fair Isaac Corp. (a)	905,905
26,162	FireEye, Inc. (a)	472,224
20,664	Fortinet, Inc. (a)	1,143,959
8,219	Guidewire Software, Inc. (a)	695,492
10,223	HubSpot, Inc. (a)	1,082,616
10,309	Paycom Software, Inc. (a)	1,177,391
10,953	Pegasystems, Inc.	668,681
7,793	Proofpoint, Inc. (a)	919,106
11,353	PTC, Inc. (a)	934,919
17,198	RealPage, Inc. (a)	920,093
17,438	RingCentral, Inc., Class A (a)	1,169,218
5,480	Tableau Software, Inc., Class A (a)	466,074
3,151	Tyler Technologies, Inc. (a)	689,817
3,634	Ultimate Software Group (The), Inc. (a)	871,869
23,131	Zendesk, Inc. (a)	1,127,636
121,006	Zynga, Inc., Class A (a)	417,471
		15,319,717

	Specialty Retail — 1.5%
8,314	Burlington Stores, Inc. (a)	1,129,457
15,097	Five Below, Inc. (a)	1,065,999
		2,195,456

	Textiles, Apparel & Luxury Goods — 0.8%
4,252	Carter’s, Inc.	426,561
28,471	Skechers U.S.A., Inc., Class A (a)	811,423
		1,237,984

	Thrifts & Mortgage Finance — 0.8%
10,408	Essent Group Ltd. (a)	343,048

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
3,376	LendingTree, Inc. (a)	$804,838
		1,147,886

	Tobacco — 0.1%
10,861	Vector Group Ltd.	211,790

	Trading Companies & Distributors — 1.1%
4,171	Beacon Roofing Supply, Inc. (a)	204,170
14,371	SiteOne Landscape Supply, Inc. (a)	984,414
14,475	Triton International Ltd.	448,870
		1,637,454
	Total Common Stocks — 99.9%	148,837,291
	(Cost $140,944,104)

	Money Market Funds — 0.2%
329,992	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (d) (e)	329,992
	(Cost $329,992)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$2,122	BNP Paribas S.A., 1.69% (d), dated 04/30/18, due 05/01/18, with a maturity value of $2,122. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $2,190. (e)	2,122
830,058	JPMorgan Chase & Co., 1.65% (d), dated 04/30/18, due 05/01/18, with a maturity value of $830,096. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $850,673. (e)	830,058
	Total Repurchase Agreements — 0.6%	832,180
	(Cost $832,180)

	Total Investments — 100.7%	149,999,463
	(Cost $142,106,276) (f)
	Net Other Assets and Liabilities — (0.7)%	(996,626)
	Net Assets — 100.0%	$149,002,837

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,136,857 and the total value of the collateral held by the Fund is $1,162,172.
(c)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (August 1, 2017 to April 30, 2018), the Fund received 285 PIK shares of Summit Materials, Inc., Class A.
(d)	Rate shown reflects yield as of April 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,474,188 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,581,001. The net unrealized appreciation was $7,893,187.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$148,837,291	$—	$—
Money Market Funds	329,992	—	—
Repurchase Agreements	—	832,180	—
Total Investments	$149,167,283	$832,180	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.5%
1,817	AAR Corp.	$78,676
3,288	Esterline Technologies Corp. (a)	236,243
		314,919

	Air Freight & Logistics — 1.7%
6,758	Atlas Air Worldwide Holdings, Inc. (a)	428,457
4,550	Forward Air Corp.	245,655
9,762	Hub Group, Inc., Class A (a)	429,040
		1,103,152

	Airlines — 1.0%
1,394	Allegiant Travel Co.	223,389
10,556	Hawaiian Holdings, Inc.	434,907
		658,296

	Auto Components — 1.9%
26,842	American Axle & Manufacturing Holdings, Inc. (a)	411,756
11,155	Cooper Tire & Rubber Co.	272,740
1,958	Cooper-Standard Holdings, Inc. (a)	242,400
2,468	Dorman Products, Inc. (a)	158,594
2,361	Gentherm, Inc. (a)	79,802
1,685	Standard Motor Products, Inc.	76,415
		1,241,707

	Banks — 4.5%
1,584	1st Source Corp.	82,368
4,154	Banc of California, Inc.	79,757
1,445	Banner Corp.	82,943
2,112	Berkshire Hills Bancorp, Inc.	80,150
3,051	Community Bank System, Inc.	171,619
8,250	Customers Bancorp, Inc. (a)	237,765
39,949	First BanCorp (a)	288,432
2,731	First Financial Bancorp	84,524
2,027	First Interstate BancSystem, Inc., Class A	82,093
3,260	First Midwest Bancorp, Inc.	79,250
4,058	Great Western Bancorp, Inc.	166,946
2,607	Hanmi Financial Corp.	71,953
1,511	Heartland Financial USA, Inc.	81,065
6,966	Hilltop Holdings, Inc.	156,178
8,984	Hope Bancorp, Inc.	155,333
4,201	International Bancshares Corp.	167,200
2,259	NBT Bancorp, Inc.	82,544
4,744	Old National Bancorp	81,597
1,884	Renasant Corp.	85,213
2,007	S&T Bancorp, Inc.	85,659
2,818	Simmons First National Corp., Class A	85,104
2,308	Southside Bancshares, Inc.	80,388
2,803	TowneBank	83,810
5,244	Trustmark Corp.	164,190

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,895	WesBanco, Inc.	$83,001
		2,899,082

	Beverages — 0.3%
864	Boston Beer (The) Co., Inc., Class A (a)	193,666

	Building Products — 1.5%
7,539	Apogee Enterprises, Inc.	309,928
7,105	Gibraltar Industries, Inc. (a)	249,741
8,954	Griffon Corp.	178,184
7,411	Universal Forest Products, Inc.	236,263
		974,116

	Capital Markets — 1.1%
22,874	TPG Specialty Lending, Inc. (b)	413,105
16,172	Waddell & Reed Financial, Inc., Class A	327,321
		740,426

	Chemicals — 1.2%
1,612	H.B. Fuller Co.	79,746
2,382	Innospec, Inc.	173,171
4,882	Minerals Technologies, Inc.	337,102
2,891	Stepan Co.	203,295
		793,314

	Commercial Services & Supplies — 4.3%
7,183	ABM Industries, Inc.	223,607
26,042	ACCO Brands Corp.	313,806
5,529	Covanta Holding Corp.	82,382
7,527	Herman Miller, Inc.	231,079
6,664	HNI Corp.	222,511
3,181	Interface, Inc.	69,982
11,912	Knoll, Inc.	227,162
4,753	Matthews International Corp., Class A	233,610
3,641	Multi-Color Corp.	236,483
15,006	Pitney Bowes, Inc.	153,361
17,683	Steelcase, Inc., Class A	234,300
1,011	UniFirst Corp.	162,366
3,066	US Ecology, Inc.	163,418
4,585	Viad Corp.	232,689
		2,786,756

	Communications Equipment — 1.4%
20,672	Finisar Corp. (a)	322,070
3,268	InterDigital, Inc.	243,303
12,403	NetScout Systems, Inc. (a)	336,741
		902,114

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 1.2%
1,943	Comfort Systems USA, Inc.	$81,995
1,435	Granite Construction, Inc.	75,165
9,628	Primoris Services Corp.	246,381
18,528	Tutor Perini Corp. (a)	382,603
		786,144

	Consumer Finance — 1.4%
3,615	Encore Capital Group, Inc. (a)	161,229
4,589	Nelnet, Inc., Class A	242,345
8,601	PRA Group, Inc. (a)	306,196
2,284	World Acceptance Corp. (a)	234,110
		943,880

	Distributors — 0.2%
7,686	Core-Mark Holding Co., Inc.	158,408

	Diversified Consumer Services — 0.4%
34,604	Houghton Mifflin Harcourt Co. (a)	235,307

	Diversified Telecommunication Services — 1.1%
5,482	ATN International, Inc.	290,546
36,314	Iridium Communications, Inc. (a)	432,137
		722,683

	Electric Utilities — 0.9%
4,716	El Paso Electric Co.	240,752
2,913	MGE Energy, Inc.	169,100
3,770	Otter Tail Corp.	165,314
		575,166

	Electrical Equipment — 0.7%
5,503	AZZ, Inc.	245,159
4,242	Encore Wire Corp.	223,341
		468,500

	Electronic Equipment, Instruments & Components — 2.8%
2,103	ePlus, Inc. (a)	167,925
10,415	Fabrinet (a)	293,807
9,357	Insight Enterprises, Inc. (a)	331,706
22,534	KEMET Corp. (a)	388,035
12,980	Knowles Corp. (a)	166,144
2,050	Methode Electronics, Inc.	81,795
26,719	TTM Technologies, Inc. (a)	372,463
		1,801,875

	Energy Equipment & Services — 6.1%
15,822	C&J Energy Services, Inc. (a)	472,445
22,294	Diamond Offshore Drilling, Inc. (a) (b)	409,987
12,241	Exterran Corp. (a)	358,539
70,558	Helix Energy Solutions Group, Inc. (a)	544,708

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
7,501	Mammoth Energy Services, Inc. (a)	$243,632
67,083	McDermott International, Inc. (a)	442,748
34,406	Nabors Industries Ltd.	261,830
22,035	Oceaneering International, Inc.	468,023
28,529	Superior Energy Services, Inc. (a)	306,116
20,675	Unit Corp. (a)	468,909
		3,976,937

	Equity Real Estate Investment Trusts — 8.4%
3,259	Acadia Realty Trust	76,912
14,130	Alexander & Baldwin, Inc.	323,577
2,399	American Assets Trust, Inc.	80,534
97,970	CBL & Associates Properties, Inc. (b)	409,515
17,067	Chatham Lodging Trust	325,126
8,648	Chesapeake Lodging Trust	255,462
3,918	Columbia Property Trust, Inc.	83,689
16,743	CoreCivic, Inc.	337,539
3,104	Corporate Office Properties Trust	85,391
31,305	DiamondRock Hospitality Co.	345,920
19,362	Global Net Lease, Inc.	360,327
21,459	Kite Realty Group Trust	315,876
41,528	Lexington Realty Trust	333,885
14,392	Mack-Cali Realty Corp.	247,111
26,442	Ramco-Gershenson Properties Trust	315,982
16,778	Select Income REIT	318,111
30,017	Summit Hotel Properties, Inc.	434,646
3,644	Tanger Factory Outlet Centers, Inc.	79,986
61,249	Washington Prime Group, Inc.	396,281
16,573	Xenia Hotels & Resorts, Inc.	341,238
		5,467,108

	Food & Staples Retailing — 1.3%
9,874	Andersons (The), Inc.	322,386
959	PriceSmart, Inc.	84,009
9,514	United Natural Foods, Inc. (a)	428,320
		834,715

	Food Products — 2.0%
47,394	Dean Foods Co.	408,062
7,224	Fresh Del Monte Produce, Inc.	355,060
27,622	Hostess Brands, Inc. (a)	388,089
5,549	Tootsie Roll Industries, Inc. (b)	158,424
		1,309,635

	Health Care Equipment & Supplies — 0.4%
3,546	Halyard Health, Inc. (a)	167,974
1,535	NuVasive, Inc. (a)	81,677
		249,651

	Health Care Providers & Services — 2.5%
3,048	Ensign Group (The), Inc.	84,948
8,692	LifePoint Health, Inc. (a)	416,347

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,526	Magellan Health, Inc. (a)	$127,955
6,851	National HealthCare Corp.	419,829
26,272	Owens & Minor, Inc.	426,920
9,473	Select Medical Holdings Corp. (a)	170,988
		1,646,987

	Health Care Technology — 0.3%
9,704	HMS Holdings Corp. (a)	174,769

	Hotels, Restaurants & Leisure — 1.4%
6,730	Bloomin’ Brands, Inc.	159,232
4,987	Cheesecake Factory (The), Inc.	259,074
7,411	International Speedway Corp., Class A	304,592
2,852	Papa John’s International, Inc. (b)	176,824
		899,722

	Household Durables — 2.0%
8,030	La-Z-Boy, Inc.	231,264
14,632	M.D.C. Holdings, Inc.	424,474
7,223	Meritage Homes Corp. (a)	321,424
19,892	TRI Pointe Group, Inc. (a)	340,352
		1,317,514

	Independent Power and Renewable Electricity Producers — 0.3%
9,613	NRG Yield, Inc., Class C	171,111

	Insurance — 4.1%
2,847	Argo Group International Holdings Ltd.	166,407
5,945	Employers Holdings, Inc.	243,150
4,713	FBL Financial Group, Inc., Class A	366,436
5,626	Horace Mann Educators Corp.	251,482
2,260	James River Group Holdings Ltd.	82,083
5,243	Mercury General Corp.	239,762
3,298	National General Holdings Corp.	84,989
1,072	National Western Life Group, Inc., Class A	340,264
2,126	Safety Insurance Group, Inc.	170,080
29,286	Third Point Reinsurance Ltd. (a)	389,504
1,675	United Fire Group, Inc.	84,236
7,539	Universal Insurance Holdings, Inc.	244,641
		2,663,034

	Internet Software & Services — 1.2%
14,421	Cars.com, Inc. (a)	410,710
12,287	NIC, Inc.	182,462
9,028	Web.com Group, Inc. (a)	167,921
		761,093

	IT Services — 2.2%
14,449	Convergys Corp.	337,529
1,770	CSG Systems International, Inc.	75,738

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
9,995	EVERTEC, Inc.	$182,409
4,336	ManTech International Corp., Class A	256,214
20,897	Presidio, Inc. (a)	320,142
8,310	Sykes Enterprises, Inc. (a)	238,996
		1,411,028

	Leisure Products — 0.3%
7,077	Acushnet Holdings Corp.	170,980

	Life Sciences Tools & Services — 0.2%
3,125	Cambrex Corp. (a)	165,469

	Machinery — 3.6%
1,453	Astec Industries, Inc.	80,729
3,770	Douglas Dynamics, Inc.	157,398
5,280	EnPro Industries, Inc.	396,792
7,421	Federal Signal Corp.	160,739
4,010	Franklin Electric Co., Inc.	164,410
6,504	Greenbrier (The) Cos., Inc.	285,200
2,337	Hyster-Yale Materials Handling, Inc.	166,394
6,247	Mueller Industries, Inc.	169,793
15,033	Mueller Water Products, Inc., Class A	147,173
7,872	REV Group, Inc.	142,090
2,468	SPX Corp. (a)	78,088
3,054	TriMas Corp. (a)	82,763
15,705	Wabash National Corp.	315,042
		2,346,611

	Marine — 0.6%
14,264	Matson, Inc.	416,937

	Media — 3.4%
6,322	AMC Networks, Inc., Class A (a)	328,744
6,686	E.W. Scripps (The) Co., Class A	74,415
12,346	Emerald Expositions Events, Inc.	237,908
42,335	Entercom Communications Corp., Class A	429,700
32,748	Gannett Co., Inc.	316,673
32,168	Gray Television, Inc. (a)	363,498
7,594	Meredith Corp.	393,369
2,064	Scholastic Corp.	85,450
		2,229,757

	Metals & Mining — 2.0%
14,540	Century Aluminum Co. (a)	254,014
47,025	Cleveland-Cliffs, Inc. (a)	348,925
10,021	Coeur Mining, Inc. (a)	75,859
1,329	Compass Minerals International, Inc.	89,442
44,527	Hecla Mining Co.	170,538
14,884	Warrior Met Coal, Inc. (b)	346,053
		1,284,831

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 3.7%
18,177	Apollo Commercial Real Estate Finance, Inc.	$327,549
17,549	ARMOUR Residential REIT, Inc.	397,134
60,794	CYS Investments, Inc.	435,893
15,948	Ladder Capital Corp.	221,677
22,659	PennyMac Mortgage Investment Trust	398,572
21,127	Redwood Trust, Inc.	324,088
21,264	Two Harbors Investment Corp.	324,489
		2,429,402

	Multiline Retail — 1.6%
7,508	Big Lots, Inc.	318,714
5,085	Dillard’s, Inc., Class A (b)	379,087
108,221	JC Penney Co., Inc. (a) (b)	314,923
		1,012,724

	Multi-Utilities — 0.5%
6,075	NorthWestern Corp.	333,760

	Oil, Gas & Consumable Fuels — 6.3%
3,557	Arch Coal, Inc., Class A	287,512
119,280	Denbury Resources, Inc. (a)	392,431
42,335	Gulfport Energy Corp. (a)	393,716
83,888	Halcon Resources Corp. (a)	450,479
46,904	Laredo Petroleum, Inc. (a)	515,944
50,436	Oasis Petroleum, Inc. (a)	556,309
41,730	QEP Resources, Inc. (a)	508,271
7,636	SemGroup Corp., Class A	192,045
18,127	SM Energy Co.	434,142
94,350	Southwestern Energy Co. (a)	386,835
		4,117,684

	Paper & Forest Products — 0.8%
6,230	Boise Cascade Co.	259,168
7,960	P.H. Glatfelter Co.	166,284
2,048	Schweitzer-Mauduit International, Inc.	79,934
		505,386

	Personal Products — 0.1%
933	USANA Health Sciences, Inc. (a)	98,478

	Pharmaceuticals — 0.5%
12,116	Prestige Brands Holdings, Inc. (a)	356,695

	Professional Services — 2.5%
4,968	FTI Consulting, Inc. (a)	290,131
4,115	ICF International, Inc.	276,117
11,254	Kelly Services, Inc., Class A	329,292
21,234	Navigant Consulting, Inc. (a)	454,195
9,286	TrueBlue, Inc. (a)	247,472
		1,597,207

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.1%
2,223	Marcus & Millichap, Inc. (a)	$75,938

	Road & Rail — 1.2%
18,167	Heartland Express, Inc.	323,917
20,581	Hertz Global Holdings, Inc. (a)	450,724
		774,641

	Semiconductors & Semiconductor Equipment — 0.5%
40,329	Amkor Technology, Inc. (a)	333,924

	Software — 0.4%
17,749	TiVo Corp.	251,148

	Specialty Retail — 5.6%
6,750	Abercrombie & Fitch Co., Class A	172,935
3,563	Asbury Automotive Group, Inc. (a)	238,899
10,858	Buckle (The), Inc.	250,277
7,158	Caleres, Inc.	234,281
45,192	Chico’s FAS, Inc.	448,757
9,325	Dick’s Sporting Goods, Inc.	308,564
10,708	DSW, Inc., Class A	238,788
25,898	GameStop Corp., Class A (b)	353,508
6,252	Group 1 Automotive, Inc.	408,568
1,496	Monro, Inc.	83,701
190,016	Office Depot, Inc.	435,137
14,620	Sally Beauty Holdings, Inc. (a)	252,780
6,521	Tailored Brands, Inc.	205,738
		3,631,933

	Technology Hardware, Storage & Peripherals — 0.6%
24,031	Super Micro Computer, Inc. (a)	425,349

	Textiles, Apparel & Luxury Goods — 0.9%
890	Deckers Outdoor Corp. (a)	83,001
4,337	G-III Apparel Group Ltd. (a)	158,257
2,192	Oxford Industries, Inc.	168,872
3,722	Steven Madden Ltd.	179,587
		589,717

	Thrifts & Mortgage Finance — 0.9%
5,155	Beneficial Bancorp, Inc.	81,707
13,232	Capitol Federal Financial, Inc.	165,003
2,265	Flagstar Bancorp, Inc. (a)	78,256
4,841	Northwest Bancshares, Inc.	80,360
6,386	Provident Financial Services, Inc.	166,802
		572,128

	Tobacco — 0.4%
4,959	Universal Corp.	233,321

	Trading Companies & Distributors — 2.4%
20,571	Aircastle Ltd.	403,192

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
5,965	GATX Corp.	$389,157
3,703	Herc Holdings, Inc. (a)	194,963
9,940	MRC Global, Inc. (a)	186,176
9,615	Rush Enterprises, Inc., Class A (a)	392,580
		1,566,068

	Wireless Telecommunication Services — 0.5%
8,132	United States Cellular Corp. (a)	321,783
	Total Common Stocks — 99.9%	65,024,686
	(Cost $66,529,282)

	Money Market Funds — 0.9%
566,662	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	566,662
	(Cost $566,662)

Principal Value	Description	Value

	Repurchase Agreements — 2.2%
$3,644	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $3,644. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $3,761. (d)	3,644
1,425,372	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $1,425,437. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $1,460,773. (d)	1,425,372
	Total Repurchase Agreements — 2.2%	1,429,016
	(Cost $1,429,016)

	Total Investments — 103.0%	67,020,364
	(Cost $68,524,960) (e)
	Net Other Assets and Liabilities — (3.0)%	(1,963,962)
	Net Assets — 100.0%	$65,056,402

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,915,907 and the total value of the collateral held by the Fund is $1,995,678.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,748,094 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,252,690. The net unrealized depreciation is $1,504,596.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$65,024,686	$—	$—
Money Market Funds	566,662	—	—
Repurchase Agreements	—	1,429,016	—
Total Investments	$65,591,348	$1,429,016	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.4%
17,205	Aerojet Rocketdyne Holdings, Inc. (a)	$480,708
10,577	Aerovironment, Inc. (a)	576,446
30,603	Axon Enterprise, Inc. (a)	1,284,714
22,942	Kratos Defense & Security Solutions, Inc. (a)	229,649
4,884	Mercury Systems, Inc. (a)	156,679
		2,728,196

	Air Freight & Logistics — 0.4%
41,264	Air Transport Services Group, Inc. (a)	835,183

	Auto Components — 0.8%
13,783	Fox Factory Holding Corp. (a)	458,285
56,878	Modine Manufacturing Co. (a)	978,301
		1,436,586

	Automobiles — 0.4%
18,829	Winnebago Industries, Inc.	713,619

	Banks — 5.7%
13,387	Ameris Bancorp	692,108
9,060	BancFirst Corp.	517,779
8,895	CenterState Bank Corp.	257,777
24,591	ConnectOne Bancorp, Inc.	649,202
3,941	Eagle Bancorp, Inc. (a)	231,337
15,102	Enterprise Financial Services Corp.	767,937
5,817	FB Financial Corp.	231,691
9,414	FCB Financial Holdings, Inc., Class A (a)	544,129
13,496	First Bancorp	514,872
7,940	First Busey Corp.	235,421
5,660	First Merchants Corp.	243,833
15,726	Heritage Financial Corp.	467,062
6,723	Independent Bank Corp.	486,073
6,804	Independent Bank Group, Inc.	485,806
24,243	Lakeland Bancorp, Inc.	472,739
5,108	Lakeland Financial Corp.	242,732
11,236	LegacyTexas Financial Group, Inc.	461,463
34,617	Live Oak Bancshares, Inc.	977,930
7,102	National Bank Holdings Corp., Class A	249,848
5,868	Pacific Premier Bancorp, Inc. (a)	233,253
26,748	Seacoast Banking Corp. of Florida (a)	739,047
11,784	ServisFirst Bancshares, Inc.	494,457
23,595	State Bank Financial Corp.	743,478
		10,939,974

	Beverages — 0.9%
2,786	Coca-Cola Bottling Co. Consolidated	469,135

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
13,424	MGP Ingredients, Inc.	$1,285,885
		1,755,020

	Biotechnology — 11.3%
29,941	Acorda Therapeutics, Inc. (a)	691,637
37,883	Alder Biopharmaceuticals, Inc. (a)	537,939
63,981	Amicus Therapeutics, Inc. (a)	905,331
6,802	AnaptysBio, Inc. (a)	637,891
17,927	Arena Pharmaceuticals, Inc. (a)	714,212
26,312	CRISPR Therapeutics AG (a) (b)	1,232,980
42,282	CytomX Therapeutics, Inc. (a)	1,112,017
11,894	Dynavax Technologies Corp. (a)	201,603
29,032	Editas Medicine, Inc. (a)	911,605
18,277	Emergent BioSolutions, Inc. (a)	947,845
14,868	Enanta Pharmaceuticals, Inc. (a)	1,383,467
13,299	Epizyme, Inc. (a)	170,892
15,279	Foundation Medicine, Inc. (a)	1,166,552
7,546	Genomic Health, Inc. (a)	239,435
49,127	Halozyme Therapeutics, Inc. (a)	929,974
43,584	Heron Therapeutics, Inc. (a)	1,320,595
114,343	ImmunoGen, Inc. (a)	1,256,630
16,159	Immunomedics, Inc. (a) (b)	294,255
33,577	Intellia Therapeutics, Inc. (a)	672,211
7,822	Intercept Pharmaceuticals, Inc. (a) (b)	531,974
15,398	Intrexon Corp. (a) (b)	279,936
15,299	Ironwood Pharmaceuticals, Inc. (a)	277,218
39,012	Momenta Pharmaceuticals, Inc. (a)	811,450
7,989	Myriad Genetics, Inc. (a)	226,009
44,454	PTC Therapeutics, Inc. (a)	1,232,709
21,516	Retrophin, Inc. (a)	540,052
63,314	Sangamo Therapeutics, Inc. (a)	1,000,361
14,673	Spectrum Pharmaceuticals, Inc. (a)	233,594
9,433	Ultragenyx Pharmaceutical, Inc. (a)	479,574
23,616	Xencor, Inc. (a)	684,628
		21,624,576

	Building Products — 2.5%
12,339	AAON, Inc.	419,526
37,155	Advanced Drainage Systems, Inc.	936,306
2,401	American Woodmark Corp. (a)	197,362
48,509	Builders FirstSource, Inc. (a)	884,319
24,803	Continental Building Products, Inc. (a)	696,964
40,009	NCI Building Systems, Inc. (a)	700,158
15,561	Patrick Industries, Inc. (a)	885,421
		4,720,056

	Capital Markets — 1.0%
5,807	Cohen & Steers, Inc.	232,861
21,577	Houlihan Lokey, Inc.	960,176
13,925	Moelis & Co., Class A	749,165
		1,942,202

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 2.2%
20,360	AdvanSix, Inc. (a)	$729,295
2,886	Balchem Corp.	254,661
4,128	Chase Corp.	462,336
41,441	Ferro Corp. (a)	912,116
8,024	KMG Chemicals, Inc.	493,396
5,743	Koppers Holdings, Inc. (a)	251,543
25,215	Kraton Corp. (a)	1,151,569
		4,254,916

	Commercial Services & Supplies — 2.1%
10,596	Advanced Disposal Services, Inc. (a)	233,536
12,953	Brady Corp., Class A	471,489
41,160	Casella Waste Systems, Inc., Class A (a)	1,008,832
22,409	McGrath RentCorp	1,320,562
22,120	Mobile Mini, Inc.	929,040
		3,963,459

	Communications Equipment — 0.4%
63,966	Extreme Networks, Inc. (a)	684,436

	Diversified Consumer Services — 0.6%
46,576	Chegg, Inc. (a)	1,081,029

	Diversified Telecommunication Services — 0.7%
5,443	Cogent Communications Holdings, Inc.	256,638
90,363	Vonage Holdings Corp. (a)	1,010,258
		1,266,896

	Electrical Equipment — 0.2%
24,243	Atkore International Group, Inc. (a)	430,798

	Electronic Equipment, Instruments & Components — 0.9%
10,203	Badger Meter, Inc.	433,118
11,763	II-VI, Inc. (a)	448,170
24,803	Systemax, Inc.	779,558
		1,660,846

	Energy Equipment & Services — 0.4%
32,514	Keane Group, Inc. (a)	505,593
9,247	U.S. Silica Holdings, Inc.	278,427
		784,020

	Equity Real Estate Investment Trusts — 0.6%
6,872	Pebblebrook Hotel Trust	240,451
9,242	PotlatchDeltic Corp.	479,198
8,197	Rexford Industrial Realty, Inc.	250,418

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
6,843	Terreno Realty Corp.	$254,218
		1,224,285

	Food Products — 1.0%
9,956	B&G Foods, Inc. (b)	226,499
13,047	Calavo Growers, Inc.	1,222,504
3,519	J&J Snack Foods Corp.	483,546
		1,932,549

	Gas Utilities — 0.3%
6,843	Chesapeake Utilities Corp.	520,068

	Health Care Equipment & Supplies — 6.9%
13,630	Abaxis, Inc.	907,349
4,751	Anika Therapeutics, Inc. (a)	209,092
371	Atrion Corp.	230,799
32,958	AxoGen, Inc. (a)	1,311,728
15,198	CONMED Corp.	988,326
15,604	Glaukos Corp. (a) (b)	525,543
7,834	Inogen, Inc. (a)	1,101,304
17,021	Integer Holdings Corp. (a)	934,453
15,290	iRhythm Technologies, Inc. (a)	889,113
15,611	Merit Medical Systems, Inc. (a)	757,134
7,018	Natus Medical, Inc. (a)	231,945
8,171	Nevro Corp. (a)	730,161
44,141	Novocure Ltd. (a)	1,205,049
13,978	OraSure Technologies, Inc. (a)	247,830
16,370	Orthofix International N.V. (a)	998,897
23,219	Quidel Corp. (a)	1,316,517
13,451	Varex Imaging Corp. (a)	484,101
		13,069,341

	Health Care Providers & Services — 4.4%
15,946	Amedisys, Inc. (a)	1,053,871
21,200	AMN Healthcare Services, Inc. (a)	1,417,220
22,805	BioTelemetry, Inc. (a)	871,151
9,515	CorVel Corp. (a)	466,711
11,501	LHC Group, Inc. (a)	855,904
15,371	Premier, Inc., Class A (a)	507,089
49,603	Tenet Healthcare Corp. (a)	1,187,496
17,857	Tivity Health, Inc. (a)	641,959
14,795	U.S. Physical Therapy, Inc.	1,350,044
		8,351,445

	Health Care Technology — 1.1%
19,115	Allscripts Healthcare Solutions, Inc. (a)	222,116
33,765	Evolent Health, Inc., Class A (a)	557,123
29,848	Teladoc, Inc. (a) (b)	1,283,464
		2,062,703

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 4.9%
13,327	Brinker International, Inc.	$580,924
5,655	Dave & Buster’s Entertainment, Inc. (a)	240,281
77,959	Denny’s Corp. (a)	1,365,062
14,677	Dine Brands Global, Inc.	1,164,473
29,160	Eldorado Resorts, Inc. (a)	1,180,980
37,444	La Quinta Holdings, Inc. (a)	731,656
23,092	Playa Hotels & Resorts N.V. (a)	237,848
24,185	Red Rock Resorts, Inc., Class A	730,145
47,751	SeaWorld Entertainment, Inc. (a) (b)	720,562
23,119	Shake Shack, Inc., Class A (a) (b)	1,100,695
9,359	Sonic Corp. (b)	242,492
20,374	Wingstop, Inc.	995,474
		9,290,592

	Household Durables — 2.7%
6,927	Cavco Industries, Inc. (a)	1,180,015
8,012	Installed Building Products, Inc. (a)	462,292
3,675	iRobot Corp. (a) (b)	214,473
33,827	KB Home	898,107
17,046	LGI Homes, Inc. (a)	1,179,583
15,723	TopBuild Corp. (a)	1,253,123
		5,187,593

	Household Products — 0.8%
24,293	Central Garden & Pet Co., Class A (a)	862,402
5,378	WD-40 Co.	709,358
		1,571,760

	Industrial Conglomerates — 0.5%
27,459	Raven Industries, Inc.	1,004,999

	Insurance — 1.2%
23,432	Kinsale Capital Group, Inc.	1,207,920
40,248	Trupanion, Inc. (a) (b)	1,057,717
		2,265,637

	Internet & Direct Marketing Retail — 1.7%
12,251	Liberty Expedia Holdings, Inc., Class A (a)	499,841
19,538	Overstock.com, Inc. (a) (b)	744,398
23,050	PetMed Express, Inc. (b)	771,253
14,804	Shutterfly, Inc. (a)	1,197,939
		3,213,431

	Internet Software & Services — 8.7%
12,753	Alarm.com Holdings, Inc. (a)	514,966
28,787	Blucora, Inc. (a)	748,462
34,458	Box, Inc., Class A (a)	787,710
12,300	Cornerstone OnDemand, Inc. (a)	542,799
26,368	Coupa Software, Inc. (a)	1,222,684

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
31,901	Endurance International Group Holdings, Inc. (a)	$234,472
20,991	Envestnet, Inc. (a)	1,139,811
42,871	Etsy, Inc. (a)	1,283,558
32,301	Five9, Inc. (a)	948,680
21,217	GTT Communications, Inc. (a)	1,019,477
47,243	Hortonworks, Inc. (a)	799,824
28,539	Instructure, Inc. (a)	1,157,257
21,655	Match Group, Inc. (a) (b)	1,020,384
24,736	MINDBODY, Inc., Class A (a)	980,782
46,924	Pandora Media, Inc. (a)	263,244
21,128	Q2 Holdings, Inc. (a)	1,040,554
54,053	Quotient Technology, Inc. (a)	724,310
14,271	Trade Desk (The) Inc., Class A (a)	730,247
31,505	Twilio, Inc., Class A (a)	1,329,826
		16,489,047

	IT Services — 0.8%
8,626	ExlService Holdings, Inc. (a)	498,669
37,692	Syntel, Inc. (a)	1,088,545
		1,587,214

	Leisure Products — 0.7%
73,527	Callaway Golf Co.	1,269,076

	Life Sciences Tools & Services — 0.5%
10,332	Accelerate Diagnostics, Inc. (a) (b)	229,371
20,283	Medpace Holdings, Inc. (a)	750,268
		979,639

	Machinery — 3.8%
6,443	Alamo Group, Inc.	705,315
15,345	Albany International Corp., Class A	907,657
15,410	Altra Industrial Motion Corp. (b)	641,826
12,094	ESCO Technologies, Inc.	675,450
46,605	Harsco Corp. (a)	953,072
10,183	Kadant, Inc.	939,382
23,403	Meritor, Inc. (a)	455,656
35,159	Milacron Holdings Corp. (a)	633,917
13,222	Sun Hydraulics Corp.	642,193
9,116	Watts Water Technologies, Inc., Class A	679,142
		7,233,610

	Media — 0.9%
21,293	MSG Networks, Inc., Class A (a)	436,506
33,405	World Wrestling Entertainment, Inc., Class A	1,329,185
		1,765,691

	Metals & Mining — 0.5%
5,346	Carpenter Technology Corp.	284,728

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
7,021	Kaiser Aluminum Corp.	$691,849
		976,577

	Oil, Gas & Consumable Fuels — 2.4%
53,486	Callon Petroleum Co. (a)	743,990
14,756	Carrizo Oil & Gas, Inc. (a)	296,153
20,599	Extraction Oil & Gas, Inc. (a) (b)	290,858
34,050	Jagged Peak Energy, Inc. (a)	487,936
37,470	Kosmos Energy Ltd. (a)	263,789
75,092	SRC Energy, Inc. (a)	829,016
63,011	WildHorse Resource Development Corp. (a)	1,647,738
		4,559,480

	Paper & Forest Products — 0.1%
3,014	Neenah, Inc.	235,092

	Personal Products — 0.5%
20,413	Inter Parfums, Inc.	1,045,146

	Pharmaceuticals — 2.7%
29,249	Corcept Therapeutics, Inc. (a)	487,873
33,881	Horizon Pharma PLC (a)	448,585
57,732	Innoviva, Inc. (a)	837,114
30,610	Intersect ENT, Inc. (a)	1,222,870
14,513	MyoKardia, Inc. (a)	716,942
21,016	Supernus Pharmaceuticals, Inc. (a)	985,650
12,013	Zogenix, Inc. (a)	472,111
		5,171,145

	Professional Services — 1.8%
9,000	Exponent, Inc.	777,600
17,297	Insperity, Inc.	1,388,084
23,317	Korn/Ferry International	1,246,527
		3,412,211

	Real Estate Management & Development — 1.6%
22,746	Forestar Group, Inc. (a) (b)	495,863
24,202	HFF, Inc., Class A	850,458
17,200	RMR Group (The), Inc., Class A	1,279,680
25,523	St. Joe (The) Co. (a)	440,272
		3,066,273

	Road & Rail — 1.0%
42,206	Marten Transport Ltd.	823,017
16,007	Saia, Inc. (a)	1,057,262
		1,880,279

	Semiconductors & Semiconductor Equipment — 2.2%
26,153	Brooks Automation, Inc.	650,687
8,982	Cabot Microelectronics Corp.	911,224
35,249	FormFactor, Inc. (a)	404,482
3,456	Power Integrations, Inc.	234,317
35,829	Rambus, Inc. (a)	483,691

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
18,131	Semtech Corp. (a)	$712,548
88,739	SunPower Corp. (a) (b)	756,944
		4,153,893

	Software — 5.1%
51,599	8x8, Inc. (a)	1,044,880
24,542	Blackline, Inc. (a)	1,016,039
24,831	Bottomline Technologies de, Inc. (a)	981,321
8,415	CommVault Systems, Inc. (a)	588,629
9,503	Ebix, Inc.	736,482
16,354	Imperva, Inc. (a)	731,842
13,824	Paylocity Holding Corp. (a)	755,205
6,142	Progress Software Corp.	226,824
13,228	Qualys, Inc. (a)	1,017,895
47,046	Rapid7, Inc. (a)	1,328,579
19,887	Varonis Systems, Inc. (a)	1,299,615
		9,727,311

	Specialty Retail — 2.0%
5,234	Children’s Place (The), Inc.	667,597
77,108	Party City Holdco, Inc. (a)	1,214,451
12,624	RH (a) (b)	1,204,961
27,380	Sleep Number Corp. (a)	775,949
		3,862,958

	Technology Hardware, Storage & Peripherals — 0.9%
31,244	Diebold Nixdorf, Inc.	479,596
60,296	Pure Storage, Inc., Class A (a)	1,219,788
		1,699,384

	Textiles, Apparel & Luxury Goods — 0.6%
74,027	Crocs, Inc. (a)	1,169,627

	Thrifts & Mortgage Finance — 2.9%
29,679	BofI Holding, Inc. (a)	1,195,470
35,144	Meridian Bancorp, Inc.	664,222
11,019	Meta Financial Group, Inc.	1,224,762
58,144	NMI Holdings, Inc., Class A (a)	805,294
20,247	Walker & Dunlop, Inc.	1,156,306
10,041	WSFS Financial Corp.	503,054
		5,549,108

	Trading Companies & Distributors — 0.7%
12,076	BMC Stock Holdings, Inc. (a)	208,311
7,726	GMS, Inc. (a)	240,742
24,999	H&E Equipment Services, Inc.	808,718
		1,257,771

	Water Utilities — 0.4%
4,447	American States Water Co.	247,787
6,338	California Water Service Group	245,598

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
4,474	SJW Group	$270,453
		763,838

	Wireless Telecommunication Services — 1.0%
48,562	Boingo Wireless, Inc. (a)	1,139,265
19,670	Shenandoah Telecommunications Co.	742,542
		1,881,807
	Total Common Stocks — 99.8%	190,252,392
	(Cost $182,007,599)

	Money Market Funds — 1.1%
2,019,442	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.60% (c) (d)	2,019,442
	(Cost $2,019,442)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
12,987	BNP Paribas S.A., 1.69% (c), dated 04/30/18, due 05/01/18, with a maturity value of $12,988. Collateralized by U.S. Treasury Notes, interest rates of 2.500% to 2.625%, due 11/15/20 to 05/15/24. The value of the collateral including accrued interest is $13,405. (d)	12,987
5,079,677	JPMorgan Chase & Co., 1.65% (c), dated 04/30/18, due 05/01/18, with a maturity value of $5,079,910. Collateralized by U.S. Treasury Note, interest rate of 1.875%, due 01/31/22. The value of the collateral including accrued interest is $5,205,837. (d)	5,079,677
	Total Repurchase Agreements — 2.7%	5,092,664
	(Cost $5,092,664)

	Total Investments — 103.6%	197,364,498
	(Cost $189,119,705) (e)
	Net Other Assets and Liabilities — (3.6)%	(6,767,905)
	Net Assets — 100.0%	$190,596,593

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,917,969 and the total value of the collateral held by the Fund is $7,112,106.
(c)	Rate shown reflects yield as of April 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,908,995 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,664,202. The net unrealized appreciation was $8,244,793.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$190,252,392	$—	$—
Money Market Funds	2,019,442	—	—
Repurchase Agreements	—	5,092,664	—
Total Investments	$192,271,834	$5,092,664	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 7.1%
1,496	Boeing (The) Co.	$499,006
1,405	Northrop Grumman Corp.	452,466
1,704	Raytheon Co.	349,218
		1,300,690

	Air Freight & Logistics — 2.1%
1,532	FedEx Corp.	378,710

	Banks — 3.3%
2,230	JPMorgan Chase & Co.	242,579
811	PNC Financial Services Group (The), Inc.	118,090
4,678	Wells Fargo & Co.	243,069
		603,738

	Biotechnology — 0.7%
448	Biogen, Inc. (a)	122,573

	Capital Markets — 3.2%
453	BlackRock, Inc.	236,239
6,816	Morgan Stanley	351,842
		588,081

	Diversified Financial Services — 2.6%
2,458	Berkshire Hathaway, Inc., Class B (a)	476,188

	Diversified Telecommunication Services — 5.8%
17,195	AT&T, Inc.	562,277
10,255	Verizon Communications, Inc.	506,084
		1,068,361

	Electric Utilities — 1.3%
1,501	NextEra Energy, Inc.	246,029

	Food & Staples Retailing — 2.8%
1,301	Costco Wholesale Corp.	256,505
3,745	Walgreens Boots Alliance, Inc.	248,855
		505,360

	Food Products — 3.0%
9,841	Kraft Heinz (The) Co.	554,836

	Health Care Equipment & Supplies — 0.7%
2,046	Abbott Laboratories	118,934

	Health Care Providers & Services — 3.0%
7,883	CVS Health Corp.	550,470

	Household Products — 0.6%
1,546	Procter & Gamble (The) Co.	111,838

	Insurance — 0.7%
896	Chubb Ltd.	121,560

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 7.2%
424	Amazon.com, Inc. (a)	$664,039
2,075	Netflix, Inc. (a)	648,355
		1,312,394

	IT Services — 4.7%
799	Accenture PLC, Class A	120,809
2,100	Mastercard, Inc., Class A	374,367
3,232	PayPal Holdings, Inc. (a)	241,139
1,025	Visa, Inc., Class A	130,052
		866,367

	Life Sciences Tools & Services — 0.7%
594	Thermo Fisher Scientific, Inc.	124,948

	Machinery — 2.0%
2,496	Caterpillar, Inc.	360,322

	Media — 10.1%
1,576	Charter Communications, Inc., Class A (a)	427,553
17,940	Comcast Corp., Class A	563,137
13,484	Twenty-First Century Fox, Inc., Class B	486,368
3,662	Walt Disney (The) Co.	367,408
		1,844,466

	Oil, Gas & Consumable Fuels — 8.8%
3,225	Chevron Corp.	403,480
8,271	ConocoPhillips	541,750
2,329	EOG Resources, Inc.	275,218
4,930	Exxon Mobil Corp.	383,308
		1,603,756

	Pharmaceuticals — 3.5%
17,272	Pfizer, Inc.	632,328

	Road & Rail — 3.3%
4,560	Union Pacific Corp.	609,353

	Semiconductors & Semiconductor Equipment — 11.9%
8,819	Applied Materials, Inc.	438,040
1,561	Broadcom, Inc.	358,124
4,708	Intel Corp.	243,027
11,757	Micron Technology, Inc. (a)	540,587
2,647	NVIDIA Corp.	595,310
		2,175,088

	Software — 8.3%
2,837	Adobe Systems, Inc. (a)	628,679
4,030	Microsoft Corp.	376,886
4,217	salesforce.com, Inc. (a)	510,215
		1,515,780

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.7%
731	Apple, Inc.	$120,805

	Textiles, Apparel & Luxury Goods — 0.7%
1,845	NIKE, Inc., Class B	126,179

	Tobacco — 1.2%
3,935	Altria Group, Inc.	220,793

	Total Investments — 100.0%	18,259,947
	(Cost $17,868,181) (b)
	Net Other Assets and Liabilities — 0.0%	2,849
	Net Assets — 100.0%	$18,262,796

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,000,052 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $608,286. The net unrealized appreciation was $391,766.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$18,259,947	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at April 30, 2018.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

April 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2018 (Unaudited)

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2018 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2018, all the Funds except FMK had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2018 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2017 through April 30, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2018 (Unaudited)

Licensing Information

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the Nasdaq Inc.’s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices’ methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”).The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of “Nasdaq,” and the Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 27, 2018

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 27, 2018